UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III*

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012**

*	Effective the close of business December 7, 2012, (i) the Registrant changed its name from “Sun Capital Advisers Trust” to “MFS Variable Insurance Trust III”, (ii) Massachusetts Financial Services Company (“MFS”) became the investment adviser and administrator of the series of the Registrant, and (iii) John M. Corcoran and David L. DiLorenzo became the chief executive officer and the chief financial officer, respectively, of the Registrant. Effective the close of business December 7, 2012, certain series of the Registrant changed their name as set forth in the following table:

New Fund Name:	Former Fund Name:
MFS Blended Research Small Cap Equity Portfolio	SC BlackRock Small Cap Index Fund
MFS Conservative Allocation Portfolio	SC Ibbotson Conservative Fund
MFS Global Real Estate Portfolio	Sun Capital Global Real Estate Fund
MFS Growth Allocation Portfolio	SC Ibbotson Growth Fund
MFS Inflation Adjusted Bond Portfolio	SC BlackRock Inflation Protected Bond Fund
MFS New Discovery Value Portfolio	SC Columbia Small Cap Value Fund
MFS Mid Cap Value Portfolio	SC Goldman Sachs Mid Cap Value Fund
MFS Moderate Allocation Portfolio	SC Ibbotson Balanced Fund
MFS Limited Maturity Portfolio	SC Goldman Sachs Short Duration Fund

**	The following series of the Registrant were liquidated as of the close of business on December 7, 2012: SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund, Sun Capital Money Market Fund, and SC Ibbotson Tactical Opportunities Fund. Additionally, effective the close of business December 7, 2012, (i) SC WMC Large Cap Growth Fund reorganized into MFS Growth Series, a series of MFS Variable Insurance Trust (“VIT”); (ii) SC Davis Venture Value Fund reorganized into MFS Research Series, a series of VIT; (iii) SC WMC Blue Chip Mid Cap Fund reorganized into MFS Mid Cap Growth Series, a series of VIT; (iv) SC Invesco Small Cap Growth Fund reorganized into MFS New Discovery Series, a series of VIT; (v) Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund each reorganized into MFS Research Bond Series, a series of VIT; (vi) SC Lord Abbett Growth & Income Fund reorganized into MFS Value Series, a series of VIT; and (vii) SC PIMCO High Yield Fund reorganized into MFS High Yield Portfolio, a series of MFS Variable Insurance Trust II (“VIT II”).

ITEM 1.	REPORTS TO STOCKHOLDERS.

Because they did not have any shareholders as of period end, a report to shareholders is not included for the following series of the Registrant: SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund, Sun Capital Money Market Fund, SC Ibbotson Tactical Opportunities Fund, SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund, and SC PIMCO High Yield Fund. For further information please see the introductory note.

ANNUAL REPORT

December 31, 2012

MFS® GROWTH ALLOCATION PORTFOLIO

(formerly SCSM Ibbotson Growth Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VGA-ANN

MFS® GROWTH ALLOCATION PORTFOLIO

(formerly SCSM Ibbotson Growth Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Series	11.1%
MFS Value Series	11.0%
MFS Research Series	10.0%
MFS Mid Cap Growth Series	9.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Research International Portfolio	9.0%
MFS International Growth Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS International Value Portfolio	5.0%
MFS Research Bond Series	4.9%
MFS Global Governments Portfolio	3.9%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

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MFS Growth Allocation Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Growth Allocation Portfolio (formerly SC Ibbotson Growth Fund) (“fund”) and Joseph Flaherty became portfolio manager of the fund. The discussion below includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective, different investment strategies, and different underlying fund selections and underlying fund target weightings.

Summary of Results

In connection with the appointment of MFS as the fund’s investment adviser, the Standard & Poor’s 500 Stock Index (“S&P 500 Index”) and the MFS Growth Allocation Fund Blended Index (“Blended Index”) replaced the Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index because MFS believes that the S&P 500 Index and the Blended Index better reflect the fund’s current investment strategies. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

For the twelve months ended December 31, 2012, Initial Class shares of the fund provided a total return of 12.78%, while Service Class shares of the fund provided a total return of 12.40%. These compare with returns of 16.00% and 13.66% over the same period for the fund’s benchmarks, the S&P 500 Index and the Blended Index, respectively. The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index generated a return of 14.31% over the reporting period.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Factors Affecting Performance

For the first three quarters of 2012, the fund’s exposure to non-U.S. equities relative to U.S. equities detracted from performance as U.S. equities outperformed non-U.S. equities during the period. Allocation to small cap equities, emerging market equities, and short-term bonds also held back performance.

The fund’s exposure to value equities, which outperformed growth equities across the capitalization spectrum, aided performance. Exposure to high yield bonds, Treasury Inflation Protected Securities (“TIPS”), and Real Estate Investment Trusts (“REITs”) also benefited performance as these asset classes performed well over the period.

During the fourth quarter 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies (including the underlying fund selections and target weightings) employed by MFS in managing the fund.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

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MFS Growth Allocation Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	Life (t)
Initial Class	10/01/08	12.78%	8.14%
Service Class	10/01/08	12.40%	7.87%

Comparative benchmarks
Standard and Poor’s Stock 500 Index (f)(z)		16.00%	7.22%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (f)(z)		14.31%	8.71%
MFS Growth Allocation Fund Blended Index (f)(w)		13.66%	6.82%
Barclays U.S. Aggregate Bond Index (f)		4.21%	6.87%
Dow Jones-UBS Commodity Index (f)		(1.06)%	(4.19)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		28.65%	7.57%
MSCI EAFE (Europe, Australasia, Far East) Index (f)		17.90%	4.27%

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the commencement of the MFS Growth Allocation Portfolio’s investment operations, October 1, 2008, through the stated period end.

(w)	MFS Growth Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of December 31, 2012, the blended index was comprised of 52% Standard & Poor’s 500 Stock Index, 21% Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE (Europe, Australasia, Far East) Index, 4% Dow Jones-UBS Commodity Index, and 3% FTSE EPRA/NAREIT Developed Real Estate Index.

(z)	Effective after the close of business on December 7, 2012, the Standard & Poor’s 500 Stock Index replaced the Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index as the primary fund benchmark. The fund’s investment adviser believes the Standard & Poor’s 500 Stock Index better reflects the investment policies and strategies of the fund. (See Notes to Performance Summary.)

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MFS Growth Allocation Portfolio

Performance Summary – continued

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index – measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The index is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe, Australasia, Far East) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Performance prior to close of business December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

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MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	0.16%	$1,000.00	$1,066.01	$0.83
	Hypothetical (h)	0.16%	$1,000.00	$1,024.33	$0.81
Service Class	Actual	0.41%	$1,000.00	$1,064.30	$2.13
	Hypothetical (h)	0.41%	$1,000.00	$1,023.08	$2.08

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.05% for the Initial Class shares and 0.30% for the Service Class shares; the actual expenses paid during the period would have been approximately $0.26 for the Initial Class shares and $1.56 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $0.25 for the Initial Class shares and $1.53 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

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MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	363,655	$5,669,386
MFS Global Governments Portfolio – Initial Class	2,004,906	22,114,110
MFS Global Real Estate Portfolio – Initial Class	2,235,427	28,054,609
MFS Growth Series – Initial Class (a)	2,156,309	62,166,387
MFS High Yield Portfolio – Initial Class	4,639,060	28,066,310
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,486,952	28,077,693
MFS International Growth Portfolio – Initial Class	2,141,619	28,162,286
MFS International Value Portfolio – Initial Class	1,615,750	28,033,267
MFS Limited Maturity Portfolio – Initial Class	1,086,455	11,179,618
MFS Mid Cap Growth Series – Initial Class (a)	7,751,449	50,849,506
MFS Mid Cap Value Portfolio – Initial Class	5,804,539	50,789,717
MFS New Discovery Series – Initial Class	722,745	11,361,552
MFS New Discovery Value Portfolio – Initial Class	1,280,602	11,333,329
MFS Research Bond Series – Initial Class	2,076,441	28,011,193
MFS Research International Portfolio –Initial Class	3,717,163	50,627,757
MFS Research Series – Initial Class	2,580,997	56,394,783
MFS Value Series – Initial Class	4,288,128	61,749,038

Total Underlying Affiliated Funds (Identified Cost, $561,419,861)		$562,640,541

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	17	$17

Total Investments (Identified Cost, $561,419,878)		$562,640,558

OTHER ASSETS, LESS LIABILITIES – 0.1%		300,145

Net Assets – 100.0%		$562,940,703

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $561,419,878)	$562,640,558
Receivables for
Investments sold	915,725
Other assets	6,025
Total assets		$563,562,308
Liabilities
Payable to custodian	$184,641
Payable for fund shares reacquired	366,321
Payable to affiliates
Distribution and/or service fees	15,208
Accrued expenses and other liabilities	55,435
Total liabilities		$621,605
Net assets		$562,940,703
Net assets consist of
Paid-in capital	$496,332,774
Unrealized appreciation (depreciation) on investments	1,220,680
Accumulated net realized gain (loss) on investments	51,613,946
Undistributed net investment income	13,773,303
Net assets		$562,940,703
Shares of beneficial interest outstanding		50,196,782

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,971,334	264,844	$11.22
Service Class	559,969,369	49,931,938	11.21

See Notes to Financial Statements

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MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Dividends from underlying affiliated funds		$11,331,031
Expenses
Management fee	$656,033
Distribution and service fees	1,397,740
Shareholder servicing costs	6,515
Administrative services fee	149,233
Independent Trustees’ compensation	26,117
Custodian fee	60,664
Shareholder communications	21,645
Audit and tax fees	35,296
Legal fees	17,088
Miscellaneous	25,377
Total expenses		$2,395,708
Net investment income		$8,935,323
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment in underlying affiliated funds	$16,575,700
Capital gain distributions from underlying affiliated funds	40,263,620
Net realized gain (loss) on investments		$56,839,320
Change in unrealized appreciation (depreciation) on investments		$666,564
Net realized and unrealized gain (loss) on investments		$57,505,884
Change in net assets from operations		$66,441,207

See Notes to Financial Statements

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MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For Years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$8,935,323	$5,020,204
Net realized gain (loss) on investments	56,839,320	34,304,588
Net unrealized gain (loss) on investments	666,564	(62,543,315)
Change in net assets from operations	$66,441,207	$(23,218,523)
Distributions declared to shareholders
From net investment income	$(13,155,817)	$(9,256,432)
From net realized gain on investments	(26,554,716)	(48,987,314)
Total distributions declared to shareholders	$(39,710,533)	$(58,243,746)
Change in net assets from fund share transactions	$(11,952,384)	$39,085,475
Total change in net assets	$14,778,290	$(42,376,794)
Net assets
At beginning of period	548,162,413	590,539,207
At end of period (including undistributed net investment income of $13,773,303 and $13,155,787, respectively)	$562,940,703	$548,162,413

See Notes to Financial Statements

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MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009		2008 (c)
Net asset value, beginning of period	$10.70	$12.47	$11.25	$8.87		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.16	$0.18	$0.06		$0.02
Net realized and unrealized gain (loss) on investments	1.11	(0.64)	1.34	2.35		(1.15	)(g)
Total from investment operations	$1.37	$(0.48)	$1.52	$2.41		$(1.13)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.23)	$(0.18)	$(0.03)		$—
From net realized gain on investments	(0.55)	(1.06)	(0.12)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.85)	$(1.29)	$(0.30)	$(0.03)		$—
Net asset value, end of period (x)	$11.22	$10.70	$12.47	$11.25		$8.87
Total return (%) (k)(r)(s)(x)	12.78	(3.66)	13.80	27.17		(11.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	0.21	0.22	0.30		14.32	(a)
Expenses after expense reductions (f)(h)	N/A	0.21	0.20	0.20		0.20	(a)
Net investment income (l)	2.31	1.34	1.54	0.61		1.20	(a)
Portfolio turnover	72	16	38	16		7	(n)
Net assets at end of period (000 omitted)	$2,971	$2,143	$1,616	$292		$92

See Notes to Financial Statements

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MFS Growth Allocation Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009		2008 (c)
Net asset value, beginning of period	$10.70	$12.47	$11.24	$8.87		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.10	$0.12	$0.12		$0.01
Net realized and unrealized gain (loss) on investments	1.15	(0.61)	1.38	2.25		(1.14	)(g)
Total from investment operations	$1.33	$(0.51)	$1.50	$2.37		$(1.13)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.20)	$(0.15)	$(0.00	)(w)	$—
From net realized gain on investments	(0.55)	(1.06)	(0.12)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.82)	$(1.26)	$(0.27)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$11.21	$10.70	$12.47	$11.24		$8.87
Total return (%) (k)(r)(s)(x)	12.40	(3.90)	13.61	26.75		(11.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	0.46	0.47	0.53		2.08	(a)
Expenses after expense reductions (f)(h)	N/A	0.45	0.45	0.45		0.45	(a)
Net investment income (l)	1.59	0.86	1.03	1.18		1.53	(a)
Portfolio turnover	72	16	38	16		7	(n)
Net assets at end of period (000 omitted)	$559,969	$546,019	$588,923	$448,441		$33,191

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Growth Allocation Portfolio (formerly SC Ibbotson Growth Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS Growth Allocation Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with Ibbotson Associates, Inc., were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc., and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported

13

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$562,640,558	$—	$—	$562,640,558

For further information regarding security characteristics, see the Portfolio of Investments.

14

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income, or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/2012	12/31/2011
Ordinary income (including any short-term capital gains)	$13,609,585	$10,493,541
Long-term capital gains	26,100,948	47,750,205
Total distributions	$39,710,533	$58,243,746

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$562,217,079
Gross appreciation	11,494,752
Gross depreciation	(11,071,273)
Net unrealized appreciation (depreciation)	$423,479
Undistributed ordinary income	13,773,303
Undistributed long-term capital gain	52,411,147

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

15

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows :

	From net investment income		From net realized gain on investments
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$72,571	$37,431	$131,974	$173,024
Service Class	13,083,246	9,219,001	26,422,742	48,814,290
Total	$13,155,817	$9,256,432	$26,554,716	$48,987,314

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser. As compensation for all services rendered, facilities provided and expenses paid or assumed by Sun Capital under an investment advisory agreement, the fund paid an advisory fee monthly to Sun Capital at an annual rate of 0.125% of the fund’s average daily net assets. For the period January 1, 2012 through the close of business on December 7, 2012 the fund paid Sun Capital $656,033 for these services.

The management fee incurred for the year ended December 31, 2012 was equivalent to an annual effective rate of 0.117% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar vehicles such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. From the close of business on December 7, 2012 through December 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital had contractually agreed to waive all or a portion of its advisory fee and to reimburse other operating expenses, exclusive of (i) compensation of the fund’s independent Trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent Trustees; (iii) premiums for liability insurance dedicated to the independent Trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the former Board of Trustees; (v) expenses associated with obtaining data from third parties for the independent Trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent Trustees, to reduce the fund’s total annual operating expenses to 0.20% of average daily net assets for the Initial Class shares and 0.45% of average daily net assets for the Service Class shares. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital reserved the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the fund during the prior two fiscal years. For the period January 1, 2011 through the close of business on December 7, 2012, Sun Capital waived $30,539 of its advisory fee, for which it can no longer be reimbursed.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $91,981 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $1,305,759 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were

16

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFS a fee for this service. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $26,117, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $402,514,806 and $405,967,189, respectively.

17

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	75,213	$842,588	69,640	$833,315
Service Class	922,850	10,344,402	2,819,137	35,152,154
	998,063	$11,186,990	2,888,777	$35,985,469
Shares issued to shareholders in reinvestment of distributions
Initial Class	18,198	$204,545	20,101	$210,455
Service Class	3,514,768	39,505,988	5,542,817	58,033,291
	3,532,966	$39,710,533	5,562,918	$58,243,746
Shares reacquired
Initial Class	(28,850)	$(326,335)	(19,050)	$(222,662)
Service Class	(5,549,697)	(62,523,572)	(4,545,696)	(54,921,078)
	(5,578,547)	$(62,849,907)	(4,564,746)	$(55,143,740)
Net change
Initial Class	64,561	$720,798	70,691	$821,108
Service Class	(1,112,079)	(12,673,182)	3,816,258	38,264,367
	(1,047,518)	$(11,952,384)	3,886,949	$39,085,475

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $1,187 and $2,934, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

18

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds (k)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount (l)	Dispositions Shares/Par Amount (l)(m)	Ending Shares/Par Amount
MFS Blended Research Small Equity Cap Portfolio	1,036,235	54,391	(1,090,626)	—
MFS Emerging Markets Equity Portfolio	757,033	97,375	(490,753)	363,655
MFS Global Governments Portfolio	—	2,008,944	(4,038)	2,004,906
MFS Global Real Estate Portfolio	1,370,074	1,130,829	(265,476)	2,235,427
MFS Growth Series	—	2,168,076	(11,767)	2,156,309
MFS High Yield Portfolio	—	4,671,695	(32,635)	4,639,060
MFS Inflation-Adjusted Bond Portfolio	1,906,510	943,409	(362,967)	2,486,952
MFS Institutional Money Market Portfolio	—	1,015,073	(1,015,056)	17
MFS International Growth Portfolio	2,709,571	641,456	(1,209,408)	2,141,619
MFS International Value Portfolio	—	1,652,469	(36,719)	1,615,750
MFS Limited Maturity Portfolio	1,984,334	1,807,410	(2,705,289)	1,086,455
MFS Mid Cap Growth Series	—	7,825,447	(73,998)	7,751,449
MFS Mid Cap Value Portfolio	2,953,360	3,500,047	(648,868)	5,804,539
MFS New Discovery Series	—	733,397	(10,652)	722,745
MFS New Discovery Value Portfolio	1,207,147	233,099	(159,644)	1,280,602
MFS Research Bond Series	—	2,081,746	(5,305)	2,076,441
MFS Research International Portfolio	—	3,832,665	(115,502)	3,717,163
MFS Research Series	—	2,600,063	(19,066)	2,580,997
MFS Value Portfolio	2,889,179	189,328	(3,078,507)	—
MFS Value Series	—	4,308,563	(20,435)	4,288,128
SC AllianceBernstein International Value Fund	1,447,719	632,868	(2,080,587)	—
SC BlackRock International Index Fund	1,731,682	1,116,275	(2,847,957)	—
SC BlackRock Large Cap Index Fund	3,728,699	459,876	(4,188,575)	—
SC Davis Venture Value	3,842,045	841,859	(4,683,904)	—
SC Ibbotson Tactical Opportunities Fund	11,201,121	621,476	(11,822,597)	—
SC Invesco Small Cap Growth Fund	933,033	295,940	(1,228,973)	—
SC Lord Abbett Growth & Income Fund	1,732,901	3,252,097	(4,984,998)	—
SC PIMCO High Yield Fund	—	3,011,501	(3,011,501)	—
SC PIMCO Total Return Fund	4,005,097	233,374	(4,238,471)	—
SC WMC Blue Chip Mid Cap Fund	2,019,863	1,940,203	(3,960,066)	—
SC WMC Large Cap Growth Fund	4,303,139	3,839,697	(8,142,836)	—
Sun Capital Investment Grade Bond Fund	2,508,106	711,861	(3,219,967)	—

19

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

Underlying Affiliated Funds	Realized Gain Amount	Capital Gain Amount	Dividend Amount	Ending Value
MFS Blended Research Small Equity Cap Portfolio	$71,647	$568,357	$76,843	$—
MFS Emerging Markets Equity Portfolio	1,739,150	482,650	128,279	5,669,386
MFS Global Governments Portfolio	242	—	—	22,114,110
MFS Global Real Estate Portfolio	163,733	—	149,407	28,054,609
MFS Growth Series	(50,193)	—	—	62,166,387
MFS High Yield Portfolio	(1,983)	—	—	28,066,310
MFS Inflation-Adjusted Bond Portfolio	516,152	1,319,730	166,321	28,077,693
MFS Institutional Money Market Portfolio	—	—	17	17
MFS International Growth Portfolio	2,112,485	—	389,371	28,162,286
MFS International Value Portfolio	15,802	—	—	28,033,267
MFS Limited Maturity Portfolio	116,614	—	388,068	11,179,618
MFS Mid Cap Growth Series	(76,424)	—	—	50,849,506
MFS Mid Cap Value Portfolio	349,776	3,061,572	252,142	50,789,717
MFS New Discovery Series	(32,087)	—	—	11,361,552
MFS New Discovery Value Portfolio	(218,687)	340,075	8,559	11,333,329
MFS Research Bond Series	(4,839)	—	—	28,011,193
MFS Research International Portfolio	33,130	—	—	50,627,757
MFS Research Series	(136,681)	—	—	56,394,783
MFS Value Portfolio	3,007,105	1,678,102	647,794	—
MFS Value Series	(120,379)	—	—	61,749,038
SC AllianceBernstein International Value Fund	(2,012,423)	—	796,129	—
SC BlackRock International Index Fund	3,684	196,465	1,080,198	—
SC BlackRock Large Cap Index Fund	523,530	2,685,286	574,524	—
SC Davis Venture Value	1,989,473	7,498,753	620,055	—
SC Ibbotson Tactical Opportunities Fund	175,829	589,702	3,177,857	—
SC Invesco Small Cap Growth Fund	337,057	1,803,263	—	—
SC Lord Abbett Growth & Income Fund	(146,147)	4,658,820	308,959	—
SC PIMCO High Yield Fund	(964)	611,762	32,738	—
SC PIMCO Total Return Fund	2,304,769	846,616	1,279,948	—
SC WMC Blue Chip Mid Cap Fund	1,358,576	6,159,891	179,118	—
SC WMC Large Cap Growth Fund	3,780,802	6,588,266	436,562	—
Sun Capital Investment Grade Bond Fund	776,951	1,174,310	638,142	—
	16,575,700	40,263,620	11,331,031	562,640,558

(k)	Certain underlying affiliated fund names were changed after the close of business on December 7, 2012:

New fund name:	Former fund name:
MFS Blended Research Small Cap Equity Portfolio	SC BlackRock Small Cap Index
MFS Global Real Estate Portfolio	Sun Capital Global Real Estate
MFS Inflation Adjusted Bond Portfolio	SC BlackRock Inflation Protected Bond
MFS Limited Maturity Portfolio	SC Goldman Sachs Short Duration
MFS Mid Cap Value Portfolio	SC Goldman Sachs Mid Cap Value
MFS New Discovery Value Portfolio	SC Columbia Small Cap Value Fund

20

MFS Growth Allocation Portfolio

Notes to Financial Statements – continued

(l)	The acquisition shares include shares received by the successor funds and disposition shares include shares contributed by the acquired funds after the close of business on December 7, 2012 in the reorganization of certain Sun Capital Advisors Trust funds into certain MFS Variable Insurance Trust I and MFS Variable Insurance Trust II funds as follows:

Acquired Funds:	Successor Funds:
SC WMC Large Cap Growth Fund	MFS Growth Series
SC Davis Venture Value	MFS Research Series
SC WMC Blue Chip Mid Cap Fund	MFS Mid Cap Growth Series
SC Invesco Small Cap Growth Fund	MFS New Discovery Series
Sun Capital Investment Grade Bond Fund	MFS Research Bond Series
SC PIMCO Total Return Fund	MFS Research Bond Series
SC Lord Abbett Growth & Income Fund	MFS Value Series
SC PIMCO High Yield Fund	MFS High Yield Portfolio

(m)	The disposition shares include shares of funds of the Sun Capital Advisors Trust which liquidated as of the close of business on December 7, 2012 for the following funds:

Liquidating Funds:
SC AllianceBernstein International Value Fund
SC BlackRock International Index Fund
SC BlackRock Large Cap Index Fund
SC Ibbotson Tactical Opportunities Fund

21

MFS Growth Allocation Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of MFS Growth Allocation Portfolio (formerly SC Ibbotson Growth Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Growth Allocation Portfolio (the “Fund”) (formerly SC Ibbotson Growth Fund) (one of the series comprising MFS Variable Insurance Trust III, formerly Sun Capital Advisers Trust) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Growth Allocation Portfolio (formerly SC Ibbotson Growth Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

22

MFS Growth Allocation Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Growth Allocation Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Growth Allocation Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
46,571,478.737	988,916.474	919,581.712

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
45,170,552.082	1,340,224.517	1,969,200.325

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
45,579,248.911	1,076,165.062	1,824,562.951

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
46,043,595.244	762,982.449	1,673,399.23

23

MFS Growth Allocation Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

24

MFS Growth Allocation Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

25

MFS Growth Allocation Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager Joseph Flaherty

26

MFS Growth Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Growth Allocation Portfolio (formerly SC Ibbotson Growth Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

27

MFS Growth Allocation Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their

28

MFS Growth Allocation Portfolio

Board Review of Investment Advisory Agreement – continued

approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

29

MFS Growth Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $28,712,000 as capital gain dividends paid during the fiscal year.

30

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

31

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

32

ANNUAL REPORT

December 31, 2012

MFS® GLOBAL REAL

ESTATE PORTFOLIO

(formerly Sun Capital Global Real Estate Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VRE-ANN

MFS® GLOBAL REAL ESTATE PORTFOLIO

(formerly Sun Capital Global Real Estate Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	5.5%
Hang Lung Properties Ltd.	4.0%
Mitsubishi Estate Co. Ltd.	3.9%
Public Storage, Inc., REIT	3.7%
Mitsui Fudosan Co. Ltd.	3.6%
Unibail-Rodamco	3.1%
Atrium European Real Estate Ltd.	3.1%
Stockland, IEU	3.0%
Link, REIT	2.8%
Westfield Group, REIT	2.7%

Equity industry
Real estate	99.4%

Issuer country weightings (x)
United States	46.1%
Japan	12.0%
Hong Kong	9.8%
Australia	8.0%
United Kingdom	6.0%
Singapore	3.8%
France	3.1%
Austria	3.1%
Netherlands	2.5%
Other Countries	5.6%

Currency exposure weightings (y)
United States Dollar	46.1%
Japanese Yen	12.0%
Euro	11.6%
Hong Kong Dollar	9.8%
Australian Dollar	8.0%
British Pound Sterling	6.0%
Singapore Dollar	3.8%
Canadian Dollar	2.0%
Brazilian Real	0.7%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Real Estate Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Global Real Estate Portfolio (formerly Sun Capital Global Real Estate Fund) (“fund”). MFS had previously served as sub-adviser to the fund. Richard Gable, who has served as a portfolio manager of the fund since 2001, continues to manage the fund.

Summary of Results

For the twelve months ended December 31, 2012, Initial Class shares of the fund provided a total return of 30.03%, while Service Class shares of the fund provided a total return of 29.57%. These compare with a return of 28.65% over the same period for the fund’s benchmark, the FTSE EPRA/NAREIT Developed Real Estate Index.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Contributors to Performance

Security selection of U.S. real estate investments contributed to performance relative to the FTSE EPRA/NAREIT Developed Real Estate Index. The fund’s avoidance of Equity Residential, HCP, Inc., and UDR, Inc. benefited relative returns as all three securities underperformed the benchmark over the reporting period. Holdings of strong-performing pulp and paper company Weyerhaeuser (b) also boosted relative results.

The combination of stock selection and an underweight allocation to Canadian real estate investments was another positive factor for relative returns. There were no individual holdings within this segment that were among the fund’s top relative contributors.

Security selection of United Kingdom real estate investments also boosted relative returns. The fund’s overweight position in shares of strong-performing self-storage space provider Big Yellow Group aided relative results.

Elsewhere, the fund’s holdings of modern logistics facilities manager Global Logistic Properties Limited (Singapore), shopping mall operator BR Malls Participacoes (Brazil) (b), and Japanese real estate developers Mitsui Fudosan, Mitsubishi Estate, and NTT Urban Development supported relative performance.

Detractors from Performance

Security selection of Hong Kong real estate investments detracted from relative performance. Not holding shares of strong-performing New World Development and Hongkong Land Holdings weakened relative results. The fund’s position in Sun Hung Kai Properties, which underperformed the benchmark during the period, also held back relative returns.

Elsewhere, not holding shares of Sumitomo Realty & Development (Japan) hampered relative results as this security posted strong returns for the reporting period. Additionally, the fund’s holdings of Mid-America Apartment Communities (United States), BioMed Realty Trust (United States), Equity Lifestyle Properties (United States), Alexandria Real Estate Equities (United States), and Home Properties (United States) hindered relative performance during the reporting period.

The fund’s cash and/or cash equivalents position was also a detractor from relative performance. The fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

3

MFS Global Real Estate Portfolio

Management Review – continued

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, also held back relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our funds to have different currency exposure than the benchmark.

Respectfully,

Richard Gable

Portfolio Manager

(b)	Security is not a benchmark constituent.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

MFS Global Real Estate Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
Initial Class	12/07/98	30.03%	(0.08)%	9.10%	N/A
Service Class	2/01/04	29.57%	(0.34)%	N/A	5.78%

Comparative benchmark
FTSE EPRA/NAREIT Developed Real Estate Index (f)		28.65%	1.07%	12.08%	N/A

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Benchmark Definition

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

5

MFS Global Real Estate Portfolio

Performance Summary – continued

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

6

MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	1.04%	$1,000.00	$1,134.01	$5.58
	Hypothetical (h)	1.04%	$1,000.00	$1,019.91	$5.28
Service Class	Actual	1.29%	$1,000.00	$1,131.74	$6.91
	Hypothetical (h)	1.29%	$1,000.00	$1,018.65	$6.55

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Changes to the portfolio’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.95% for the Initial Class shares and 1.20% for the Service Class shares; the actual expenses paid during the period would have been approximately $5.10 for the Initial Class shares and $6.43 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $4.82 for the Initial Class shares and $6.09 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

7

MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Real Estate – 99.4%
Advance Residence Investment Corp., REIT	1,230	$2,514,376
Alexandria Real Estate Equities, Inc., REIT	56,695	3,930,097
Ascendas India Trust, IEU	7,965,000	4,890,303
Atrium European Real Estate Ltd.	1,365,634	8,021,435
AvalonBay Communities, Inc., REIT	42,341	5,741,016
Beni Stabili S.p.A.	4,114,126	2,430,873
Big Yellow Group PLC, REIT	806,968	4,636,794
BioMed Realty Trust, Inc., REIT	281,249	5,436,543
Boston Properties, Inc., REIT	41,814	4,424,339
BR Malls Participacoes S.A.	147,923	1,959,683
British Land Co. PLC, REIT	414,755	3,855,885
CFS Retail Property Trust Group, REIT	2,400,993	4,810,867
Corio N.V., REIT	141,027	6,415,767
Corporate Office Properties Trust, REIT	67,061	1,675,184
DDR Corp., REIT	176,483	2,763,724
Derwent London PLC, REIT	75,603	2,599,305
Digital Realty Trust, Inc., REIT	35,714	2,424,623
EastGroup Properties, Inc., REIT	87,898	4,729,791
EPR Properties, REIT	55,022	2,537,064
Equity Lifestyle Properties, Inc., REIT	71,247	4,794,211
Excel Trust, Inc. REIT	42,000	532,140
Federal Realty Investment Trust, REIT	32,303	3,360,158
Global Logistic Properties Ltd.	2,180,586	5,013,954
Granite Real Estate, Inc., REIT (a)	68,560	2,602,620
GSW Immobilien AG	76,680	3,241,116
Hang Lung Properties Ltd.	2,579,944	10,344,300
Henderson Land Development Co. Ltd.	574,140	4,089,867
Home Properties, Inc., REIT	68,228	4,183,059
Host Hotels & Resorts, Inc., REIT	283,357	4,440,204
Kenedix Realty Investment Corp., REIT	1,099	3,818,307
Link, REIT	1,446,264	7,233,394
Macquarie Goodman Group, REIT	260,217	1,183,827
Medical Properties Trust, Inc., REIT	423,439	5,064,331
Mid-America Apartment Communities, Inc., REIT	79,850	5,170,288
Mitsubishi Estate Co. Ltd.	429,069	10,257,456
Mitsui Fudosan Co. Ltd.	386,075	9,432,231
National Health Investors, Inc., REIT	9,750	551,168
National Retail Properties, Inc., REIT	88,200	2,751,840
NTT Urban Development Corp.	5,609	5,417,263

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Plum Creek Timber Co. Inc., REIT	110,330	$4,895,342
Potlatch Corp., REIT	37,891	1,484,948
Primaris Retail, REIT	93,990	2,541,803
Public Storage, Inc., REIT	67,633	9,804,080
Retail Opportunity Investment Corp., REIT	121,760	1,565,834
SEGRO PLC, REIT	1,138,528	4,668,390
Simon Property Group, Inc., REIT	91,309	14,435,040
Spirit Realty Capital, Inc., REIT	89,580	1,592,732
Stockland, IEU	2,144,054	7,904,677
Sun Hung Kai Properties Ltd.	265,151	4,001,970
TAG Immobilien AG	154,780	1,945,143
Tanger Factory Outlet Centers, Inc., REIT	122,412	4,186,490
Unibail-Rodamco	33,161	8,118,028
Ventas, Inc., REIT	86,275	5,583,718
Vornado Realty Trust, REIT	83,005	6,647,040
Westfield Group, REIT	644,962	7,116,755
Weyerhaeuser Co., REIT	141,785	3,944,459

Total Common Stocks (Identified Cost, $211,494,081)		$259,715,852

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	49	$49

Total Investments (Identified Cost, $211,494,130)		$259,715,901

OTHER ASSETS, LESS LIABILITIES – 0.6%		1,658,229

Net Assets – 100.0%		$261,374,130

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $211,494,081)	$259,715,852
Underlying affiliated funds, at cost and value	49
Total investments, at value (identified cost, $211,494,130)	$259,715,901
Receivables for
Investments sold	3,377,457
Fund shares sold	19,184
Interest and dividends	1,033,375
Other assets	3,163
Total assets		$264,149,080
Liabilities
Payable to custodian	$2,014,194
Payables for
Investments purchased
Fund shares reacquired	484,578
Payable to affiliates
Investment adviser	23,461
Distribution and/or service fees	3,104
Deferred country tax expense payable	178,252
Accrued expenses and other liabilities	71,361
Total liabilities		$2,774,950
Net assets		$261,374,130
Net assets consist of
Paid-in capital	$268,615,981
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $85,502 deferred country tax)	48,129,192
Accumulated net realized gain (loss) on investments and foreign currency	(68,876,796)
Undistributed net investment income	13,505,753
Net assets		$261,374,130
Shares of beneficial interest outstanding		19,931,317

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$147,846,499	11,788,262	$12.54
Service Class	113,527,631	8,143,055	13.94

See Notes to Financial Statements

9

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Income
Dividends	$7,217,865
Interest	4,198
Dividends from underlying affiliated funds	49
Foreign taxes withheld	(265,914)
Total investment income		$6,956,198
Expenses
Management fee	$2,044,596
Distribution and service fees	295,440
Shareholder servicing costs	10,936
Administrative services fee	61,053
Independent Trustees’ compensation	9,779
Custodian fee	94,773
Shareholder communications	76,684
Audit and tax fees	41,639
Legal fees	6,558
Miscellaneous	12,633
Total expenses		$2,654,091
Reduction of expenses by investment adviser	(91,090)
Net expenses		$2,563,001
Net investment income		$4,393,197
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $92,750 country tax)	$19,960,683
Foreign currency	(15,658)
Net realized gain (loss) on investments and foreign currency		$19,945,025
Change in unrealized appreciation (depreciation)
Investments (net of $85,502 increase in deferred country tax)	$33,258,887
Translation of assets and liabilities in foreign currencies	(24,003)
Net unrealized gain (loss) on investments and foreign currency translation		$33,234,884
Net realized and unrealized gain (loss) on investments and foreign currency		$53,179,909
Change in net assets from operations		$57,573,106

See Notes to Financial Statements

10

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$4,393,197	$4,048,092
Net realized gain (loss) on investments and foreign currency	19,945,025	17,679,754
Net unrealized gain (loss) on investments and foreign currency translation	33,234,884	(36,226,697)
Change in net assets from operations	$57,573,106	$(14,498,851)
Distributions declared to shareholders
From net investment income	$(1,809,358)	$(14,565,863)
Change in net assets from fund share transactions	$(159,734)	$(19,646,076)
Total change in net assets	$55,604,014	$(48,710,790)
Net assets
At beginning of period	205,770,116	254,480,906
At end of period (including undistributed net investment income of $13,505,753 and accumulated distributions in excess of net investment income of $5,401,900, respectively)	$261,374,130	$205,770,116

See Notes to Financial Statements

11

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.75	$11.44	$11.23	$8.99	$18.24
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.21	$0.34	$0.32	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.66	(1.08)	1.28	2.35	(7.53)
Total from investment operations	$2.91	$(0.87)	$1.62	$2.67	$(7.35)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.82)	$(1.41)	$(0.36)	$(0.39)
From net realized gain on investments	—	—	—	(0.07)	(1.51)
Total distributions declared to shareholders	$(0.12)	$(0.82)	$(1.41)	$(0.43)	$(1.90)
Net asset value, end of period (x)	$12.54	$9.75	$11.44	$11.23	$8.99
Total return (%) (k)(r)(s)(x)	29.93	(7.59)	15.28	30.09	(44.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	1.15	1.11	1.17	1.23
Expenses after expense reductions (f)	1.05	1.10	1.10	1.10	1.10
Net investment income	2.21	1.89	3.07	3.52	1.28
Portfolio turnover	54	27	40	110	76
Net assets at end of period (000 omitted)	$147,846	$87,924	$111,981	$84,988	$45,841

See Notes to Financial Statements

12

MFS Global Real Estate Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.84	$12.61	$12.25	$9.77	$19.66
Income (loss) from investment operations
Net investment income (d)	$0.23	$0.20	$0.34	$0.32	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.96	(1.17)	1.40	2.56	(8.22)
Total from investment operations	$3.19	$(0.97)	$1.74	$2.88	$(8.04)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.80)	$(1.38)	$(0.33)	$(0.34)
From net realized gain on investments	—	—	—	(0.07)	(1.51)
Total distributions declared to shareholders	$(0.09)	$(0.80)	$(1.38)	$(0.40)	$(1.85)
Net asset value, end of period (x)	$13.94	$10.84	$12.61	$12.25	$9.77
Total return (%) (k)(r)(s)(x)	29.47	(7.74)	14.94	29.83	(44.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	1.41	1.37	1.43	1.48
Expenses after expense reductions (f)	1.30	1.35	1.35	1.35	1.35
Net investment income	1.88	1.60	2.80	3.33	1.15
Portfolio turnover	54	27	40	110	76
Net assets at end of period (000 omitted)	$113,528	$117,846	$142,500	$138,929	$126,838

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Global Real Estate Portfolio (formerly Sun Capital Global Real Estate Fund) (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS Global Real Estate Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with MFS were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc., and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the FASB issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

14

MFS Global Real Estate Portfolio

Notes to Financial Statements – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$118,649,463	$—	$—	$118,649,463
Japan	6,332,683	25,106,950	—	31,439,633
Hong Kong	—	25,669,531	—	25,669,531
Australia	—	21,016,126	—	21,016,126
United Kingdom	—	15,760,374	—	15,760,374
Singapore	4,890,303	5,013,954	—	9,904,257
France	—	8,118,028	—	8,118,028
Austria	8,021,435	—	—	8,021,435
Netherlands	—	6,415,767	—	6,415,767
Other Countries	5,144,423	9,576,815	—	14,721,238
Mutual Funds	49	—	—	49
Total Investments	$143,038,356	$116,677,545	$—	$259,715,901

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, investments amounting to $14,354,118 would have been considered level 2 investments at the beginning of the period. The reason for the changes in classifications between levels 1 and 2 are a result of the change in the fund’s investment adviser (as described in Note 3) and its policies on leveling certain equity securities. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

15

MFS Global Real Estate Portfolio

Notes to Financial Statements – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/12	12/31/11
Ordinary income (including any short-term capital gains)	$1,809,358	$14,565,863

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$222,917,645
Gross appreciation	38,081,092
Gross depreciation	(1,282,836)
Net unrealized appreciation (depreciation)	$36,798,256
Undistributed ordinary income	13,252,565
Capital loss carryforwards	(57,360,526)
Other temporary differences	67,854

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/17	$(57,360,526)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

16

MFS Global Real Estate Portfolio

Notes to Financial Statements – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$983,392	$6,609,071
Service Class	825,966	7,956,792
Total	$1,809,358	$14,565,863

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFS $154,289 for these services.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser. As compensation for all services rendered, facilities provided and expenses paid or assumed by Sun Capital under an investment advisory agreement, the fund paid an advisory fee monthly to Sun Capital at an annual rate of 0.95% of the fund’s average daily net assets. For the period January 1, 2012 through the close of business on December 7, 2012 the fund paid Sun Capital $1,890,307 for these services.

The management fee incurred for the year ended December 31, 2012 was equivalent to an annual effective rate of 0.95% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. From the close of business on December 7, 2012 through December 31, 2012, this reduction amounted to $2,317 and is reflected as a reduction of total expenses in the Statements of Operations.

Prior to the close of business on December 7, 2012, Sun Capital had contractually agreed to waive all or a portion of its advisory fee and to reimburse other operating expenses, exclusive of (i) compensation of the fund’s independent Trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent Trustees; (iii) premiums for liability insurance dedicated to the independent Trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the former Board of Trustees; (v) expenses associated with obtaining data from third parties for the independent Trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent Trustees to reduce the fund’s total annual operating expenses to 1.05% of average daily net assets for the Initial Class shares and 1.30% of average daily net assets for the Service Class shares. For the period January 1, 2012 through the close of business on December 7, 2012, this reduction amounted to $88,773 and is reflected as a reduction of total expenses in the Statement of Operations.

Prior to the close of business on December 7, 2012, Sun Capital reserved the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the fund during the prior two fiscal years. For the period January 1, 2011 through the close of business on December 7, 2012, Sun Capital waived $222,846 of its advisory fee, for which it can no longer be reimbursed.

Prior to the close of business on December 7, 2012, Sun Capital engaged MFS to serve as the fund’s sub-adviser. The fund was not responsible for paying the sub-advisory fee. Sun Capital paid MFS at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.33%
Average daily net assets in excess of $2.5 billion	0.29%

The sub-advisory agreement with MFS was terminated effective the close of business on December 7, 2012.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

17

MFS Global Real Estate Portfolio

Notes to Financial Statements – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $18,737 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $276,703 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund is charged a fee based on average daily net assets. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred from the close of business December 7, 2012 through December 31, 2012 was $1,696 which equated to an annual effective rate of 0.01% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – Effective after the close of business on December 7, 2012, the fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $9,779, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $119,928,662 and $116,424,729, respectively.

18

MFS Global Real Estate Portfolio

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,370,768	$52,172,519	1,513,230	$16,347,434
Service Class	41,116	507,048	820,994	9,161,994
	4,411,884	$52,679,567	2,334,224	$25,509,428
Shares issued to shareholders in reinvestment of distributions
Initial Class	81,745	$983,392	675,084	$6,609,071
Service Class	61,685	825,966	731,323	7,956,792
	143,430	$1,809,358	1,406,407	$14,565,863
Shares reacquired
Initial Class	(1,678,083)	$(19,076,779)	(2,966,337)	$(35,237,113)
Service Class	(2,834,492)	(35,571,880)	(1,979,421)	(24,484,254)
	(4,512,575)	$(54,648,659)	(4,945,758)	$(59,721,367)
Net change
Initial Class	2,774,430	$34,079,132	(778,023)	$(12,280,608)
Service Class	(2,731,691)	(34,238,866)	(427,104)	(7,365,468)
	42,739	$(159,734)	(1,205,127)	$(19,646,076)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio , and MFS Conservative Allocation Portfolio were the owners of record of approximately 23%, 11%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $446 and $2,159, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,833,222	(3,833,173)	49

Underlying Affiliated Fund	Realized Gain(Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$49	$49

19

MFS Global Real Estate Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of

MFS Global Real Estate Portfolio (formerly Sun Capital Global Real Estate Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Global Real Estate Portfolio (the “Fund”) (formerly Sun Capital Global Real Estate Fund) (one of the series comprising MFS Variable Insurance Trust III formerly Sun Capital Advisers Trust) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Real Estate Portfolio (formerly Sun Capital Global Real Estate Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

20

MFS Global Real Estate Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Global Real Estate Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Global Real Estate Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
16,281,374.303	260,609.785	640,200.204

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
16,201,069.002	375,852.508	605,262.782

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
16,246,221.566	351,943.241	584,019.485

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
16,250,119.050	333,902.427	598,162.815

21

MFS Global Real Estate Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

22

MFS Global Real Estate Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

23

MFS Global Real Estate Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager Richard Gable

24

MFS Global Real Estate Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Global Real Estate Portfolio (formerly Sun Capital Global Real Estate Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

25

MFS Global Real Estate Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their

26

MFS Global Real Estate Portfolio

Board Review of Investment Advisory Agreement – continued

approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

27

MFS Global Real Estate Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

Income derived from foreign sources was $4,206,535. The fund intends to pass through foreign tax credits of $156,584 for the fiscal year.

28

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

29

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

30

ANNUAL REPORT

December 31, 2012

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

(formerly SCSM BlackRock Small Cap Index Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VSC-ANN

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

(formerly SCSM BlackRock Small Cap Index Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Brunswick Corp.	1.3%
CommVault Systems, Inc.	1.3%
Parametric Technology Corp.	1.3%
TriMas Corp.	1.2%
BancorpSouth, Inc.	1.1%
Medical Properties Trust, Inc., REIT	1.1%
Kaman Corp.	1.1%
Veeco Instruments, Inc.	1.1%
Herman Miller, Inc.	1.1%
Potlatch Corp., REIT	1.1%

Equity sectors
Financial Services	21.0%
Technology	15.8%
Health Care	12.6%
Energy	7.5%
Industrial Goods & Services	7.0%
Leisure	6.8%
Retailing	6.1%
Basic Materials	5.1%
Special Products & Services	4.8%
Autos & Housing	4.0%
Transportation	3.5%
Utilities & Communications	3.4%
Consumer Staples	1.6%

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Small Cap Equity Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Blended Research Small Cap Equity Portfolio (formerly SC BlackRock Small Cap Index Fund) (“fund”) and Matthew Krummell became portfolio manager of the fund. The discussion below includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and using a passive investment strategy.

Summary of Results

For the twelve months ended December 31, 2012, Initial Class shares of the MFS Blended Research Small Cap Equity Portfolio provided a total return of 14.74%, while Service Class shares of the fund provided a total return of 14.39%. These compare with a return of 16.35% over the same period for the fund’s benchmark, the Russell 2000 Index.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Factors Affecting Performance

For the first three quarters of the year, the fund’s top-contributing sectors on an absolute basis were financials, health care, and consumer discretionary.

During the same period, energy was the fund’s worst-performing sector as this segment posted a negative return on an absolute basis.

Strong security selection, late in the fourth quarter, in both the energy and industrials sectors benefited performance relative to the Russell 2000 Index. For the same period, weak stock selection in the information technology sector held back relative results.

During the fourth quarter of 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies employed by MFS in managing the fund.

Respectfully,

Matthew Krummell

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

3

MFS Blended Research Small Cap Equity Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
Initial Class	7/17/00	14.74%	2.87%	8.48%	N/A
Service Class	5/01/06	14.39%	2.61%	N/A	1.70%

Comparative benchmark
Russell 2000 Index (f)		16.35%	3.56%	9.72%	N/A

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Benchmark Definition

Russell 2000 Index – constructed to provide a comprehensive barometer for securities in the small-cap segment of the U.S. equity universe. The index includes 2,000 of the smallest U.S. companies based on total market capitalization, representing approximately 10% of the investable U.S. equity market.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance prior to the close of business on December 7, 2012 reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

4

MFS Blended Research Small Cap Equity Portfolio

Performance Summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

5

MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	0.57%	$1,000.00	$1,059.50	$2.95
	Hypothetical (h)	0.57%	$1,000.00	$1,022.27	$2.90
Service Class	Actual	0.82%	$1,000.00	$1,057.67	$4.24
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.59% for the Initial Class shares and 0.84% for the Service Class shares; the actual expenses paid during the period would have been approximately $3.05 for the Initial Class shares and $4.34 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $3.00 for the Initial Class shares and $4.27 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 2.4%
AAR Corp.	51,180	$956,031
American Science and Engineering, Inc.	11,770	767,522
FLIR Systems, Inc.	6,860	153,047
Kaman Corp.	43,200	1,589,760

		$3,466,360

Airlines – 0.7%
Republic Airways Holdings, Inc. (a)	115,370	$655,302
U.S. Airways Group, Inc. (a)	22,930	309,555

		$964,857

Apparel Manufacturers – 2.8%
Carter’s, Inc. (a)	22,210	$1,235,987
Guess?, Inc.	55,170	1,353,872
Hanesbrands, Inc. (a)	39,100	1,400,562

		$3,990,421

Automotive – 0.1%
Standard Motor Products, Inc.	9,210	$204,646

Biotechnology – 2.3%
Emergent BioSolutions, Inc. (a)	48,420	$776,657
Pharmacyclics, Inc. (a)	18,520	1,072,308
ViroPharma, Inc. (a)	65,820	1,498,063

		$3,347,028

Broadcasting – 0.7%
Arbitron, Inc.	21,310	$994,751

Brokerage & Asset Managers – 0.9%
Interactive Brokers Group, Inc.	31,630	$432,698
Walter Investment Management Corp. (a)	21,290	915,896

		$1,348,594

Business Services – 3.5%
Barrett Business Services, Inc.	22,830	$869,595
Core-Mark Holding Co., Inc.	16,890	799,742
G&K Services, Inc.	21,772	743,514
Global Payments, Inc.	30,600	1,386,180
Performant Financial Corp. (a)	47,780	482,578
Sykes Enterprises, Inc. (a)	51,390	782,156

		$5,063,765

Chemicals – 0.1%
American Vanguard Corp.	4,090	$127,076

Computer Software – 3.7%
CommVault Systems, Inc. (a)	26,920	$1,876,593
Fair Isaac Corp.	20,170	847,745
magicJack VocalTec Ltd. (a)	44,120	803,425
Parametric Technology Corp. (a)	83,120	1,871,031

		$5,398,794

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 6.2%
CACI International, Inc., “A” (a)	14,950	$822,699
Computer Task Group, Inc. (a)	39,820	725,919
Insight Enterprises, Inc. (a)	48,320	839,318
IntraLinks Holdings, Inc. (a)	118,440	730,775
NetScout Systems, Inc. (a)	31,940	830,121
Premiere Global Services, Inc. (a)	66,850	653,793
SS&C Technologies Holdings, Inc. (a)	34,400	795,328
Tech Data Corp. (a)	15,360	699,341
Unisys Corp. (a)	46,780	809,294
Verifone Systems, Inc. (a)	44,330	1,315,714
Virtusa Corp. (a)	45,760	751,837

		$8,974,139

Construction – 3.9%
American Woodmark Corp. (a)	25,390	$706,350
Eagle Materials, Inc.	24,060	1,407,510
Headwaters, Inc. (a)	100,530	860,537
Lennox International, Inc.	26,310	1,381,801
M.D.C. Holdings, Inc.	34,190	1,256,824

		$5,613,022

Consumer Products – 0.5%
Inter Parfums, Inc.	10,860	$211,336
Nu Skin Enterprises, Inc., “A”	15,360	569,088

		$780,424

Consumer Services – 1.0%
HomeAway, Inc. (a)	65,210	$1,434,620

Electrical Equipment – 1.8%
LSB Industries, Inc. (a)	23,540	$833,787
TriMas Corp. (a)	60,810	1,700,248

		$2,534,035

Electronics – 2.0%
Advanced Energy Industries, Inc. (a)	58,860	$812,857
Benchmark Electronics, Inc. (a)	8,900	147,918
MaxLinear, Inc., “A” (a)	52,549	263,796
Veeco Instruments, Inc. (a)	53,850	1,589,652

		$2,814,223

Energy – Independent – 4.5%
Alon USA Energy, Inc.	49,450	$894,551
CVR Energy, Inc. (a)	17,820	869,438
Delek U.S. Holdings, Inc.	27,950	707,694
Energy XXI (Bermuda) Ltd.	18,529	596,449
EPL Oil & Gas, Inc. (a)	54,460	1,228,073
SM Energy Co.	4,500	234,945
Targa Resources Corp.	17,096	903,353
Western Refining Co. LP	30,600	862,614
WPX Energy, Inc. (a)	14,840	220,819

		$6,517,936

7

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 0.2%
Tutor Perini Corp. (a)	26,000	$356,200

Entertainment – 0.4%
Carmike Cinemas, Inc. (a)	39,930	$598,950

Food & Beverages – 0.5%
Spartan Stores, Inc.	50,360	$773,530

Forest & Paper Products – 0.8%
Domtar Corp.	5,020	$419,270
Resolute Forest Products, Inc. (a)	57,940	767,126

		$1,186,396

Gaming & Lodging – 1.3%
Global Cash Access Holdings, Inc. (a)	136,870	$1,073,061
Multimedia Games Holding Co., Inc. (a)	49,950	734,765

		$1,807,826

General Merchandise – 0.1%
Bon-Ton Stores, Inc.	12,180	$147,622

Insurance – 4.1%
Assurant, Inc.	29,790	$1,033,713
Hanover Insurance Group, Inc.	11,570	448,222
Homeowners Choice, Inc.	31,840	661,954
Protective Life Corp.	25,900	740,222
Stewart Information Services Corp.	28,250	734,500
Symetra Financial Corp.	68,590	890,298
Validus Holdings Ltd.	39,410	1,362,798

		$5,871,707

Internet – 1.7%
AOL, Inc.	18,730	$554,595
Demand Media, Inc. (a)	84,140	781,661
LogMeIn, Inc. (a)	50,770	1,137,756

		$2,474,012

Leisure & Toys – 1.8%
Arctic Cat, Inc. (a)	20,480	$683,827
Brunswick Corp.	65,310	1,899,868

		$2,583,695

Machinery & Tools – 2.6%
Altra Holdings, Inc.	65,310	$1,440,086
DXP Enterprises, Inc. (a)	16,070	788,555
Herman Miller, Inc.	73,910	1,583,152

		$3,811,793

Medical & Health Technology & Services – 3.2%
Community Health Systems, Inc.	34,190	$1,051,001
Gentiva Health Services, Inc. (a)	72,980	733,449
Kindred Healthcare, Inc. (a)	69,910	756,426
PharMerica Corp. (a)	54,970	782,773
Vanguard Health Systems, Inc. (a)	100,630	1,232,718

		$4,556,367

Medical Equipment – 5.4%
CONMED Corp.	41,870	$1,170,267
Cynosure, Inc., “A” (a)	30,910	745,240

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Globus Medical, Inc., “A” (a)	94,590	$992,249
Invacare Corp.	55,690	907,747
Natus Medical, Inc. (a)	50,570	565,373
NxStage Medical, Inc. (a)	121,200	1,363,500
PhotoMedex, Inc. (a)	53,440	775,414
SurModics, Inc. (a)	26,100	583,596
Symmetry Medical, Inc. (a)	63,370	666,652

		$7,770,038

Metals & Mining – 1.4%
Globe Specialty Metals, Inc.	76,570	$1,052,838
TMS International Corp., “A” (a)	73,400	918,968

		$1,971,806

Natural Gas – Distribution – 0.4%
Chesapeake Utilities Corp.	12,280	$557,512

Network & Telecom – 2.2%
Comtech Telecommunications	29,890	$758,608
Fortinet, Inc. (a)	70,940	1,494,706
Harmonic, Inc. (a)	167,470	849,073

		$3,102,387

Oil Services – 2.4%
Exterran Holdings, Inc. (a)	41,970	$919,982
Geospace Technologies Corp. (a)	10,950	973,127
Tesco Corp. (a)	134,200	1,528,538

		$3,421,647

Other Banks & Diversified Financials – 8.5%
Aircastle Ltd.	68,490	$858,865
BancorpSouth, Inc.	111,890	1,626,881
CapitalSource, Inc.	172,800	1,309,824
Central Pacific Financial Co. (a)	38,690	603,177
CVB Financial Corp.	120,180	1,249,872
First Interstate BancSystem, Inc.	16,052	247,682
Glacier Bancorp, Inc.	21,700	319,207
Hanmi Financial Corp. (a)	60,090	816,623
Metro Bancorp, Inc. (a)	11,208	148,170
Ocwen Financial Corp. (a)	32,850	1,136,282
PHH Corp. (a)	39,210	892,028
Popular, Inc. (a)	34,190	710,810
PrivateBancorp, Inc.	90,600	1,387,992
Sandy Spring Bancorp, Inc.	11,153	216,591
Walker & Dunlop, Inc. (a)	40,950	682,227

		$12,206,231

Pharmaceuticals – 1.7%
Alere, Inc. (a)	56,410	$1,043,585
Allos Therapeutics, Inc. (a)	12,904	0
Auxilium Pharmaceuticals, Inc. (a)	79,430	1,471,838

		$2,515,423

Precious Metals & Minerals – 0.7%
Coeur d’Alene Mines Corp. (a)	38,490	$946,854

8

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 1.3%
Quad/Graphics, Inc.	46,580	$949,766
Scholastic Corp.	29,480	871,429

		$1,821,195

Real Estate – 7.5%
Hilltop Holdings, Inc. (a)	55,480	$751,199
Home Properties, Inc., REIT	23,440	1,437,106
Medical Properties Trust, Inc., REIT	135,220	1,617,231
Mid-America Apartment Communities, Inc., REIT	22,210	1,438,098
Parkway Properties, Inc., REIT	52,210	730,418
Potlatch Corp., REIT	39,930	1,564,857
RLJ Lodging Trust, REIT	49,450	957,847
Ryman Hospitality Properties, Inc., REIT	25,375	975,923
Tanger Factory Outlet Centers, Inc., REIT	40,030	1,369,026

		$10,841,705

Restaurants – 1.3%
Bob Evans Farms, Inc.	22,420	$901,284
Papa John’s International, Inc. (a)	15,460	849,372
Texas Roadhouse, Inc., “A”	8,190	137,592

		$1,888,248

Special Products & Services – 0.3%
OMNOVA Solutions, Inc. (a)	68,380	$479,344

Specialty Chemicals – 2.1%
A. Schulman, Inc.	22,630	$654,686
Andersons, Inc.	18,320	785,928
Dole Food Co., Inc. (a)	66,440	762,067
Georgia Gulf Corp.	18,830	777,302

		$2,979,983

Specialty Stores – 3.2%
Big 5 Sporting Goods Corp.	52,410	$686,571
Children’s Place Retail Store, Inc. (a)	30,400	1,346,416
Express, Inc. (a)	31,320	472,619
Medifast, Inc. (a)	24,880	656,583
rue21, Inc. (a)	48,620	1,380,322

		$4,542,511

Telephone Services – 1.0%
Atlantic Tele-Network, Inc.	18,940	$695,287
Cbeyond, Inc. (a)	82,300	743,992

		$1,439,279

Tobacco – 0.6%
Schweitzer-Mauduit International, Inc.	22,210	$866,856

Trucking – 2.8%
Atlas Air Worldwide Holdings, Inc. (a)	27,330	$1,210,992
Celadon Group, Inc.	68,790	1,243,035
Swift Transportation Co. (a)	167,470	1,527,326

		$3,981,353

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.0%
Black Hills Corp.	25,290	$919,039
PNM Resources, Inc.	59,570	1,221,781
Portland General Electric Co.	29,480	806,573

		$2,947,393

Utilities – Water – 0.6%
American States Water Co.	18,020	$864,600

Total Common Stocks (Identified Cost, $134,769,195)		$142,887,154

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	1,522,611	$1,522,611

Total Investments (Identified Cost, $136,291,806)		$144,409,765

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(428,870)

Net Assets – 100.0%		$143,980,895

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $134,769,195)	$142,887,154
Underlying affiliated funds, at cost and value	1,522,611
Total investments, at value (identified cost, $136,291,806)	$144,409,765
Cash	2,491
Receivables for
Investments sold	27
Fund shares sold	6,489
Dividends	53,627
Other assets	1,806
Total assets		$144,474,205
Liabilities
Payable for fund shares reacquired	$416,637
Payable to affiliates
Investment adviser	6,313
Distribution and/or service fees	3,083
Accrued expenses and other liabilities	67,277
Total liabilities		$493,310
Net assets		$143,980,895
Net assets consist of
Paid-in capital	$124,407,742
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,117,959
Accumulated net realized gain (loss) on investments and foreign currency	9,243,329
Undistributed net investment income	2,211,865
Net assets		$143,980,895
Shares of beneficial interest outstanding		10,731,060

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,428,689	2,168,795	$13.57
Service Class	114,552,206	8,562,265	13.38

See Notes to Financial Statements

10

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Income
Dividends	$3,497,638
Interest	486
Dividends from underlying affiliated funds	152
Foreign taxes withheld	(3,307)
Total investment income		$3,494,969
Expenses
Management fee	$696,218
Distribution and service fees	292,119
Shareholder servicing costs	11,008
Administrative services fee	53,823
Independent Trustees’ compensation	8,872
Custodian fee	166,197
Shareholder communications	47,367
Audit and tax fees	39,208
Legal fees	33,625
Miscellaneous	10,937
Total expenses		$1,359,374
Net investment income		$2,135,595
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$10,880,236
Futures contracts	436,625
Foreign currency	(24)
Net realized gain (loss) on investments and foreign currency		$11,316,837
Change in unrealized appreciation (depreciation)
Investments	$11,174,455
Futures contracts	(33,904)
Translation of assets and liabilities in foreign currencies	(7)
Net unrealized gain (loss) on investments and foreign currency translation		$11,140,544
Net realized and unrealized gain (loss) on investments and foreign currency		$22,457,381
Change in net assets from operations		$24,592,976

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$2,135,595	$1,164,596
Net realized gain (loss) on investments and foreign currency	11,316,837	9,526,119
Net unrealized gain (loss) on investments and foreign currency translation	11,140,544	(21,062,586)
Change in net assets from operations	$24,592,976	$(10,371,871)
Distributions declared to shareholders
From net investment income	$(837,691)	$(634,840)
From net realized gain on investments	(8,463,348)	—
Total distributions declared to shareholders	$(9,301,039)	$(634,840)
Change in net assets from fund share transactions	$(60,008,343)	$19,025,837
Total change in net assets	$(44,716,406)	$8,019,126
Net assets
At beginning of period	188,697,301	180,678,175
At end of period (including undistributed net investment income of $2,211,865 and $1,156,617, respectively)	$143,980,895	$188,697,301

See Notes to Financial Statements

12

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.42	$13.12	$10.58	$7.74	$12.98
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.11	$0.06	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.68	(0.75)	2.52	2.81	(4.82)
Total from investment operations	$1.84	$(0.64)	$2.58	$2.85	$(4.79)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$(0.01)	$(0.03)
From net realized gain on investments	(0.61)	—	—	—	(0.42)
Total distributions declared to shareholders	$(0.69)	$(0.06)	$(0.04)	$(0.01)	$(0.45)
Net asset value, end of period (x)	$13.57	$12.42	$13.12	$10.58	$7.74
Total return (%) (k)(r)(s)(x)	14.74	(4.87)	24.46	36.77	(37.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	0.70	0.99	1.21	1.29
Expenses after expense reductions (f)	N/A	0.61	0.95	1.00	1.00
Net investment income	1.22	0.83	0.57	0.45	0.21
Portfolio turnover	82	37	131	132	126
Net assets at end of period (000 omitted)	$29,429	$71,405	$45,720	$48,950	$38,435

See Notes to Financial Statements

13

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.26	$12.95	$10.45	$7.66	$12.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.06	$0.04	$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.63	(0.72)	2.47	2.78	(4.77)
Total from investment operations	$1.78	$(0.66)	$2.51	$2.80	$(4.77)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.03)	$(0.01)	$(0.01)	$(0.00	)(w)
From net realized gain on investments	(0.61)	—	—	—	(0.42)
Total distributions declared to shareholders	$(0.66)	$(0.03)	$(0.01)	$(0.01)	$(0.42)
Net asset value, end of period (x)	$13.38	$12.26	$12.95	$10.45	$7.66
Total return (%) (k)(r)(s)(x)	14.39	(5.09)	24.07	36.50	(38.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.94	1.23	1.46	1.55
Expenses after expense reductions (f)	N/A	0.85	1.20	1.25	1.25
Net investment income	1.11	0.50	0.34	0.20	0.04
Portfolio turnover	82	37	131	132	126
Net assets at end of period (000 omitted)	$114,552	$117,293	$134,958	$134,819	$115,098

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (formerly SC BlackRock Small Cap Index Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS Blended Research Small Cap Equity Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with BlackRock Investment Management, were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc., and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the FASB issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

15

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$142,887,154	$—	$0	$142,887,154
Mutual Funds	1,522,611	—	—	1,522,611
Total Investments	$144,409,765	$—	$0	$144,409,765

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$—
Transfers into level 3	18,324
Change in unrealized appreciation (depreciation)	(18,324)
Balance as of 12/31/12	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at December 31, 2012 is $(18,324).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

16

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements – continued

Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts.

At December 31, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Equity	$436,625

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Equity	$(33,904)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

17

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/12	12/31/11
Ordinary income (including any short-term capital gains)	$6,157,778	$634,840
Long-term capital gain	3,143,261	—
Total distributions	$9,301,039	$634,840

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$136,690,589
Gross appreciation	9,288,961
Gross depreciation	(1,569,785)
Net unrealized appreciation (depreciation)	$7,719,176
Undistributed ordinary income	2,211,865
Undistributed long-term capital gain	9,629,820
Other temporary differences	12,292

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$433,588	$336,194	$3,206,976	$—
Service Class	404,103	298,646	5,256,372	—
Total	$837,691	$634,840	$8,463,348	$—

18

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFS $36,897 for these services.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser. As compensation for all services rendered, facilities provided and expenses paid or assumed by Sun Capital under an investment advisory agreement, the fund paid an advisory fee monthly to Sun Capital at the following annual rates:

First $500 million of average daily net assets	0.375%
Average daily net assets in excess of $500 million	0.35%

For the period January 1, 2012 through the close of business on December 7, 2012 the fund paid Sun Capital $659,321 for these services.

The management fee incurred for the year ended December 31, 2012 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. From the close of business on December 7, 2012 through December 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital had contractually agreed to waive all or a portion of its advisory fee and to reimburse other operating expenses, exclusive of (i) compensation of the fund’s independent Trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent Trustees; (iii) premiums for liability insurance dedicated to the independent Trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the former Board of Trustees; (v) expenses associated with obtaining data from third parties for the independent Trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent Trustees, to reduce the fund’s total annual operating expenses to 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. For the period January 1, 2012 through the close of business on December 7, 2012, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital reserved the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the fund during the prior two fiscal years. For the period January 1, 2011 through the close of business on December 7, 2012, Sun Capital waived $175,243 of its advisory fee, for which it can no longer be reimbursed.

Prior to the close of business on December 7, 2012, Sun Capital engaged BlackRock Investment Management, Inc. to serve as the fund’s sub-adviser. The fund was not responsible for paying the sub-advisory fee. Sun Capital paid at the following annual rates:

First $200 million of average daily net assets:	0.060%
Next $200 million of average daily net assets:	0.045%
Average daily net assets in excess of $400 million	0.035%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $18,352 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $273,767 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S) (“Sun Life (U.S)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable

19

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements – continued

to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund was charged a fee based on average daily net assets. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred from the close of business December 7, 2012 through December 31, 2012 was $727 which equated to an annual effective rate of 0.0079% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $8,872, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $146,974,027 and $210,334,989, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	218,471	$2,873,113	4,528,871	$60,773,741
Service Class	517,995	6,705,805	1,037,265	12,292,217
	736,466	$9,578,918	5,566,136	$73,065,958
Shares issued to shareholders in reinvestment of distributions
Initial Class	262,100	$3,640,564	28,564	$336,194
Service Class	412,872	5,660,475	25,701	298,646
	674,972	$9,301,039	54,265	$634,840

20

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements – continued

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(4,059,685)	$(53,143,549)	(2,295,481)	$(30,503,469)
Service Class	(1,934,485)	(25,744,751)	(1,921,719)	(24,171,492)
	(5,994,170)	$(78,888,300)	(4,217,200)	$(54,674,961)
Net change
Initial Class	(3,579,114)	$(46,629,872)	2,261,954	$30,606,466
Service Class	(1,003,618)	(13,378,471)	(858,753)	(11,580,629)
	(4,582,732)	$(60,008,343)	1,403,201	$19,025,837

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $401 and $25, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	6,372,311	(4,849,700)	1,522,611

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$152	$1,522,611

21

MFS Blended Research Small Cap Equity Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of MFS Blended Research Small Cap Equity Portfolio (formerly SC BlackRock Small Cap Index Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Blended Research Small Cap Equity Portfolio (the “Fund”) (formerly SC BlackRock Small Cap Index Fund) (one of the series comprising MFS Variable Insurance Trust III formerly Sun Capital Advisers Trust) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Blended Research Small Cap Equity Portfolio (formerly SC BlackRock Small Cap Index Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

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MFS Blended Research Small Cap Equity Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Blended Research Small Cap Equity Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Blended Research Small Cap Equity Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
13,138,344.918	184,521.566	488,394.418

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
13,070,661.466	249,814.225	490,785.213

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
12,998,997.731	303,665.151	508,598.022

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
13,067,897.368	263,866.262	479,497.273

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MFS Blended Research Small Cap Equity Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

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MFS Blended Research Small Cap Equity Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

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MFS Blended Research Small Cap Equity Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager Matthew Krummell

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MFS Blended Research Small Cap Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Blended Research Small Cap Equity Portfolio (formerly SC BlackRock Small Cap Index Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees (i) approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term, and (ii) approved the continuation of the fund’s existing subadvisory agreement for an additional period ending December 31, 2012. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement and the continuation of the prior subadvisory agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

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MFS Blended Research Small Cap Equity Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their

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MFS Blended Research Small Cap Equity Portfolio

Board Review of Investment Advisory Agreement – continued

approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

BOARD APPROVAL OF CONTINUATION OF PRIOR SUBADVISORY AGREEMENT

SC BlackRock International Index Fund

SC Ibbotson Tactical Opportunities Fund

SC BlackRock Large Cap Index Fund

SC BlackRock Small Cap Index Fund

The trust’s Board approved the continuation of the SC BlackRock International Index Fund’s investment advisory and subadvisory agreements, the SC Ibbotson Tactical Opportunities Fund’s investment advisory and subadvisory agreements, the SC BlackRock Large Cap Index Fund’s subadvisory agreement and the SC BlackRock Small Cap Index Fund’s subadvisory agreement (collectively, the “investment advisory agreements”) for an additional period ending December 31, 2012 at an in person meeting held in August 2012. In terms of the process that the Trustees followed prior to approving the continuation of each investment advisory and subadvisory agreement (together, the “investment advisory agreements”), Variable Contract Owners1 should know that:

*

At the time the investment advisory agreements were approved, five of the trust’s seven Trustees, including the Board’s chairman, were independent of Sun Capital Advisers LLC (“Sun Capital”), which then served as investment adviser to each of the funds, each subadviser, and their respective affiliates (“Independent Trustees”).

*

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

*

The Board engaged in a thorough review of each fund’s investment advisory agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and, as applicable, each subadviser, prior to reaching these decisions.

The Board considered the continuation of the investment advisory agreements as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described in a related proxy statement. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its U.S. affiliates should cease sales of new variable annuity contracts and variable life insurance policies. As part of this broader set of proposals, it is anticipated that the SC BlackRock International Index Fund, the SC Ibbotson Tactical Opportunities Fund and the SC BlackRock Large Cap Index Fund will liquidate on or about December 7, 2012 (the “Transition Date”), and that the SC BlackRock Small Cap Index Fund will pursue a different investment strategy after the Transition Date. As such, one factor considered by the Board in determining to continue the investment advisory agreements for a stub period running from November 2012 through December 31, 2012 is that it would permit continuity of each fund’s current investment operations through the Transition Date.

In determining to approve the continuation of each fund’s investment advisory agreement(s), the Board considered all factors that it believed relevant to the interests of the fund and Variable Contract Owners, including but not limited to:

•

Fees and expenses. The investment advisory and, as applicable, investment subadvisory fee schedules for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates paid to Sun Capital and each subadviser by each fund relative to those paid by similar funds and institutional accounts advised by such firms. The Board considered that Sun Capital currently does not manage any institutional accounts in a manner similar to a fund. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that the investment subadvisory fees paid to each subadviser are paid by Sun Capital out of its fee, not by the fund. Finally, the Board considered the impact of the expense limitation agreement between each fund and Sun Capital on such funds’ expense ratios. Taking into account the foregoing, the Board concluded that the fee schedules in effect for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services being provided to such fund.

1

Shares of the Funds will principally be owned by Sun Life (U.S.) and Sun Life (N.Y.) for the benefit of the owners of variable annuities and variable life insurance policies (“Variable Contract Owners”) issued by Sun Life (U.S.) or Sun Life (N.Y.).

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MFS Blended Research Small Cap Equity Portfolio

Board Approval of Continuation of Prior Subadvisory Agreement – continued

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s fee schedule represents an appropriate sharing of such economies of scale between the fund and its investment adviser(s).

•

Profitability; Other benefits to Sun Capital. The costs of the services to be provided, and profits realized, by Sun Capital and its affiliates from their relationship with each fund. In this regard, the Board observed that Sun Capital had committed to total operating expense caps applicable to each fund through the Transition Date. The Board also considered that Sun Capital had retained industry consultants with expertise in mutual fund profitability methodologies, and that the profitability information presented by Sun Capital reflected input from these consultants. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation in light of, among other factors, the costs incurred by the adviser and its affiliates in providing services to each fund.

•

Investment performance. The investment performance of each fund, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds.

•

Nature, quality and extent of services. The nature, scope and quality of the services that Sun Capital and each subadviser provide to the funds. In this regard, the Board considered, among other things, Sun Capital’s and each subadviser’s personnel (including particularly those personnel with responsibilities for providing services to the funds), resources, policies and investment processes. The Board concluded that the quality and range of services provided by Sun Capital and, as applicable, each subadviser, have benefited and should continue to benefit each fund and its Variable Contract Owners through the Transition Date.

•

Brokerage practices. The practices of Sun Capital and each subadviser regarding the selection and compensation of brokers and dealers executing portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to Sun Capital and each subadviser.

•

Compliance. Sun Capital’s and each subadviser’s commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered Sun Capital’s commitment of attention and resources to compliance functions relevant to the funds’ operations, including the oversight of subadvisers.

After due consideration of these and other factors that it considered relevant, the Board determined to approve the continuation of each fund’s investment advisory agreement and, as applicable, investment subadvisory agreement, and concluded that the continuation of such agreements through the Transition Date was in the best interest of the fund and the Variable Contract Owners.

In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the investment advisory agreements.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

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MFS Blended Research Small Cap Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $3,458,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 26.02% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

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rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

32

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

33

ANNUAL REPORT

December 31, 2012

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

(formerly SCSM BlackRock Inflation Protected Bond Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VIA-ANN

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

(formerly SCSM BlackRock Inflation Protected Bond Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	48.6%
U.S. Treasury Securities	44.3%

Composition including fixed income credit quality (a)(i)
AAA	38.2%
AA	10.4%
U.S. Government	44.3%
Cash & Other	7.1%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	13.9 yrs.

Issuer country weightings (i)(x)
United States	51.4%
United Kingdom	25.2%
France	10.4%
Germany	5.3%
Canada	3.5%
Sweden	2.3%
Australia	1.9%

Currency exposure weightings (i)(y)
United States Dollar	44.8%
British Pound Sterling	29.2%
Euro	16.6%
Canadian Dollar	3.6%
Japanese Yen	2.3%
Swedish Krona	2.0%
Australian Dollar	1.5%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Inflation-Adjusted Bond Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Inflation-Adjusted Bond Portfolio (formerly SC BlackRock Inflation Protected Bond Fund) (“fund”) and Erik Weisman became portfolio manager of the fund. The discussion below includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

Summary of Results

In connection with appointment of MFS as the fund’s investment adviser, the Barclays World Government Inflation-Linked Bond Index replaced the Barclays U.S. Treasury Inflation-Protected Securities Index because MFS believes the Barclays World Government Inflation-Linked Bond Index better reflects the fund’s current investment strategies. For the twelve months ended December 31, 2012, Initial Class shares of the MFS Inflation-Adjusted Bond Portfolio provided a total return of 7.74%, while Service Class shares of the fund provided a total return of 7.42%. These compare with a return of 6.95% over the same period for the fund’s benchmark, the Barclays World Government Inflation-Linked Bond Index, and a return of 6.98% for the Barclays U.S. Treasury Inflation Protected Securities Index.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Factors Affecting Performance

In early 2012, the fund initiated a breakeven steepener strategy consisting of a short 10-year breakeven position (short 10-year U.S Treasury Inflation Protected Securities (TIPS) and long 10-year nominal U.S. Treasuries) coupled with a long 30-year breakeven position (long 30-year TIPS and short 30-year nominal U.S. Treasuries). For the first three quarters of the year, the fund’s breakeven steepener strategy detracted from performance relative to the Barclays U.S. Treasury Inflation-Protected Securities Index.

In the fourth quarter, U.S. 30-year breakevens outperformed their 10-year counterparts, and contributed to performance relative to the Barclays U.S. Treasury Inflation-Protected Securities Index. In addition, the fund’s out-of-benchmark positioning in foreign sovereign debt also aided performance.

During the fourth quarter 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies employed by MFS in managing the fund.

Respectfully,

Erik Weisman

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

3

MFS Inflation-Adjusted Bond Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	Life (t)
Initial Class	10/01/08	7.74%	7.62%
Service Class	10/01/08	7.42%	7.33%

Comparative benchmarks
Barclays World Government Inflation-Linked Bond Index (f)		6.95%	6.55%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (f)(z)		6.98%	8.02%

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(z)	Effective the close of business December 7, 2012, Barclays World Government Inflation-Linked Bond Index replaced Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index because MFS believes the Barclays World Government Inflation-Linked Bond Index better reflects the fund’s current investment strategies.

Benchmark Definitions

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index – measures the performance of inflation-protected securities issued by the U.S. Treasury.

Barclays World Government Inflation-Linked Bond Index – measures the performance of the major government inflation-linked bond markets.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

4

MFS Inflation-Adjusted Bond Portfolio

Performance Summary – continued

Performance prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

5

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	0.64%	$1,000.00	$1,036.92	$3.28
	Hypothetical (h)	0.64%	$1,000.00	$1,021.92	$3.25
Service Class	Actual	0.89%	$1,000.00	$1,035.26	$4.55
	Hypothetical (h)	0.89%	$1,000.00	$1,020.66	$4.52

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.55% for the Initial Class shares and 0.80% for the Service Class shares; the actual expenses paid during the period would have been approximately $2.82 for the Initial Class shares and $4.09 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $2.80 for the Initial Class shares and $4.06 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 92.5%
International Market Sovereign – 48.4%
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 2016	EUR	8,195,413	$11,759,998
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 2020	EUR	10,424,286	16,301,771
Government of Australia, Inflation Linked Bond, 4%, 2020	AUD	7,861,229	10,258,163
Government of Canada, Inflation Linked Bond, 4%, 2031	CAD	5,341,834	9,282,236
Government of Canada, Inflation Linked Bond, 2%, 2041	CAD	6,411,721	9,286,715
Government of France, Inflation Linked Bond, 1.3%, 2019	EUR	10,906,377	16,219,839
Government of France, Inflation Linked Bond, 2.25%, 2020	EUR	6,916,330	10,868,148
Government of France, Inflation Linked Bond, 3.4%, 2029	EUR	8,445,937	16,510,738
Government of France, Inflation Linked Bond, 3.15%, 2032	EUR	5,727,192	11,126,540
Kingdom of Sweden, Inflation Linked Bond, 4%, 2020	SEK	59,478,364	12,010,515
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 2030	GBP	3,784,024	10,906,011
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 2016	GBP	3,070,749	5,772,728
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 2022	GBP	4,179,770	8,730,903
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 2024	GBP	7,326,507	16,278,240
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2027	GBP	5,431,698	10,955,107
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 2029	GBP	3,219,208	5,513,036
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2034	GBP	2,855,466	5,425,215
United Kingdom Treasury, Inflation Linked Bond, 2%, 2035	GBP	4,676,253	11,059,932
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 2037	GBP	2,671,636	5,560,677
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2040	GBP	5,964,097	11,192,788
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2042	GBP	2,658,708	5,064,128
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2047	GBP	5,642,163	11,225,796
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 2050	GBP	3,029,142	5,611,506
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2055	GBP	3,608,620	8,701,880
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 2062	GBP	6,122,567	11,308,378

			$256,930,988

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – 44.1%
U.S. Treasury Bonds, 0.125%, 2017	$5,999,706	$6,424,838
U.S. Treasury Bonds, 1.125%, 2021	10,241,871	12,029,395
U.S. Treasury Bonds, 2.375%, 2025	7,395,008	9,975,748
U.S. Treasury Bonds, 2%, 2026	4,971,084	6,519,110
U.S. Treasury Bonds, 2.375%, 2027	4,288,110	5,912,231
U.S. Treasury Bonds, 1.75%, 2028	4,791,317	6,202,134
U.S. Treasury Bonds, 3.625%, 2028	4,989,130	7,908,550
U.S. Treasury Bonds, 2.5%, 2029	4,422,029	6,306,919
U.S. Treasury Bonds, 3.875%, 2029	6,193,086	10,265,040
U.S. Treasury Bonds, 3.375%, 2032	1,421,573	2,343,041
U.S. Treasury Bonds, 2.125%, 2040	3,509,797	5,150,079
U.S. Treasury Bonds, 2.125%, 2041	4,953,203	7,314,102
U.S. Treasury Bonds, 0.75%, 2042	5,545,594	6,073,723
U.S. Treasury Notes, 2%, 2014	4,170,664	4,303,930
U.S. Treasury Notes, 1.25%, 2014	6,413,878	6,612,311
U.S. Treasury Notes, 2%, 2014	6,956,977	7,341,238
U.S. Treasury Notes, 1.625%, 2015	7,587,270	8,060,883
U.S. Treasury Notes, 0.5%, 2015	7,202,735	7,515,608
U.S. Treasury Notes, 1.875%, 2015	6,001,135	6,542,642
U.S. Treasury Notes, 2%, 2016	7,807,376	8,656,428
U.S. Treasury Notes, 0.125%, 2016	11,407,399	12,011,637
U.S. Treasury Notes, 2.5%, 2016	5,872,739	6,749,064
U.S. Treasury Notes, 2.375%, 2017	5,385,655	6,259,563
U.S. Treasury Notes, 2.625%, 2017	4,173,541	5,001,075
U.S. Treasury Notes, 2.125%, 2019	4,037,458	4,902,043
U.S. Treasury Notes, 1.875%, 2019	5,013,003	6,101,371
U.S. Treasury Notes, 1.375%, 2020	5,597,920	6,635,724
U.S. Treasury Notes, 1.25%, 2020	9,511,714	11,283,271
U.S. Treasury Notes, 0.625%, 2021	10,972,836	12,473,031
U.S. Treasury Notes, 0.125%, 2022	12,109,041	13,149,668
U.S. Treasury Notes, 0.125%, 2022	7,768,259	8,432,810

		$234,457,207

Total Bonds (Identified Cost, $481,713,720)		$491,388,195

MONEY MARKET FUNDS – 7.5%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	40,201,168	$40,201,168

Total Investments (Identified Cost, $521,914,888)		$531,589,363

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(190,465)

Net Assets – 100.0%		$531,398,898

7

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 12/31/12

Forward Foreign Currency Exchange Contracts at 12/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	JPMorgan Chase Bank N.A.	4,754,000	1/11/13	$6,151,557	$6,275,475	$123,918
SELL	EUR	Goldman Sachs International	1,002,000	1/11/13	1,324,828	1,322,681	2,147
BUY	GBP	Barclays Bank PLC	13,430,000	1/11/13	21,589,182	21,815,893	226,711
BUY	GBP	JPMorgan Chase Bank N.A.	8,610,461	1/11/13	13,836,003	13,986,961	150,958
BUY	GBP	Westpac Banking Corp.	987,913	1/11/13	1,590,593	1,604,780	14,187
SELL	JPY	Goldman Sachs International	22,864,000	1/11/13	265,674	263,921	1,753

							$519,674

Liability Derivatives
SELL	AUD	Barclays Bank PLC	2,315,748	1/11/13	$2,394,623	$2,403,361	$(8,738)
BUY	CAD	Brown Brothers Harriman	263,000	1/11/13	264,753	264,354	(399)
SELL	EUR	Goldman Sachs International	322,000	1/11/13	424,325	425,053	(728)
SELL	GBP	Goldman Sachs International	6,680,929	1/11/13-1/25/13	10,781,876	10,852,477	(70,601)
SELL	GBP	JPMorgan Chase Bank N.A.	3,021,003	1/11/13	4,854,755	4,907,363	(52,608)
BUY	JPY	JPMorgan Chase Bank N.A.	1,102,498,000	1/11/13	13,391,694	12,726,200	(665,494)
SELL	SEK	Citibank N.A.	8,466,815	1/11/13	1,298,950	1,301,712	(2,762)
SELL	SEK	UBS AG	1,735,000	1/11/13	265,189	266,744	(1,555)

							$(802,885)

See Notes to Financial Statements

8

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $481,713,720)	$491,388,195
Underlying affiliated funds, at cost and value	40,201,168
Total investments, at value (identified cost, $521,914,888)	$531,589,363
Cash	772
Receivables for
Forward foreign currency exchange contracts	519,674
Investments sold	1,590,630
Fund shares sold	112,369
Interest	2,500,987
Other assets	5,783
Total assets		$536,319,578
Liabilities
Payables for
Forward foreign currency exchange contracts	$802,885
Investments purchased	3,695,643
Fund shares reacquired	328,794
Payable to affiliates
Investment adviser	29,623
Distribution and/or service fees	8,300
Accrued expenses and other liabilities	55,435
Total liabilities		$4,920,680
Net assets		$531,398,898
Net assets consist of
Paid-in capital	$491,841,498
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	9,417,200
Accumulated net realized gain (loss) on investments and foreign currency	29,853,904
Undistributed net investment income	286,296
Net assets		$531,398,898
Shares of beneficial interest outstanding		47,204,466

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$227,553,226	20,157,020	$11.29
Service Class	303,845,672	27,047,446	11.23

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Income
Interest	$7,899,494
Dividends from underlying affiliated funds	4,345
Total investment income		$7,903,839
Expenses
Management fee	$174,767
Unified management fee	3,166,505
Distribution and service fees	743,955
Administrative services fee	3,873
Independent Trustees’ compensation	24,346
Custodian fee	3,791
Shareholder communications	846
Audit and tax fees	3,515
Legal fees	5,852
Miscellaneous	5,560
Total expenses		$4,133,010
Net investment income		$3,770,829
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$23,031,267
Written options	2,034,024
Futures contracts	(3,077,418)
Swap agreements	4,185,659
Foreign currency	4,546,144
Net realized gain (loss) on investments and foreign currency		$30,719,676
Change in unrealized appreciation (depreciation)
Investments	$319,466
Written options	1,383,571
Futures contracts	1,372,378
Swap agreements	2,302,168
Translation of assets and liabilities in foreign currencies	(1,164,146)
Net unrealized gain (loss) on investments and foreign currency translation		$4,213,437
Net realized and unrealized gain (loss) on investments and foreign currency		$34,933,113
Change in net assets from operations		$38,703,942

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$3,770,829	$9,691,183
Net realized gain (loss) on investments and foreign currency	30,719,676	35,831,408
Net unrealized gain (loss) on investments and foreign currency translation	4,213,437	8,407,867
Change in net assets from operations	$38,703,942	$53,930,458
Distributions declared to shareholders
From net investment income	$(4,210,824)	$(10,563,526)
From net realized gain on investments	(35,206,831)	(13,335,743)
Total distributions declared to shareholders	$(39,417,655)	$(23,899,269)
Change in net assets from fund share transactions	$(13,149,789)	$136,281,021
Total change in net assets	$(13,863,502)	$166,312,210
Net assets
At beginning of period	545,262,400	378,950,190
At end of period (including undistributed net investment income of $286,296 and accumulated distributions in excess of net investment income of $360,478, respectively)	$531,398,898	$545,262,400

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009	2008 (c)
Net asset value, beginning of period	$11.34	$10.64	$10.34	$9.87	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.14	$0.24	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.76	1.00	0.40	0.61	(0.05	)(g)
Total from investment operations	$0.86	$1.25	$0.54	$0.85	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.26)	$(0.14)	$(0.22)	$(0.03)
From net realized gain on investments	(0.81)	(0.29)	(0.10)	(0.16)	—
Total distributions declared to shareholders	$(0.91)	$(0.55)	$(0.24)	$(0.38)	$(0.03)
Net asset value, end of period (x)	$11.29	$11.34	$10.64	$10.34	$9.87
Total return (%) (k)(r)(s)(x)	7.74	11.90	5.24	8.72	(0.95	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	0.66	0.66	0.66	0.68	(a)
Expenses after expense reductions (f)	N/A	0.65	0.65	0.65	0.65	(a)
Net investment income (loss)	0.87	2.23	1.34	2.33	(4.63	)(a)
Portfolio turnover	520	430	388	278	85	(n)
Net assets at end of period (000 omitted)	$227,553	$264,474	$217,591	$106,264	$8,311

See Notes to Financial Statements

12

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009	2008 (c)
Net asset value, beginning of period	$11.31	$10.61	$10.32	$9.87	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.20	$0.12	$0.21	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.75	1.03	0.38	0.60	(0.04	)(g)
Total from investment operations	$0.82	$1.23	$0.50	$0.81	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.24)	$(0.11)	$(0.20)	$(0.03)
From net realized gain on investments	(0.81)	(0.29)	(0.10)	(0.16)	—
Total distributions declared to shareholders	$(0.90)	$(0.53)	$(0.21)	$(0.36)	$(0.03)
Net asset value, end of period (x)	$11.23	$11.31	$10.61	$10.32	$9.87
Total return (%) (k)(r)(s)(x)	7.42	11.70	4.91	8.34	(0.96	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	0.91	0.91	0.91	0.93	(a)
Expenses after expense reductions (f)	N/A	0.90	0.90	0.90	0.90	(a)
Net investment income (loss)	0.61	1.78	1.09	2.07	(4.60	)(a)
Portfolio turnover	520	430	388	278	85	(n)
Net assets at end of period (000 omitted)	$303,846	$280,788	$161,359	$78,839	$4,276

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (formerly SC BlackRock Inflation Protected Bond Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS Inflation-Adjusted Bond Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with BlackRock Financial Management Inc. were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc. and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the FASB issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield,

14

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$234,457,207	$—	$234,457,207
Non-U.S. Sovereign Debt	—	256,930,988	—	256,930,988
Mutual Funds	40,201,168	—	—	40,201,168
Total Investments	$40,201,168	$491,388,195	$—	$531,589,363

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(283,211)	$—	$(283,211)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, investments amounting to $200,376,168 would have been considered level 1 investments at the beginning of the period. The reason for the changes in classifications between levels 1 and 2 are a result of the change in the fund’s investment adviser (as described in Note 3) and its policies on leveling certain U.S. Treasury Bonds. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

As described in Note 3, prior to the close of business on December 7, 2012, another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies. The derivative instruments used by the fund during that period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. From the close of business on December 7 through December 31, 2012, the derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during that period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$519,674	$(802,885)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)	Written Options
Interest Rate	$(3,077,418)	$(4,493,813)	$—	$(245,436)	$2,034,024
Foreign Exchange	—	—	4,610,601	—	—
Equity	—	8,679,472	—	—	—
Total	$(3,077,418)	$4,185,659	$4,610,601	$(245,436)	$2,034,024

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$1,372,378	$2,302,168	$—	$(31,371)	$1,383,571
Foreign Exchange	—	—	(1,197,377)	—	—
Total	$1,372,378	$2,302,168	$(1,197,377)	$(31,371)	$1,383,571

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Options

	Number of contracts	Premiums received
Outstanding, beginning of period	71	$1,431,933
Options written	933	3,345,207
Options closed	(329)	(2,963,400)
Options exercised	(552)	(602,402)
Options expired	(123)	(1,211,338)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

17

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into total return swaps which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the

18

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. The fund may enter into total return swap agreements on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities.

The fund entered into rate lock swap agreements which is a payment or receipt of cash on a specified future date calculated as the difference between the strike rate and a specific index yield on that date. The fund may enter into rate lock swap agreements in order to manage its exposure to interest and foreign exchange fluctuations.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/12	12/31/11
Ordinary income (including any short-term capital gains)	$35,230,340	$21,033,430
Long-term capital gains	4,187,315	2,865,839
Total distributions	$39,417,655	$23,899,269

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$522,279,719
Gross appreciation	9,550,506
Gross depreciation	(240,862)
Net unrealized appreciation (depreciation)	$9,309,644
Undistributed ordinary income	24,068,871
Undistributed long-term capital gain	6,210,563
Other temporary differences	(31,678)

19

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$1,852,033	$5,975,908	$14,823,337	$6,570,230
Service Class	2,358,791	4,587,618	20,383,494	6,765,513
Total	$4,210,824	$10,563,526	$35,206,831	$13,335,743

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS, to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFS $174,766 for these services.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser and received a unified management fee from the fund under an investment advisory and management agreement on a monthly basis. Out of the fund’s unified management fee, Sun Capital paid for all of the ordinary expenses of managing the fund. The unified management fee was calculated at an annual rate of 0.65% of the fund’s average daily net assets.

Prior to the close of business on December 7, 2012, Sun Capital engaged BlackRock Financial Management, Inc. to serve as the fund’s sub-adviser. The fund was not responsible for paying the sub-advisory fee. Sun Capital paid BlackRock Financial Management, Inc. at the following annual rates:

First $100 million of average daily net assets	0.15%
Next $400 million of average daily net assets	0.08%
Average daily net assets in excess of $500 million	0.05%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $50,128 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $693,827 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred

20

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund was charged a fee based on average daily net assets. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred from the close of business December 7, 2012 through December 31, 2012 was $3,873 which equated to an annual effective rate of 0.01% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $24,346, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$268,160,457	$425,615,797
Investments (non-U.S. Government securities)	$2,340,830,591	$2,229,940,194

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,528,770	$17,236,555	4,680,351	$50,902,272
Service Class	3,898,455	44,271,954	11,325,372	125,017,880
	5,427,225	$61,508,509	16,005,723	$175,920,152
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,488,753	$16,675,370	1,131,969	$12,546,138
Service Class	2,040,020	22,742,285	1,025,365	11,353,131
	3,528,773	$39,417,655	2,157,334	$23,899,269
Shares reacquired
Initial Class	(6,177,895)	$(71,338,823)	(2,951,023)	$(33,047,091)
Service Class	(3,712,366)	(42,737,130)	(2,731,100)	(30,491,309)
	(9,890,261)	$(114,075,953)	(5,682,123)	$(63,538,400)
Net change
Initial Class	(3,160,372)	$(37,426,898)	2,861,297	$30,401,319
Service Class	2,226,109	24,277,109	9,619,637	105,879,702
	(934,263)	$(13,149,789)	12,480,934	$136,281,021

21

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 19%, 18%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $1,107 and $120, respectively, and are included in “Unified management fee” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	59,893,862	(19,692,694)	40,201,168

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,345	$40,201,168

22

MFS Inflation-Adjusted Bond Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of MFS Inflation-Adjusted Bond Portfolio (formerly SC BlackRock Inflation Protected Bond Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Inflation-Adjusted Bond Portfolio (the “Fund”) (formerly SC BlackRock Inflation Protected Bond Fund) (one of the series comprising MFS Variable Insurance Trust III formerly Sun Capital Advisers Trust) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Inflation-Adjusted Bond Portfolio (formerly SC BlackRock Inflation Protected Bond Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

23

MFS Inflation-Adjusted Bond Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Inflation-Adjusted Bond Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Inflation-Adjusted Bond Portfolio voted separately with respect to Items 2, 4 and 6:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
41,527,117.503	734,426.117	875,455.766

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
40,879,006.694	1,072,262.085	1,185,730.607

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
41,235,902.197	904,069.502	997,027.687

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
41,382,188.801	648,815.082	1,105,995.503

Item 6: To approve the reclassification of SC BlackRock Inflation Protected Bond Fund as a “non-diversified” fund:

Number of Shares
For	Against	Withheld Authority
40,836,541.553	840,375.748	1,460,082.084

24

MFS Inflation-Adjusted Bond Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

25

MFS Inflation-Adjusted Bond Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

26

MFS Inflation-Adjusted Bond Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager Erik Weisman

27

MFS Inflation-Adjusted Bond Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Inflation-Adjusted Bond Portfolio (formerly SC BlackRock Inflation Protected Bond Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

28

MFS Inflation-Adjusted Bond Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their

29

MFS Inflation-Adjusted Bond Portfolio

Board Review of Investment Advisory Agreement – continued

approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

30

MFS Inflation-Adjusted Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $4,607,000 as capital gain dividends paid during the fiscal year.

31

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

32

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

33

ANNUAL REPORT

December 31, 2012

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

(formerly SCSM Ibbotson Conservative Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VCA-ANN

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

(formerly SCSM lbbotson Conservative Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Series	16.9%
MFS Limited Maturity Portfolio	11.9%
MFS Inflation-Adjusted Bond Portfolio	10.1%
MFS Government Securities Portfolio	9.9%
MFS Global Governments Portfolio	7.9%
MFS Growth Series	6.1%
MFS Research Series	6.0%
MFS Value Series	6.0%
MFS High Yield Portfolio	5.0%
MFS Research International Portfolio	4.1%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	2.0%
MFS International Value Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Conservative Allocation Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Conservative Allocation Portfolio (formerly SC Ibbotson Conservative Fund) (“fund”) and Joseph Flaherty became portfolio manager of the fund. The discussion below includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective, different investment strategies, and different underlying fund selections and underlying fund target weightings.

Summary of Results

In connection with the appointment of MFS as the fund’s investment adviser, the Barclays U.S. Aggregate Bond Index and the MFS Conservative Allocation Fund Blended Index (“Blended Index”) replaced the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index because MFS believes that Barclays U.S. Aggregate Bond Index and the Blended Index better reflect the fund’s current investment strategies. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

For the twelve months ended December 31, 2012, Initial Class shares of the fund provided a total return of 8.90%, while Service Class shares of the fund provided a total return of 8.72%. These compare with returns of 4.21% and 8.86% over the same period for the fund’s benchmarks, the Barclays U.S. Aggregate Bond Index and the Blended Index, respectively. The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index generated a return of 9.49% over the reporting period.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Factors Affecting Performance

For the first three quarters of 2012, the fund’s exposure to non-U.S. equities relative to U.S. equities detracted from performance as U.S. equities outperformed non-U.S. equities during the period. Allocation to small cap equities, emerging market equities, and short-term bonds also held back performance.

The fund’s exposure to value equities, which outperformed growth equities across the capitalization spectrum, aided performance. Exposure to high yield bonds, Treasury Inflation Protected Securities (“TIPS”), and Real Estate Investment Trusts (“REITs”) also benefited performance as these asset classes performed well over the period.

During the fourth quarter 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies (including the underlying fund selections and target weightings) employed by MFS in managing the fund.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

3

MFS Conservative Allocation Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	Life (t)
Initial Class	10/01/08	8.90%	6.86%
Service Class	10/01/08	8.72%	6.61%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)(z)		4.21%	6.87%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (f)(z)		9.49%	8.17%
MFS Conservative Allocation Fund Blended Index (f)(w)		8.86%	7.08%
Dow Jones-UBS Commodity Index (f)		(1.06)%	(4.19)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		28.65%	7.57%
MSCI EAFE (Europe, Australasia, Far East) Index (f)		17.90%	4.27%
Standard and Poor’s 500 Stock Index (f)		16.00%	7.22%

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the commencement of the MFS Conservative Allocation Portfolio’s investment operations, October 1, 2008, through the stated period end.

(w)	MFS Conservative Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of December 31, 2012, the blended index was comprised of 62% Barclays U.S. Aggregate Bond Index, 28% Standard & Poor’s 500 Stock Index, 8% MSCI EAFE (Europe, Australasia, Far East) Index, 1% Dow Jones-UBS Commodity Index, and 1% FTSE EPRA/NAREIT Developed Real Estate Index.

(z)	Effective after the close of business December 7, 2012, the Barclays U.S. Aggregate Bond Index replaced the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index as the primary fund benchmark. The fund’s investment adviser believes the Barclays U.S. Aggregate Bond Index better reflects the investment policies and strategies of the fund. (See Notes to Performance Summary.)

4

MFS Conservative Allocation Portfolio

Performance Summary – continued

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index – measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The index is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe, Australasia, Far East) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Performance prior to close of business December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

5

MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	0.15%	$1,000.00	$1,043.48	$0.77
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
Service Class	Actual	0.40%	$1,000.00	$1,041.71	$2.05
	Hypothetical (h)	0.40%	$1,000.00	$1,023.13	$2.03

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.04% for the Initial Class shares and 0.29% for the Service Class shares; the actual expenses paid during the period would have been approximately $0.21 for the Initial Class shares and $1.49 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $0.20 for the Initial Class shares and $1.48 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	6,942,470	$76,575,447
MFS Global Real Estate Portfolio – Initial Class	1,557,380	19,545,124
MFS Government Securities Portfolio – Initial Class	7,137,085	96,279,276
MFS Growth Series – Initial Class (a)	2,032,329	58,592,042
MFS High Yield Portfolio – Initial Class	8,034,630	48,609,514
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,621,862	97,340,818
MFS International Growth Portfolio – Initial Class	1,488,361	19,571,936
MFS International Value Portfolio – Initial Class	1,122,297	19,471,854
MFS Limited Maturity Portfolio – Initial Class	11,252,633	115,789,595
MFS Mid Cap Growth Series – Initial Class (a)	5,964,695	39,128,399
MFS Mid Cap Value Portfolio – Initial Class	4,474,215	39,149,378
MFS New Discovery Series – Initial Class	627,769	9,868,534
MFS New Discovery Value Portfolio – Initial Class	1,113,631	9,855,630
MFS Research Bond Series – Initial Class	12,180,140	164,310,092
MFS Research International Portfolio – Initial Class	2,879,280	39,215,792
MFS Research Series – Initial Class	2,674,821	58,444,842
MFS Value Series – Initial Class	4,046,628	58,271,441

Total Underlying Affiliated Funds (Identified Cost, $971,055,522)		$970,019,714

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	1,088,933	$1,088,933

Total Investments (Identified Cost, $972,144,455)		$971,108,647

OTHER ASSETS, LESS LIABILITIES – 0.0%		34,091

Net Assets – 100.0%		$971,142,738

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

7

MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $972,144,455)	$971,108,647
Receivables for
Investments sold	277,798
Fund shares sold	67,731
Other assets	9,777
Total assets		$971,463,953
Liabilities
Payables for
Investments purchased	$87,339
Fund shares reacquired	138,795
Payable to affiliates
Distribution and/or service fees	26,318
Accrued expenses and other liabilities	68,763
Total liabilities		$321,215
Net assets		$971,142,738
Net assets consist of
Paid-in capital	$880,856,149
Unrealized appreciation (depreciation) on investments	(1,035,808)
Accumulated net realized gain (loss) on investments	65,994,544
Undistributed net investment income	25,327,853
Net assets		$971,142,738
Shares of beneficial interest outstanding		82,303,232

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$5,024,045	425,675	$11.80
Service Class	966,118,693	81,877,557	11.80

See Notes to Financial Statements

8

MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Dividends from underlying affiliated funds		$15,071,273
Expenses
Management fee	$1,134,416
Distribution and service fees	2,414,246
Shareholder servicing costs	5,804
Administrative services fee	149,233
Independent Trustees’ compensation	45,046
Custodian fee	97,167
Shareholder communications	43,690
Audit and tax fees	35,296
Legal fees	29,633
Miscellaneous	41,115
Total expenses		$3,995,646
Net investment income		$11,075,627
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$20,161,733
Capital gain distributions from underlying affiliated funds	60,416,414
Net realized gain (loss) on investments		$80,578,147
Change in unrealized appreciation (depreciation) on investments		$(10,587,873)
Net realized and unrealized gain (loss) on investments		$69,990,274
Change in net assets from operations		$81,065,901

See Notes to Financial Statements

9

MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$11,075,627	$12,970,771
Net realized gain (loss) on investments	80,578,147	39,388,855
Net unrealized gain (loss) on investments	(10,587,873)	(47,602,597)
Change in net assets from operations	$81,065,901	$4,757,029
Distributions declared to shareholders
From net investment income	$(25,597,943)	$(10,820,025)
From net realized gain on investments	(27,085,367)	(19,412,236)
Total distributions declared to shareholders	$(52,683,310)	$(30,232,261)
Change in net assets from fund share transactions	$(7,136,566)	$213,629,688
Total change in net assets	$21,246,025	$188,154,456
Net assets
At beginning of period	949,896,713	761,742,257
At end of period (including undistributed net investment income of $25,327,853 and $25,597,929, respectively)	$971,142,738	$949,896,713

See Notes to Financial Statements

10

MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009		2008 (c)
Net asset value, beginning of period	$11.47	$11.79	$10.94	$9.19		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.19	$0.14	$0.33		$0.03
Net realized and unrealized gain (loss) on investments	0.88	(0.08)	0.94	1.45		(0.84	)(g)
Total from investment operations	$1.02	$0.11	$1.08	$1.78		$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.17)	$(0.16)	$(0.03)		$—
From net realized gain on investments	(0.34)	(0.26)	(0.07)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.69)	$(0.43)	$(0.23)	$(0.03)		$—
Net asset value, end of period (x)	$11.80	$11.47	$11.79	$10.94		$9.19
Total return (%) (k)(r)(s)(x)	8.90	0.97	9.92	19.37		(8.10	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	0.20	0.21	0.26		17.09	(a)
Expenses after expense reductions (f)(h)	N/A	N/A	0.20	0.20		0.20	(a)
Net investment income (l)	1.14	1.57	1.27	3.15		1.15	(a)
Portfolio turnover	57	7	16	12		1	(n)
Net assets at end of period (000 omitted)	$5,024	$5,505	$5,053	$1,708		$46

See Notes to Financial Statements

11

MFS Conservative Allocation Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009		2008 (c)
Net asset value, beginning of period	$11.46	$11.79	$10.94	$9.18		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.18	$0.13	$0.20		$0.02
Net realized and unrealized gain (loss) on investments	0.86	(0.11)	0.92	1.56		(0.84	)(g)
Total from investment operations	$1.00	$0.07	$1.05	$1.76		$(0.82)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.14)	$(0.13)	$(0.00	)(w)	$—
From net realized gain on investments	(0.34)	(0.26)	(0.07)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.66)	$(0.40)	$(0.20)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$11.80	$11.46	$11.79	$10.94		$9.18
Total return (%) (k)(r)(s)(x)	8.72	0.63	9.64	19.22		(8.20	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	0.45	0.47	0.53		2.12	(a)
Expenses after expense reductions (f)(h)	N/A	N/A	0.45	0.45		0.45	(a)
Net investment income (l)	1.14	1.52	1.18	2.01		2.22	(a)
Portfolio turnover	57	7	16	12		1	(n)
Net assets at end of period (000 omitted)	$966,119	$944,392	$756,690	$364,790		$33,974

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Conservative Allocation Portfolio (formerly SC Ibbotson Conservative Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS Conservative Allocation Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with Ibbotson Associates, Inc., were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc., and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or

13

MFS Conservative Allocation Portfolio

Notes to Financial Statements – continued

exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$971,108,647	$—	$—	$971,108,647

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements – continued

increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/12	12/31/11
Ordinary income (including any short-term capital gains)	$25,983,874	$11,965,785
Long-term capital gains	26,699,436	18,266,476
Total distributions	$52,683,310	$30,232,261

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$973,092,460
Gross appreciation	12,591,956
Gross depreciation	(14,575,769)
Net unrealized appreciation (depreciation)	$(1,983,813)
Undistributed ordinary income	25,327,853
Undistributed long-term capital gain	66,942,549

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

15

MFS Conservative Allocation Portfolio

Notes to Financial Statements – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$162,063	$77,271	$156,414	$115,262
Service Class	25,435,880	10,742,754	26,928,953	19,296,974
Total	$25,597,943	$10,820,025	$27,085,367	$19,412,236

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser. As compensation for all services rendered, facilities provided and expenses paid or assumed by Sun Capital under an investment advisory agreement, the fund paid an advisory fee monthly to Sun Capital at an annual rate of 0.125% of the fund’s average daily net assets. For the period January 1, 2012 through the close of business on December 7, 2012 the fund paid Sun Capital $1,134,416 for these services.

The management fee incurred for the year ended December 31, 2012 was equivalent to an annual effective rate of 0.117% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar vehicles such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. From the close of business on December 7, 2012 through December 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital had contractually agreed to waive all or a portion of its advisory fee and to reimburse other operating expenses, exclusive of (i) compensation of the fund’s independent Trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent Trustees; (iii) premiums for liability insurance dedicated to the independent Trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the former Board of Trustees; (v) expenses associated with obtaining data from third parties for the independent Trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent Trustees, to reduce the fund’s total annual operating expenses to 0.20% of average daily net assets for the Initial Class shares and 0.45% of average daily net assets for the Service Class shares. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital reserved the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the fund during the prior two fiscal years. For the period January 1, 2011 through the close of business on December 7, 2012, Sun Capital did not waive any of its advisory fee.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $158,289 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $2,255,957 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada

16

MFS Conservative Allocation Portfolio

Notes to Financial Statements – continued

(U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFS a fee for this service. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $45,046, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $567,253,472 and $555,858,320, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	55,092	$657,141	72,367	$852,853
Service Class	2,140,285	25,304,906	18,518,405	218,300,396
	2,195,377	$25,962,047	18,590,772	$219,153,249
Shares issued to shareholders in reinvestment of distributions
Initial Class	26,967	$318,477	17,084	$192,533
Service Class	4,430,189	52,364,833	2,665,459	30,039,728
	4,457,156	$52,683,310	2,682,543	$30,232,261

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MFS Conservative Allocation Portfolio

Notes to Financial Statements – continued

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(136,485)	$(1,615,714)	(37,926)	$(454,244)
Service Class	(7,082,864)	(84,166,209)	(2,994,860)	(35,301,578)
	(7,219,349)	$(85,781,923)	(3,032,786)	$(35,755,822)
Net change
Initial Class	(54,426)	$(640,096)	51,525	$591,142
Service Class	(512,390)	(6,496,470)	18,189,004	213,038,546
	(566,816)	$(7,136,566)	18,240,529	$213,629,688

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $2,063 and $4,096, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds (k)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount (l)	Dispositions Shares/Par Amount (l)(m)	Ending Shares/Par Amount
MFS Blended Research Small Cap Equity Portfolio	778,044	54,834	(832,878)	—
MFS Global Governments Portfolio	—	6,967,560	(25,090)	6,942,470
MFS Global Real Estate Portfolio	—	1,576,170	(18,790)	1,557,380
MFS Government Securities Portfolio	—	7,162,973	(25,888)	7,137,085
MFS Growth Series	—	2,041,240	(8,911)	2,032,329
MFS High Yield Portfolio	—	8,109,050	(74,420)	8,034,630
MFS Inflation – Adjusted Bond Portfolio	9,922,005	931,859	(2,232,002)	8,621,862
MFS Institutional Money Market Portfolio	—	3,560,635	(2,471,702)	1,088,933
MFS International Growth Portfolio	2,365,375	656,095	(1,533,109)	1,488,361
MFS International Value Portfolio	—	1,144,636	(22,339)	1,122,297
MFS Limited Maturity Portfolio	18,009,704	5,699,758	(12,456,829)	11,252,633
MFS Mid Cap Growth Series	—	6,006,770	(42,075)	5,964,695
MFS Mid Cap Value Portfolio	2,843,091	2,207,532	(576,408)	4,474,215
MFS New Discovery Series	—	635,468	(7,699)	627,769
MFS New Discovery Value Portfolio	1,174,382	83,646	(144,397)	1,113,631
MFS Research Bond Series	—	12,180,140	—	12,180,140
MFS Research International Portfolio	—	2,945,373	(66,093)	2,879,280
MFS Research Series	—	2,685,108	(10,287)	2,674,821
MFS Value Portfolio	3,620,876	357,222	(3,978,098)	—
MFS Value Series	—	4,103,702	(57,074)	4,046,628
SC AllianceBernstein International Value Fund	2,470,766	349,146	(2,819,912)	—
SC BlackRock International Index Fund	1,577,907	176,182	(1,754,089)	—
SC BlackRock Large Cap Index Fund	3,798,288	749,562	(4,547,850)	—

18

MFS Conservative Allocation Portfolio

Notes to Financial Statements – continued

Underlying Affiliated Funds (k)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount (l)	Dispositions Shares/Par Amount (l)(m)	Ending Shares/Par Amount
SC Davis Venture Value	1,991,423	1,104,257	(3,095,680)	—
SC Ibbotson Tactical Opportunities Fund	9,613,253	959,487	(10,572,740)	—
SC Invesco Small Cap Growth Fund	—	949,697	(949,697)	—
SC Lord Abbett Growth & Income Fund	2,972,056	1,189,498	(4,161,554)	—
SC PIMCO High Yield Fund	4,114,513	2,479,102	(6,593,615)	—
SC PIMCO Total Return Fund	10,601,971	1,086,128	(11,688,099)	—
SC WMC Blue Chip Mid Cap Fund	2,104,650	1,227,826	(3,332,476)	—
SC WMC Large Cap Growth Fund	4,100,610	3,080,092	(7,180,702)	—
Sun Capital Investment Grade Bond Fund	11,646,101	1,386,789	(13,032,890)	—

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Portfolio	$(212,642)	$436,470	$59,011	$—
MFS Global Governments Portfolio	1,004	—	—	76,575,447
MFS Global Real Estate Portfolio	10,017	—	—	19,545,124
MFS Government Securities Portfolio	259	—	—	96,279,276
MFS Growth Series	(43,613)	—	—	58,592,042
MFS High Yield Portfolio	(33,483)	—	—	48,609,514
MFS Inflation – Adjusted Bond Portfolio	3,211,695	7,359,384	147,769	97,340,818
MFS Institutional Money Market Portfolio	—	—	89	1,088,933
MFS International Growth Portfolio	1,929,821	—	353,885	19,571,936
MFS International Value Portfolio	8,449	—	—	19,471,854
MFS Limited Maturity Portfolio	226,580	—	2,541,320	115,789,595
MFS Mid Cap Growth Series	(39,732)	—	—	39,128,399
MFS Mid Cap Value Portfolio	609,895	3,096,390	255,010	39,149,378
MFS New Discovery Series	(14,191)	—	—	9,868,534
MFS New Discovery Value Portfolio	(167,054)	333,903	8,404	9,855,630
MFS Research Bond Series	—	—	—	164,310,092
MFS Research International Portfolio	18,097	—	—	39,215,792
MFS Research Series	(73,115)	—	—	58,444,842
MFS Value Portfolio	4,174,108	2,232,125	861,662	—
MFS Value Series	(448,283)	—	—	58,271,441
SC AllianceBernstein International Value Fund	(1,856,820)	—	995,227	—
SC BlackRock International Index Fund	(62,033)	107,162	603,125	—
SC BlackRock Large Cap Index Fund	708,299	4,140,475	841,507	—
SC Davis Venture Value	363,623	5,498,245	438,943	—
SC Ibbotson Tactical Opportunities Fund	(2,044,280)	836,255	3,922,895	—
SC Invesco Small Cap Growth Fund	705	1,257,539	—	—
SC Lord Abbett Growth & Income Fund	(191,946)	5,649,409	321,661	—
SC PIMCO High Yield Fund	879,037	3,778,990	516,361	—
SC PIMCO Total Return Fund	3,724,636	5,504,932	2,635,838	—
SC WMC Blue Chip Mid Cap Fund	2,012,908	5,071,994	140,698	—
SC WMC Large Cap Growth Fund	2,531,669	6,740,233	427,868	—
Sun Capital Investment Grade Bond Fund	4,938,123	8,372,908	—	—
	$20,161,733	$60,416,414	$15,071,273	$971,108,647

19

MFS Conservative Allocation Portfolio

Notes to Financial Statements – continued

(k)	Certain underlying affiliated fund names were changed after the close of business on December 7, 2012:

New fund name:	Former fund name:
MFS Blended Research Small Cap Equity Portfolio	SC BlackRock Small Cap Index
MFS Global Real Estate Portfolio	Sun Capital Global Real Estate
MFS Inflation Adjusted Bond Portfolio	SC BlackRock Inflation Protected Bond
MFS Limited Maturity Portfolio	SC Goldman Sachs Short Duration
MFS Mid Cap Value Portfolio	SC Goldman Sachs Mid Cap Value
MFS New Discovery Value Limited Maturity Portfolio	SC Columbia Small Cap Value Fund

(l)	The acquisition shares include shares received by the successor funds and disposition shares include shares contributed by the acquired funds after the close of business on December 7, 2012 in the reorganization of certain Sun Capital Advisors Trust funds into certain MFS Variable Insurance Trust I and MFS Variable Insurance Trust II funds as follows:

Acquired Funds:	Successor Funds:
SC WMC Large Cap Growth Fund	MFS Growth Series
SC Davis Venture Value	MFS Research Series
SC WMC Blue Chip Mid Cap Fund	MFS Mid Cap Growth Series
SC Invesco Small Cap Growth Fund	MFS New Discovery Series
Sun Capital Investment Grade Bond Fund	MFS Research Bond Series
SC PIMCO Total Return Fund	MFS Research Bond Series
SC Lord Abbett Growth & Income Fund	MFS Value Series
SC PIMCO High Yield Fund	MFS High Yield Portfolio

(m)	The disposition shares include shares of funds of the Sun Capital Advisors Trust which liquidated as of the close of business on December 7, 2012 for the following funds:

Liquidating Funds:
SC AllianceBernstein International Value Fund
SC BlackRock International Index Fund
SC BlackRock Large Cap Index Fund
SC Ibbotson Tactical Opportunities Fund

20

MFS Conservative Allocation Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of MFS Conservative Allocation Portfolio (formerly SC Ibbotson Conservative Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Conservative Allocation Portfolio (the “Fund”) (formerly SC Ibbotson Conservative Fund) (one of the series comprising MFS Variable Insurance Trust III formerly Sun Capital Advisers Trust) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Conservative Allocation Portfolio (formerly SC Ibbotson Conservative Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. In conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

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MFS Conservative Allocation Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Conservative Allocation Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Conservative Allocation Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581
Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
75,845,857.891	1,328,755.817	2,782,834.347

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
74,102,542.611	2,228,600.770	3,626,304.675

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
73,703,281.586	2,532,728.702	3,721,437.768

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
74,761,750.440	1,842,522.922	3,353,174.693

22

MFS Conservative Allocation Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

23

MFS Conservative Allocation Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

24

MFS Conservative Allocation Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager Joseph Flaherty

25

MFS Conservative Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Conservative Allocation Portfolio (formerly SC Ibbotson Conservative Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

26

MFS Conservative Allocation Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

27

MFS Conservative Allocation Portfolio

Board Review of Investment Advisory Agreement – continued

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

28

MFS Conservative Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $29,370,000 as capital gain dividends paid during the fiscal year.

29

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

30

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

31

ANNUAL REPORT

December 31, 2012

MFS® NEW DISCOVERY VALUE PORTFOLIO

(formerly SCSM Columbia Small Cap Value Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VDV-ANN

MFS® NEW DISCOVERY VALUE PORTFOLIO

(formerly SCSM Columbia Small Cap Value Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Hanesbrands, Inc.	1.7%
CAI International, Inc.	1.5%
Tesco Corp.	1.3%
Health Management Associates, Inc., “A”	1.3%
Herman Miller, Inc.	1.3%
Express, Inc.	1.2%
M/A-COM Technology Solutions Holdings, Inc.	1.2%
Schweitzer-Mauduit International, Inc.	1.2%
BioMed Realty Trust, Inc., REIT	1.2%
TMS International Corp., “A”	1.2%

Equity sectors
Financial Services	24.9%
Industrial Goods & Services	10.5%
Technology	10.3%
Retailing	7.9%
Health Care	7.7%
Basic Materials	6.4%
Energy	6.0%
Special Products & Services	5.8%
Utilities & Communications	4.9%
Leisure	4.8%
Transportation	3.0%
Consumer Staples	2.3%
Autos & Housing	2.0%

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS New Discovery Value Portfolio (formerly SC Columbia Small Cap Value Fund) (“fund”) and Kevin Schmitz became portfolio manager of the fund. This discussion includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies. During the fourth quarter of 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies employed by MFS in managing the fund.

Summary of Results

For the twelve months ended December 31, 2012, Initial Class shares of the fund provided a total return of 9.90%, while Service Class shares of the fund provided a total return of 9.60%. These compare with a return of 18.05% over the same period for the fund’s benchmark, the Russell 2000 Value Index.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Detractors from Performance

Weak stock selection in the financials sector detracted from performance relative to the Russell 2000 Value Index during the reporting period. Holdings of market maker Knight Capital Group (h), as well as not owning shares of strong-performing mortgage loan servicing firm Ocwen Financial Corporation, held back relative results. Shares of Knight Capital Group plunged during August 2012 as a result of a trading error that cost the firm $461 million. The fund’s holdings of mortgage insurance company MGIC Investment Corp. (h) and retail-based financial services company Green Dot Corporation (b)(h) also hurt relative returns.

Security selection in both the industrials and consumer discretionary sectors had a negative impact on relative performance. Within industrials, not owning shares of strong-performing airline operator US Airways Group detracted from relative performance. Within consumer discretionary, holdings of consumer electronics and home appliances retailer H.H. Gregg (h) hampered relative returns.

Elsewhere, the fund’s holdings of mining company Thompson Creek Metals (h) and data center networking provider QLogic (h), and not holding shares of biopharmaceutical company Arena Pharmaceuticals, weakened relative performance.

The fund’s cash and/or cash equivalents position was also a detractor from relative performance. The fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Contributors to Performance

Strong stock selection in the information technology sector was a primary contributor to relative performance. The fund’s overweight position in light-source technology company Cymer (h) benefited relative returns. Shares of the company traded higher after Dutch company ASML agreed to acquire Cymer for $2.5 billion. The purchase amount offered a 61% premium over the shares’ closing price prior to the announcement.

Individual securities in other sectors that were among the fund’s top relative contributors included holdings of home care company Lincare Holdings (b)(h), specialty chemicals firm Chemtura (h), medical device maker Kensey Nash (b)(h), independent oil and natural gas company Gulfport Energy (h), generic drugs manufacturer Par Pharmaceutical (h), and department store operator Stage Stores (h). In May 2012, Royal DSM announced its plan to purchase Kensey Nash for $360 million, offering a 33 percent premium to Kensey Nash shareholders. Holdings of casual dining restaurant chain operators, P.F. Chang’s China Bistro (h) and Benihana (h), as well as tire manufacturer Cooper Tire & Rubber Co. (h), also boosted relative results.

3

MFS New Discovery Value Portfolio

Management Review – continued

Respectfully,

Kevin Schmitz

Portfolio Manager

(b)	Security is not a benchmark constituent.

(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

MFS New Discovery Value Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	Life (t)
Initial Class	10/01/08	9.90%	6.47%
Service Class	10/01/08	9.60%	6.19%

Comparative benchmark
Russell 2000 Value Index (f)		18.05%	5.54%

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

Benchmark Definition

Russell 2000 Value Index – a market-capitalization-weighted, value-oriented index that measures the performance of small-capitalization stocks that have relatively low price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance prior to the close of business on December 7, 2012 reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

5

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	1.12%	$1,000.00	$1,066.98	$5.82
	Hypothetical (h)	1.12%	$1,000.00	$1,019.51	$5.69
Service Class	Actual	1.37%	$1,000.00	$1,065.21	$7.11
	Hypothetical (h)	1.37%	$1,000.00	$1,018.25	$6.95

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.05% for the Initial Class shares and 1.30% for the Service Class shares; the actual expenses paid during the period would have been approximately $5.46 for the Initial Class shares and $6.75 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $5.33 for the Initial Class shares and $6.60 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.5%
Aerospace – 1.0%
Kaman Corp.	17,440	$641,785

Apparel Manufacturers – 2.7%
Guess?, Inc.	26,720	$655,709
Hanesbrands, Inc. (a)	29,850	1,069,227

		$1,724,936

Broadcasting – 0.5%
Stroer Out-of-Home Media AG (a)	39,210	$343,559

Brokerage & Asset Managers – 2.5%
FXCM, Inc. “A”	57,340	$577,414
GFI Group, Inc.	136,140	441,094
NASDAQ OMX Group, Inc.	23,171	579,507

		$1,598,015

Business Services – 4.7%
Dun & Bradstreet Corp.	4,940	$388,531
FleetCor Technologies, Inc. (a)	8,180	438,857
G&K Services, Inc.	15,211	519,456
Global Payments, Inc.	14,370	650,961
Performant Financial Corp. (a)	44,750	451,975
Portfolio Recovery Associates, Inc. (a)	5,080	542,849

		$2,992,629

Computer Software – 1.1%
OBIC Co. Ltd.	3,680	$732,729

Computer Software – Systems – 2.1%
Ingram Micro, Inc., “A” (a)	41,840	$707,933
NICE Systems Ltd., ADR (a)	19,900	666,252

		$1,374,185

Construction – 2.0%
Beacon Roofing Supply, Inc. (a)	8,010	$266,573
Lennox International, Inc.	11,910	625,513
M/I Homes, Inc. (a)	14,400	381,600

		$1,273,686

Consumer Products – 1.1%
Sensient Technologies Corp.	19,960	$709,778

Consumer Services – 1.1%
H&R Block, Inc.	36,280	$673,720

Containers – 1.5%
Greif, Inc., “A”	15,970	$710,665
Packaging Corp. of America	7,090	272,752

		$983,417

Electronics – 7.1%
CEVA, Inc. (a)	21,740	$342,405
Entegris, Inc. (a)	43,270	397,219
Entropic Communications, Inc. (a)	92,140	487,421
Lattice Semiconductor Corp. (a)	84,530	337,275
M/A-COM Technology Solutions Holdings, Inc. (a)	52,176	781,075

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
MaxLinear, Inc., “A” (a)	96,975	$486,815
Micrel, Inc.	44,070	418,665
MKS Instruments, Inc.	14,190	365,818
Ultratech, Inc. (a)	10,870	405,451
Veeco Instruments, Inc. (a)	17,070	503,906

		$4,526,050

Energy – Independent – 4.0%
Berry Petroleum Corp., “A”	19,650	$659,258
Energy XXI (Bermuda) Ltd.	14,761	475,157
SM Energy Co.	13,150	686,562
Unit Corp. (a)	9,280	418,064
WPX Energy, Inc. (a)	20,590	306,379

		$2,545,420

Engineering – Construction – 0.9%
Foster Wheeler AG (a)	24,050	$584,896

Entertainment – 1.0%
Cinemark Holdings, Inc.	24,130	$626,897

Gaming & Lodging – 1.0%
WMS Industries, Inc. (a)	36,380	$636,650

Health Maintenance Organizations – 1.9%
Centene Corp. (a)	14,270	$585,070
Molina Healthcare, Inc. (a)	22,860	618,592

		$1,203,662

Insurance – 5.9%
Allied World Assurance Co.	7,870	$620,156
Aspen Insurance Holdings Ltd.	21,760	698,061
Everest Re Group Ltd.	6,390	702,581
Hanover Insurance Group, Inc.	19,480	754,655
Symetra Financial Corp.	45,460	590,071
Willis Group Holdings PLC	13,430	450,308

		$3,815,832

Leisure & Toys – 2.3%
Brunswick Corp.	24,900	$724,341
Callaway Golf Co.	110,270	716,755

		$1,441,096

Machinery & Tools – 7.5%
Altra Holdings, Inc.	21,280	$469,224
Columbus McKinnon Corp. (a)	39,500	652,540
Douglas Dynamics, Inc.	48,410	696,620
EnPro Industries, Inc. (a)	11,750	480,575
Herman Miller, Inc.	38,000	813,960
Kennametal, Inc.	16,960	678,400
Polypore International, Inc. (a)	15,370	714,705
Regal Beloit Corp.	4,570	322,048

		$4,828,072

7

MFS New Discovery Value Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 1.2%
Huntington Bancshares, Inc.	117,760	$752,486

Medical & Health Technology & Services – 4.7%
Almost Family, Inc.	28,849	$584,481
Community Health Systems, Inc.	12,930	397,468
Cross Country Healthcare, Inc. (a)	109,453	525,374
Health Management Associates, Inc., “A” (a)	90,060	839,359
MEDNAX, Inc. (a)	8,420	669,558

		$3,016,240

Medical Equipment – 1.1%
Teleflex, Inc.	10,140	$723,083

Metals & Mining – 2.3%
GrafTech International Ltd. (a)	74,240	$697,114
TMS International Corp., “A” (a)	61,860	774,487

		$1,471,601

Natural Gas – Distribution – 3.0%
AGL Resources, Inc.	14,950	$597,552
NorthWestern Corp.	16,990	590,063
UGI Corp.	22,770	744,807

		$1,932,422

Oil Services – 2.0%
Superior Energy Services, Inc. (a)	20,090	$416,265
Tesco Corp. (a)	74,740	851,289

		$1,267,554

Other Banks & Diversified Financials – 10.4%
Berkshire Hills Bancorp, Inc.	29,890	$713,175
Brookline Bancorp, Inc.	76,590	651,015
CAI International, Inc. (a)	45,170	991,482
CapitalSource, Inc.	84,360	639,449
Cathay General Bancorp, Inc.	38,990	760,305
First Interstate BancSystem, Inc.	33,681	519,698
Glacier Bancorp, Inc.	43,190	635,325
PrivateBancorp, Inc.	40,540	621,073
Regional Management Corp. (a)	28,330	468,862
Sandy Spring Bancorp, Inc.	34,501	670,009

		$6,670,393

Pollution Control – 1.1%
Progressive Waste Solutions Ltd.	33,590	$725,544

Railroad & Shipping – 0.7%
Diana Shipping, Inc. (a)	65,240	$476,252

Real Estate – 4.9%
BioMed Realty Trust, Inc., REIT	40,080	$774,746
Capstead Mortgage Corp., REIT	46,630	534,846
EPR Properties, REIT	15,100	696,261
Hatteras Financial Corp., REIT	22,260	552,271
Select Income, REIT	24,580	608,847

		$3,166,971

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 2.6%
A. Schulman, Inc.	14,860	$429,900
Cabot Corp.	8,780	349,356
Koppers Holdings, Inc.	14,580	556,227
Quaker Chemical Corp.	6,680	359,785

		$1,695,268

Specialty Stores – 5.2%
Children’s Place Retail Store, Inc. (a)	14,110	$624,932
Destination Maternity Corp.	23,320	502,779
Express, Inc. (a)	52,650	794,489
Gordmans Stores, Inc. (a)	19,320	290,186
Kirkland’s, Inc. (a)	24,330	257,655
rue21, Inc. (a)	16,230	460,770
Tilly’s, Inc. (a)	28,260	381,227

		$3,312,038

Tobacco – 1.2%
Schweitzer-Mauduit International, Inc.	19,890	$776,307

Trucking – 2.3%
Celadon Group, Inc.	21,500	$388,505
Landstar System, Inc.	10,060	527,748
Marten Transport Ltd.	30,260	556,481

		$1,472,734

Utilities – Electric Power – 1.9%
El Paso Electric Co.	18,710	$597,036
Great Plains Energy, Inc.	30,720	623,923

		$1,220,959

Total Common Stocks (Identified Cost, $59,985,089)		$61,936,866

MONEY MARKET FUNDS – 3.7%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	2,390,442	$2,390,442

Total Investments (Identified Cost, $62,375,531)		$64,327,308

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(136,329)

Net Assets – 100.0%		$64,190,979

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $59,985,089)	$61,936,866
Underlying affiliated funds, at cost and value	2,390,442
Total investments, at value (identified cost, $62,375,531)	$64,327,308
Cash	2,857
Receivables for interest and dividends	79,256
Other assets	1,011
Total assets		$64,410,432
Liabilities
Payable for fund shares reacquired	$178,653
Payable to affiliates
Investment adviser	6,257
Distribution and/or service fees	318
Accrued expenses and other liabilities	34,225
Total liabilities		$219,453
Net assets		$64,190,979
Net assets consist of
Paid-in capital	$61,033,763
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,951,773
Accumulated net realized gain (loss) on investments and foreign currency	498,266
Undistributed net investment income	707,177
Net assets		$64,190,979
Shares of beneficial interest outstanding		7,263,354

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$52,374,947	5,920,437	$8.85
Service Class	11,816,032	1,342,917	8.80

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Income
Dividends	$1,346,848
Dividends from underlying affiliated funds	265
Foreign taxes withheld	(511)
Total investment income		$1,346,602
Expenses
Management fee	$516,528
Distribution and service fees	30,095
Shareholder servicing costs	7,097
Administrative services fee	37,418
Independent Trustees’ compensation	2,649
Custodian fee	36,109
Shareholder communications	3,239
Audit and tax fees	39,414
Legal fees	1,738
Miscellaneous	4,277
Total expenses		$678,564
Net investment income		$668,038
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,937,694
Foreign currency	4,172
Net realized gain (loss) on investments and foreign currency		$1,941,866
Change in unrealized appreciation (depreciation)
Investments	$3,127,896
Translation of assets and liabilities in foreign currencies	(4)
Net unrealized gain (loss) on investments and foreign currency translation		$3,127,892
Net realized and unrealized gain (loss) on investments and foreign currency		$5,069,758
Change in net assets from operations		$5,737,796

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$668,038	$192,435
Net realized gain (loss) on investments and foreign currency	1,941,866	1,252,078
Net unrealized gain (loss) on investments and foreign currency translation	3,127,892	(6,135,475)
Change in net assets from operations	$5,737,796	$(4,690,962)
Distributions declared to shareholders
From net investment income	$(38,909)	$(370,564)
From net realized gain on investments	(1,966,555)	(10,507,334)
Total distributions declared to shareholders	$(2,005,464)	$(10,877,898)
Change in net assets from fund share transactions	$4,653,155	$10,299,914
Total change in net assets	$8,385,487	$(5,268,946)
Net assets
At beginning of period	55,805,492	61,074,438
At end of period (including undistributed net investment income of $707,177 and $102,823, respectively)	$64,190,979	$55,805,492

See Notes to Financial Statements

11

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009	2008 (c)
Net asset value, beginning of period	$8.33	$11.18	$10.08	$7.97	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11	$0.04	$0.07	$0.06	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.72	(0.88)	1.93	2.38	(2.03)
Total from investment operations	$0.83	$(0.84)	$2.00	$2.44	$(2.02)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.07)	$—	$(0.05)	$(0.01)
From net realized gain on investments	(0.30)	(1.94)	(0.90)	(0.28)	—
Total distributions declared to shareholders	$(0.31)	$(2.01)	$(0.90)	$(0.33)	$(0.01)
Net asset value, end of period (x)	$8.85	$8.33	$11.18	$10.08	$7.97
Total return (%) (k)(r)(s)(x)	9.90	(6.32)	21.62	30.52	(20.15	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.24	1.41	1.54	8.84	(a)
Expenses after expense reductions (f)	N/A	1.15	1.15	1.15	1.15	(a)
Net investment income	1.23	0.36	0.68	0.65	1.18	(a)
Portfolio turnover	146	50	139	110	28	(n)
Net assets at end of period (000 omitted)	$52,375	$43,958	$48,782	$33,674	$4,316

See Notes to Financial Statements

12

MFS New Discovery Value Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009	2008 (c)
Net asset value, beginning of period	$8.30	$11.14	$10.07	$7.97	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08	$0.01	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.72	(0.86)	1.92	2.36	(2.03)
Total from investment operations	$0.80	$(0.85)	$1.97	$2.40	$(2.02)
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$(0.02)	$(0.01)
From net realized gain on investments	(0.30)	(1.94)	(0.90)	(0.28)	—
Total distributions declared to shareholders	$(0.30)	$(1.99)	$(0.90)	$(0.30)	$(0.01)
Net asset value, end of period (x)	$8.80	$8.30	$11.14	$10.07	$7.97
Total return (%) (k)(r)(s)(x)	9.60	(6.50)	21.33	30.07	(20.20	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	1.48	1.67	1.87	6.68	(a)
Expenses after expense reductions (f)	N/A	1.40	1.40	1.40	1.40	(a)
Net investment income	0.91	0.12	0.47	0.44	0.72	(a)
Portfolio turnover	146	50	139	110	28	(n)
Net assets at end of period (000 omitted)	$11,816	$11,847	$12,293	$6,809	$1,424

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS New Discovery Value Portfolio (formerly SC Columbia Small Cap Value Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS New Discovery Value Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with Columbia Asset Management, were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc., and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the FASB issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

14

MFS New Discovery Value Portfolio

Notes to Financial Statements – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$58,992,530	$—	$—	$58,992,530
Japan	732,729	—	—	732,729
Canada	725,544	—	—	725,544
Israel	666,252	—	—	666,252
Greece	476,252	—	—	476,252
Germany	—	343,559	—	343,559
Mutual Funds	2,390,442	—	—	2,390,442
Total Investments	$63,983,749	$343,559	$—	$64,327,308

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

15

MFS New Discovery Value Portfolio

Notes to Financial Statements – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012, that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/12	12/31/11
Ordinary income (including any short-term capital gains)	$1,057,193	$10,421,497
Long-term capital gains	948,271	456,401
Total distributions	$2,005,464	$10,877,898

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$62,556,827
Gross appreciation	2,643,775
Gross depreciation	(873,294)
Net unrealized appreciation (depreciation)	$1,770,481
Undistributed ordinary income	1,219,018
Undistributed long-term capital gain	167,721
Other temporary differences	(4)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$38,909	$315,572	$1,545,969	$8,341,941
Service Class	—	54,992	420,586	2,165,393
Total	$38,909	$370,564	$1,966,555	$10,507,334

(3)	Transactions with Affiliates

The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $250 million of average daily net assets	0.90%
Average daily net assets in excess of $250 million	0.85%

From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFS $37,599 for these services.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser. As compensation for all services rendered, facilities provided and expenses paid or assumed by Sun Capital under an investment advisory agreement, the fund paid an advisory fee monthly to Sun Capital at the annual rates stated above.

16

MFS New Discovery Value Portfolio

Notes to Financial Statements – continued

For the period January 1, 2012 through the close of business on December 7, 2012 the fund paid Sun Capital $478,929 for these services.

The management fee incurred for the year ended December 31, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.05% of average daily net assets for the Initial Class shares and 1.30% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. From the close of business on December 7, 2012 through December 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital had contractually agreed to waive all or a portion of its advisory fee and to reimburse other operating expenses, exclusive of (i) compensation of the fund’s independent Trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent Trustees; (iii) premiums for liability insurance dedicated to the independent Trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the former Board of Trustees; (v) expenses associated with obtaining data from third parties for the independent Trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent Trustees, to reduce the fund’s total annual operating expenses to 1.15% of average daily net assets for the Initial Class shares and 1.40% of average daily net assets for the Service Class shares. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital reserved the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the fund during the prior two fiscal years. For the period January 1, 2011 through the close of business on December 7, 2012, Sun Capital waived $50,472 of its advisory fee, for which it can no longer be reimbursed.

Prior to the close of business on December 7, 2012, Sun Capital engaged Columbia Asset Management to serve as the fund’s sub-adviser. The fund was not responsible for paying the sub-advisory fee. Sun Capital paid Columbia Asset Management at the annual rate of 0.55%.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $1,912 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $28,183 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other

17

MFS New Discovery Value Portfolio

Notes to Financial Statements – continued

administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund was charged a fee based on average daily net assets. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred from the close of business December 7, 2012 through December 31, 2012 was $110 which equated to an annual effective rate of 0.0026% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $2,649 including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $84,480,399 and $83,160,409, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	947,650	$8,071,572	1,070,411	$11,602,071
Service Class	144,147	1,228,138	370,217	3,745,370
	1,091,797	$9,299,710	1,440,628	$15,347,441
Shares issued to shareholders in reinvestment of distributions
Initial Class	176,490	$1,584,878	1,108,516	$8,657,513
Service Class	47,045	420,586	285,030	2,220,385
	223,535	$2,005,464	1,393,546	$10,877,898
Shares reacquired
Initial Class	(478,575)	$(4,263,981)	(1,268,260)	$(12,572,714)
Service Class	(275,048)	(2,388,038)	(331,516)	(3,352,711)
	(753,623)	$(6,652,019)	(1,599,776)	$(15,925,425)
Net change
Initial Class	645,565	$5,392,469	910,667	$7,686,870
Service Class	(83,856)	(739,314)	323,731	2,613,044
	561,709	$4,653,155	1,234,398	$10,299,914

18

MFS New Discovery Value Portfolio

Notes to Financial Statements – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 47%, 18%, and 15%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $122 and $17, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	5,808,400	(3,417,958)	2,390,442

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$265	$2,390,442

19

MFS New Discovery Value Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of

MFS New Discovery Value Portfolio (formerly SC Columbia Small Cap Value Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS New Discovery Value Portfolio (the “Fund”) (formerly SC Columbia Small Cap Value Fund) (one of the series comprising MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust)) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS New Discovery Value Portfolio (formerly SC Columbia Small Cap Value Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented (the commencement of the Fund’s operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

20

MFS New Discovery Value Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS New Discovery Value Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance III voted together with respect to Item 1 and Item 3 and shareholders of MFS New Discovery Value Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
6,125,007.108	197,917.990	150,206.300

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
6,281,106.460	128,362.994	63,661.943

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
6,222,104.285	128,362.994	122,664.119

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
6,281,106.460	128,362.994	63,661.943

21

MFS New Discovery Value Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

22

MFS New Discovery Value Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

23

MFS New Discovery Value Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager Kevin Schmitz

24

MFS New Discovery Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS New Discovery Value Portfolio (formerly SC Columbia Small Cap Value Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSMWMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

25

MFS New Discovery Value Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

26

MFS New Discovery Value Portfolio

Board Review of Investment Advisory Agreement – continued

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

27

MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,044,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 68.77% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

28

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

29

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

30

ANNUAL REPORT

December 31, 2012

MFS® LIMITED MATURITY PORTFOLIO

(formerly SCSM Goldman Sachs Short Duration Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VLT-ANN

MFS® LIMITED MATURITY PORTFOLIO

(formerly SCSM Goldman Sachs Short Duration Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Portfolio structure at market value

Fixed income sectors (i)
High Grade Corporates	67.2%
Asset-Backed Securities	15.0%
Mortgage-Backed Securities	6.6%
Municipal Bonds	4.0%
U.S. Government Agencies	2.0%
Non-U.S. Government Bonds	2.0%
Residential Mortgage-Backed Securities	1.1%
Emerging Markets Bonds	0.2%
U.S. Treasury Securities	(11.0)%

Composition including fixed income credit quality (a)(i)
AAA	21.1%
AA	7.5%
A	31.5%
BBB	28.8%
Federal Agencies	8.6%
Not Rated	(10.4)%
Cash & Other	12.9%

Portfolio facts (i)
Average Duration (d)	1.8
Average Effective Maturity (m)	2.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Limited Maturity Portfolio (formerly SC Goldman Sachs Short Duration Fund) (“fund”) and James Calmas became portfolio manager of the fund. The discussion below includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

Summary of Results

For the twelve months ended December 31, 2012, Initial Class shares of the fund provided a total return of 2.24%, while Service Class shares of the fund provided a total return of 2.01%. These compare with a return of 1.26% over the same period for the fund’s benchmark, the Barclays 1-3 Year U.S. Government/Credit Bond Index.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Factors Affecting Performance

Security selection was a primary positive driver of performance relative to the Barclays 1-3 Year U.S. Government/Credit Bond Index during the period. A key contributor to relative returns was the fund’s selection of agency passthroughs within the collateralized sector.

The fund’s exposure to bonds in the corporate sector benefited relative performance as corporate credit markets maintained their robust performance throughout the period, in response to unconventional policy measures that appeared to have incentivized investors to continue seeking higher yielding assets. The fund’s exposure to securitized sectors, which rallied alongside other risk assets, further supported positive relative results.

During the fourth quarter 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies employed by MFS in managing the fund.

Respectfully,

James Calmas

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

MFS Limited Maturity Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	Life (t)
Initial Class	3/07/08	2.24%	2.52%
Service Class	3/07/08	2.01%	2.25%

Comparative benchmark
Barclays 1-3 Year U.S. Government/Credit Bond Index (f)		1.26%	2.43%

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

Benchmark Definition

Barclays 1-3 Year U.S. Government/Credit Bond Index – a market capitalization-weighted index that measures the performance of the short-term (1 to 3 years) investment-grade corporate and U.S. government bond markets.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance prior to the close of business December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	0.63%	$1,000.00	$1,012.27	$3.19
	Hypothetical (h)	0.63%	$1,000.00	$1,021.97	$3.20
Service Class	Actual	0.87%	$1,000.00	$1,010.18	$4.40
	Hypothetical (h)	0.87%	$1,000.00	$1,020.76	$4.42

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.44% for the Initial Class shares and 0.69% for the Service Class shares; the actual expenses paid during the period would have been approximately $2.23 for the Initial Class shares and $3.49 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $2.24 for the Initial Class shares and $3.51 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.5%
Aerospace – 0.4%
General Dynamics Corp., 1%, 2017	$3,925,000	$3,903,458

Asset-Backed & Securitized – 16.1%
Ally Master Owner Trust, “A”, FRN, 0.709%, 2016	$15,600,000	$15,606,193
Ally Master Owner Trust, “A-2”, 1.81%, 2016	8,300,000	8,424,791
Bank of America Auto Trust, “A-3”, 0.78%, 2016	6,750,000	6,779,930
Brazos Higher Education Authority, Inc., Student Loan Rev., “1A-2”, FRN, 0.391%, 2018	1,562,000	1,560,110
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-10”, FRN, 0.43%, 2019	7,500,000	7,452,375
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-2”, FRN, 0.47%, 2022	2,537,220	2,530,979
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-9”, FRN, 0.41%, 2017	1,585,153	1,582,194
College Loan Corp. Trust, “A-3”, FRN, 0.475%, 2021	555,120	549,569
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.659%, 2022	5,165,547	5,169,963
Educational Services of America, “A-1”, FRN, 1.359%, 2040	3,525,980	3,596,500
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.759%, 2048	1,201,120	1,203,524
Ford Credit Auto Owner Trust, “A-2”, 0.47%, 2015	5,900,000	5,904,691
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 2019	2,310,000	2,371,894
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.559%, 2016	6,800,000	6,802,339
Ford Credit Floorplan Master Owner Trust, “A-1”, 0.74%, 2016	7,200,000	7,203,852
Honda Auto Receivables Owner Trust, “A-2”, 0.46%, 2014	7,600,000	7,605,632
Huntington Auto Trust, “A-3”, 0.81%, 2016	10,800,000	10,850,965
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 2016	3,600,000	3,606,203
Lanark Master Issuer PLC, “1-A”, FRN, 1.71%, 2054	4,500,000	4,607,024
National Credit Union Administration, “1-A”, FRN, 0.657%, 2020	2,114,078	2,116,065
National Credit Union Administration, “1-A”, FRN, 0.587%, 2020	3,223,818	3,224,012
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	3,216,269	3,224,545
SLM Student Loan Trust, “A-1”, FRN, 0.369%, 2017	4,378,657	4,379,857

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
SLM Student Loan Trust, “A-2”, FRN, 0.515%, 2016	$1,295,427	$1,296,399
SLM Student Loan Trust, “A-3”, FRN, 0.345%, 2018	1,279,258	1,280,051
SLM Student Loan Trust, “A-4”, FRN, 0.445%, 2019	1,539,184	1,539,495
SLM Student Loan Trust, “A-4”, FRN, 0.498%, 2020	2,060,605	2,060,732
SLM Student Loan Trust, “A-4”, FRN, 0.395%, 2021	4,588,161	4,572,754
Student Loan Consolidation Center, “A”, FRN, 1.429%, 2027	1,619,114	1,642,507
Toyota Auto Receivables Owner Trust, “A-3”, 0.68%, 2015	6,200,000	6,218,811
Volkswagen Auto Loan Enhanced Trust, “A-4”, 2.14%, 2016	6,627,452	6,679,875
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2017	3,800,000	3,819,300

		$145,463,131

Automotive – 1.7%
Ford Motor Credit Co. LLC, 8%, 2016	$3,500,000	$4,226,138
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,841,000	3,049,521
Johnson Controls, Inc., 1.75%, 2014	4,825,000	4,890,162
Volkswagen International Finance N.V., FRN, 0.91%, 2013 (z)	3,500,000	3,513,335

		$15,679,156

Banks & Diversified Financials (Covered Bonds) – 4.6%
Australia & New Zealand Banking Group, 1%, 2015	$7,600,000	$7,648,640
Bank of Nova Scotia, 2.15%, 2016	2,200,000	2,309,780
Bank of Nova Scotia, 1.75%, 2017	1,200,000	1,240,200
Bank of Scotland PLC, 5.25%, 2017	3,900,000	4,458,620
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	10,000,000	10,364,330
Northern Rock Asset Management, 5.625%, 2017	2,400,000	2,788,654
SpareBank 1 Boligkreditt A.S., 1.25%, 2013	1,300,000	1,307,800
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,900,000	3,059,341
SpareBank 1 Boligkreditt A.S., 2.3%, 2017	6,100,000	6,365,960
Swedbank Hypotek AB, FRN, 0.76%, 2014	1,600,000	1,605,826

		$41,149,151

Biotechnology – 0.4%
Life Technologies Corp., 4.4%, 2015	$2,275,000	$2,424,727
Life Technologies Corp., 3.5%, 2016	1,425,000	1,499,822

		$3,924,549

MFS Limited Maturity Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 1.0%
NBCUniversal Media LLC, 2.1%, 2014	$2,975,000	$3,029,448
News America, Inc., 5.3%, 2014	2,400,000	2,608,493
Reed Elsevier Capital, 7.75%, 2014	3,050,000	3,266,007

		$8,903,948

Cable TV – 1.4%
Comcast Cable Communications Holdings Co., 8.375%, 2013	$4,300,000	$4,367,807
DIRECTV Holdings LLC, 3.5%, 2016	4,875,000	5,164,604
Time Warner Cable, Inc., 6.2%, 2013	3,350,000	3,441,954

		$12,974,365

Chemicals – 0.5%
Eastman Chemical Co., 2.4%, 2017	$4,650,000	$4,804,580

Computer Software – Systems – 0.8%
Dell, Inc., 1.4%, 2013	$3,050,000	$3,066,653
Xerox Corp., FRN, 1.13%, 2014	4,025,000	4,016,572

		$7,083,225

Conglomerates – 1.2%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$3,000,000	$3,119,334
General Electric Co., 0.85%, 2015	5,775,000	5,795,357
United Technologies Corp., 1.2%, 2015	2,325,000	2,358,285

		$11,272,976

Consumer Services – 0.2%
eBay, Inc., 1.35%, 2017	$1,425,000	$1,441,596

Electronics – 0.7%
Agilent Technologies, Inc., 5.5%, 2015	$2,975,000	$3,315,060
Intel Corp., 1.95%, 2016	3,175,000	3,280,105

		$6,595,165

Emerging Market Quasi-Sovereign – 0.2%
Rosneft, 3.149%, 2017 (z)	$2,000,000	$2,030,000

Energy – Independent – 1.5%
Anadarko Petroleum Corp., 6.375%, 2017	$2,975,000	$3,553,623
Apache Corp., 6%, 2013	4,000,000	4,152,028
Encana Corp., 5.9%, 2017	2,500,000	2,977,595
Marathon Oil Corp., 0.9%, 2015	2,900,000	2,902,337

		$13,585,583

Energy – Integrated – 1.3%
BP Capital Markets PLC, 3.125%, 2015	$5,350,000	$5,679,282
Petro-Canada Financial Partnership, 5%, 2014	2,650,000	2,850,592
Total Capital International S.A., 1.5%, 2017	2,900,000	2,922,475

		$11,452,349

Financial Institutions – 1.6%
General Electric Capital Corp., 2.15%, 2015	$11,775,000	$12,094,515

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
General Electric Capital Corp., 2.375%, 2015	$2,100,000	$2,169,252

		$14,263,767

Food & Beverages – 4.9%
Anheuser-Busch InBev S.A., 2.5%, 2013	$3,075,000	$3,089,203
Anheuser-Busch InBev S.A., 5.375%, 2014	1,325,000	1,438,344
Anheuser-Busch InBev S.A., 0.8%, 2015	2,600,000	2,606,802
Beam, Inc., 1.875%, 2017	1,625,000	1,659,936
Cargill, Inc., 1.9%, 2017	5,100,000	5,193,141
Diageo Capital PLC, 1.5%, 2017	2,000,000	2,028,280
H.J. Heinz Co., 1.5%, 2017	2,550,000	2,585,524
Heineken N.V., 1.4%, 2017 (n)	4,300,000	4,287,018
Ingredion, Inc., 1.8%, 2017	1,950,000	1,937,177
Kraft Foods Group, Inc., 1.625%, 2015 (n)	2,750,000	2,798,865
Molson Coors Brewing Co., 2%, 2017	3,525,000	3,611,095
PepsiCo, Inc., 2.5%, 2016	2,600,000	2,738,310
Pernod-Ricard S.A., 2.95%, 2017 (n)	3,000,000	3,155,178
SABMiller Holdings, Inc., 1.85%, 2015 (n)	6,850,000	6,984,856

		$44,113,729

Food & Drug Stores – 0.6%
CVS Caremark Corp., 5.75%, 2017	$2,155,000	$2,576,456
Walgreen Co., 1%, 2015	3,000,000	3,002,526

		$5,578,982

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$2,526,000	$2,583,004

Insurance – 1.6%
American International Group, Inc., 4.875%, 2016	$3,550,000	$3,970,608
Metlife, Inc., 1.756%, 2017	1,875,000	1,904,518
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,750,000	2,923,525
New York Life Global Funding, 3%, 2015	4,725,000	4,964,964
Prudential Financial, Inc., 5.1%, 2014	774,000	828,452

		$14,592,067

Insurance – Health – 1.7%
CIGNA Corp., 2.75%, 2016	$2,125,000	$2,235,381
Coventry Health Care, Inc., 6.3%, 2014	829,000	895,488
Humana, Inc., 6.45%, 2016	4,200,000	4,770,654
UnitedHealth Group, Inc., 0.85%, 2015	7,050,000	7,073,061

		$14,974,584

International Market Quasi-Sovereign – 1.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$298,000	$312,390
ING Bank N.V., 3.9%, 2014 (n)	2,700,000	2,806,923
KFW, FRN, 0.219%, 2013	1,900,000	1,900,072
Landwirtschaftliche Rentenbank, 4.125%, 2013	5,200,000	5,305,768

MFS Limited Maturity Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Statoil ASA, 7.375%, 2016 (z)	$3,870,000	$4,651,984

		$14,977,137

International Market Sovereign – 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$2,250,000	$2,363,981

Machinery & Tools – 0.4%
Caterpillar Financial Services Corp., 0.7%, 2015	$4,025,000	$4,014,720

Major Banks – 10.4%
Bank of America Corp., 3.625%, 2016	$1,925,000	$2,039,724
Bank of America Corp., 5.625%, 2016	1,150,000	1,300,308
Bank of America Corp., 6%, 2017	5,050,000	5,913,626
Bank of America Corp., FRN, 1.733%, 2014	725,000	731,054
Commonwealth Bank of Australia, 1.95%, 2015	6,150,000	6,310,767
Credit Suisse New York, FRN, 1.3%, 2014	8,100,000	8,146,923
Goldman Sachs Group, Inc., FRN, 1.311%, 2014	4,000,000	4,011,168
HSBC USA, Inc., 1.625%, 2018	3,720,000	3,723,378
ING Bank N.V., 2%, 2015 (n)	550,000	554,070
ING Bank N.V., FRN, 1.71%, 2014 (n)	3,525,000	3,558,075
Intesa Sanpaolo S.p.A., FRN, 2.711%, 2014 (n)	2,000,000	1,997,764
JPMorgan Chase & Co., 1.875%, 2015	7,775,000	7,914,787
JPMorgan Chase & Co., 3.45%, 2016	6,550,000	6,956,172
Macquarie Bank Ltd., 5%, 2017 (n)	3,000,000	3,281,100
Morgan Stanley, 4.1%, 2015	3,250,000	3,387,218
Morgan Stanley, 5.75%, 2016	1,850,000	2,050,851
Morgan Stanley, 5.45%, 2017	2,475,000	2,738,788
Morgan Stanley, 4.75%, 2017	1,675,000	1,827,360
Royal Bank of Scotland PLC, 2.55%, 2015	3,025,000	3,095,815
Standard Chartered PLC, 3.85%, 2015 (n)	3,150,000	3,322,022
State Street Bank & Trust Co., FRN, 0.51%, 2015	2,857,000	2,836,281
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,475,000	3,514,115
Wells Fargo & Co., 1.5%, 2015	1,925,000	1,958,166
Wells Fargo & Co., 5.625%, 2017	5,650,000	6,738,778
Westpac Banking Corp., 1.125%, 2015	5,800,000	5,853,731

		$93,762,041

Medical & Health Technology & Services – 3.1%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$3,250,000	$3,378,014
Becton, Dickinson & Co., 1.75%, 2016	2,900,000	2,985,649
DENTSPLY International, Inc., FRN, 1.81%, 2013	4,275,000	4,298,581
Express Scripts Holding Co., 3.125%, 2016	1,175,000	1,238,793
McKesson Corp., 3.25%, 2016	3,075,000	3,296,102
Medco Health Solutions, Inc., 2.75%, 2015	2,700,000	2,814,426

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
St. Jude Medical, Inc., 3.75%, 2014	$4,850,000	$5,078,935
Thermo Fisher Scientific, Inc., 2.05%, 2014	4,875,000	4,943,538

		$28,034,038

Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc., 1.4%, 2015	$2,825,000	$2,819,079
Rio Tinto Financial USA PLC, 1.125%, 2015	4,750,000	4,788,922

		$7,608,001

Mortgage-Backed – 6.6%
Fannie Mae, 2.8%, 2018	$3,285,444	$3,542,624
Fannie Mae, 3.739%, 2018	29,743,716	33,507,907
Fannie Mae, 3.75%, 2018	4,059,194	4,521,896
Fannie Mae, 5.5%, 2025	6,883,583	7,414,516
Fannie Mae, 5%, 2030 - 2041	5,885,221	6,457,067
Fannie Mae, 5%, 2039 (f)	3,774,274	4,088,475

		$59,532,485

Municipals – 4.0%
New York Dormitory Authority, Personal Income Tax Rev., “G”, 1.534%, 2013	$1,060,000	$1,062,258
New York Dormitory Authority, Personal Income Tax Rev., “G”, 1.998%, 2014	719,000	732,273
New York, NY, “D-2”, 5.07%, 2014	5,300,000	5,758,344
North Texas Tollway Authority Rev., 2.441%, 2013	3,975,000	4,026,675
Pennsylvania Higher Education Assistance Agency, “A-1”, FRN, 0.915%, 2019	1,437,573	1,441,397
South Carolina Student Loan Corp., Education Loan Rev., “A-1”, 0.411%, 2018	2,438,771	2,440,332
St. Paul, MN, Northstar Education Finance, Inc., FRN, 0.433%, 2016	1,752,450	1,752,222
State of California, 3.95%, 2015	1,950,000	2,102,451
State of Illinois, 4.421%, 2015	6,500,000	6,890,975
State of New Jersey, “R”, 2.02%, 2014	5,300,000	5,412,943
State of Wisconsin, Annual Appropriations Rev., “A”, 4.8%, 2013	4,300,000	4,362,350

		$35,982,220

Natural Gas – Distribution – 0.3%
GDF Suez, 1.625%, 2017 (n)	$2,500,000	$2,499,408

Natural Gas – Pipeline – 0.8%
Energy Transfer Partners LP, 5.95%, 2015	$1,010,000	$1,106,810
Enterprise Products Partners LP, 1.25%, 2015	3,775,000	3,798,182
ONEOK Partners LP, 6.15%, 2016	1,200,000	1,396,879
ONEOK Partners LP, 2%, 2017	775,000	781,442

		$7,083,313

MFS Limited Maturity Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 2.8%
AT&T, Inc., 2.95%, 2016	$2,800,000	$2,964,422
AT&T, Inc., 2.4%, 2016	7,950,000	8,296,389
France Telecom, 4.375%, 2014	6,000,000	6,314,568
Telefonica Emisiones SAU, 6.421%, 2016	1,325,000	1,466,113
Verizon Communications, Inc., 0.7%, 2015	6,325,000	6,326,588

		$25,368,080

Oil Services – 1.3%
Noble Holding International Ltd., 2.5%, 2017	$3,500,000	$3,612,130
Transocean, Inc., 2.5%, 2017	1,875,000	1,894,725
Transocean, Inc. Co., 4.95%, 2015	2,225,000	2,436,208
Transocean, Inc. Co., 5.05%, 2016	3,125,000	3,479,444

		$11,422,507

Oils – 0.7%
Phillips 66, 2.95%, 2017	$5,596,000	$5,930,848

Other Banks & Diversified Financials – 6.0%
American Express Credit Co., 2.75%, 2015	$5,200,000	$5,451,586
Capital One Financial Corp., 7.375%, 2014	3,522,000	3,831,330
Capital One Financial Corp., 2.125%, 2014	2,800,000	2,850,347
Capital One Financial Corp., 1%, 2015	1,275,000	1,270,693
Citigroup, Inc., 6.375%, 2014	1,875,000	2,026,219
Citigroup, Inc., 5.5%, 2014	6,625,000	7,107,572
Citigroup, Inc., 5.85%, 2016	4,825,000	5,514,753
Mizuho Corp. Bank Ltd., 2.55%, 2017	3,900,000	4,078,277
Mizuho Corp. Bank Ltd., 1.55%, 2017	2,525,000	2,527,533
Rabobank Nederland N.V., 3.375%, 2017	3,000,000	3,222,858
Santander Holdings USA, 3%, 2015	1,725,000	1,756,635
SunTrust Banks, Inc., 3.5%, 2017	3,000,000	3,221,769
Svenska Handelsbanken AB, 2.875%, 2017	2,500,000	2,641,503
UBS AG, 3.875%, 2015	5,625,000	5,943,724
Union Bank N.A., 2.125%, 2017	2,825,000	2,904,956

		$54,349,755

Personal Computers & Peripherals – 0.4%
Hewlett Packard Co., 6.125%, 2014	$3,250,000	$3,416,455

Pharmaceuticals – 2.4%
AbbVie, Inc., 1.75%, 2017 (n)	$5,300,000	$5,357,648
Celgene Corp., 2.45%, 2015	3,000,000	3,113,124
Gilead Sciences, Inc., 2.4%, 2014	4,460,000	4,599,277
GlaxoSmithKline PLC, 0.75%, 2015	3,525,000	3,542,213
Watson Pharmaceuticals, Inc., 1.875%, 2017	5,250,000	5,319,032

		$21,931,294

Pollution Control – 0.2%
Waste Management, Inc. Co., 5%, 2014	$1,825,000	$1,915,637

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – 0.3%
Thomson Reuters Corp., 5.95%, 2013	$3,000,000	$3,084,375

Railroad & Shipping – 0.3%
CSX Corp., 5.75%, 2013	$2,450,000	$2,475,250

Real Estate – 1.5%
DDR Corp., 7.5%, 2017	$2,025,000	$2,428,955
HCP, Inc., REIT, 2.7%, 2014	1,525,000	1,552,369
Health Care, Inc., REIT, 6%, 2013	2,105,000	2,196,485
Health Care, Inc., REIT, 4.7%, 2017	1,845,000	2,058,044
Prologis LP, 5.625%, 2016	355,000	400,583
Simon Property Group LP, REIT, 1.5%, 2018 (z)	1,208,000	1,201,181
Simon Property Group, Inc., REIT, 4.2%, 2015	3,675,000	3,897,349

		$13,734,966

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 2%, 2016	$736,000	$764,566
Ecolab, Inc., 1%, 2015	3,025,000	3,033,449
Ecolab, Inc., 3%, 2016	1,850,000	1,966,021

		$5,764,036

Telecommunications – Wireless – 1.6%
Crown Castle Towers LLC, 3.214%, 2015 (n)	$3,000,000	$3,127,851
Rogers Cable, Inc., 5.5%, 2014	625,000	661,161
Rogers Wireless, Inc., 6.375%, 2014	4,250,000	4,527,810
Verizon Wireless Capital LLC, 7.375%, 2013	1,803,000	1,905,712
Vodafone Group PLC, 2.875%, 2016	4,225,000	4,464,988

		$14,687,522

Tobacco – 0.4%
Philip Morris International, Inc., 4.875%, 2013	$3,750,000	$3,810,724

Transportation – Services – 0.7%
ERAC USA Finance Co., 2.75%, 2017 (n)	$3,000,000	$3,131,346
United Parcel Service, Inc., 1.125%, 2017	3,175,000	3,180,699

		$6,312,045

U.S. Government Agencies and Equivalents – 2.0%
Farmer Mac, 0.75%, 2013	$4,000,000	$4,000,136
National Credit Union Administration, 1.84%, 2020	423,176	430,119
National Credit Union Administration, FRN, 0.577%, 2017	2,134,404	2,139,079
National Credit Union Administration, FRN, 0.612%, 2020	3,559,425	3,577,222
National Credit Union Administration, FRN, 0.587%, 2020	2,954,115	2,959,307
National Credit Union Administration, FRN, 0.587%, 2020	2,422,396	2,426,560
National Credit Union Administration, FRN, 0.657%, 2020	1,053,476	1,057,426

MFS Limited Maturity Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FRN, 0.557%, 2020	$1,694,895	$1,699,979

		$18,289,828

Utilities – Electric Power – 5.2%
Commonwealth Edison, 1.625%, 2014	$4,800,000	$4,851,701
Dominion Resources, Inc., 1.8%, 2014	3,100,000	3,140,629
DTE Energy Co., 7.625%, 2014	3,400,000	3,712,229
Duke Energy Corp., 6.3%, 2014	4,650,000	4,926,424
Enel Finance International S.A., 3.875%, 2014 (n)	2,000,000	2,059,224
Georgia Power Co., 1.3%, 2013	1,650,000	1,659,811
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,000,000	3,081,411
MidAmerican Energy Holdings Co., 5%, 2014	3,600,000	3,769,747
NextEra Energy Capital Co., 1.2%, 2015	3,000,000	3,021,342
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,475,000	3,659,363

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Progress Energy, Inc., 6.05%, 2014	$3,350,000	$3,555,362
Sierra Pacific Power Co., 6%, 2016	3,450,000	3,992,764
Southern Co., 4.15%, 2014	1,400,000	1,466,534
Wisconsin Electric Power, 6%, 2014	3,875,000	4,136,466

		$47,033,007

Total Bonds (Identified Cost, $869,412,060)		$881,753,038

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	18,243,250	$18,243,250

Total Investments (Identified Cost, $887,655,310)		$899,996,288

OTHER ASSETS, LESS LIABILITIES – 0.5%		4,343,631

Net Assets – 100.0%		$904,339,919

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $84,232,558, representing 9.3% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Rosneft, 3.149%, 2017	12/11/12	$2,022,249	$2,030,000
Simon Property Group LP, REIT, 1.5%, 2018	12/10/12	1,204,224	1,201,181
Statoil ASA, 7.375%, 2016	12/12/12	4,667,477	4,651,984
Volkswagen International Finance N.V., FRN, 0.91%, 2013	11/27/12	3,513,781	3,513,335
Total Restricted Securities			$11,396,500
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 12/31/12

Futures Contracts Outstanding at 12/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	800	$99,531,250	March - 2013	$261,262

At December 31, 2012, the fund had liquid securities with an aggregate value of $490,097 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $869,412,060)	$881,753,038
Underlying affiliated funds, at cost and value	18,243,250
Total investments, at value (identified cost, $887,655,310)	$899,996,288
Cash	2,449,077
Receivables for
Fund shares sold	82,175
Interest	5,543,111
Other assets	9,338
Total assets		$908,079,989
Liabilities
Payables for
Daily variation margin on open futures contracts	$12,500
Investments purchased	2,518,274
Fund shares reacquired	1,088,790
Payable to affiliates
Investment adviser	40,724
Distribution and/or service fees	4,953
Accrued expenses and other liabilities	74,829
Total liabilities		$3,740,070
Net assets		$904,339,919
Net assets consist of
Paid-in capital	$888,452,840
Unrealized appreciation (depreciation) on investments	12,602,240
Accumulated net realized gain (loss) on investments	2,343,991
Undistributed net investment income	940,848
Net assets		$904,339,919
Shares of beneficial interest outstanding		87,935,465

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$723,068,105	70,296,258	$10.29
Service Class	181,271,814	17,639,207	10.28

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Income
Interest	$22,103,445
Dividends	1,672
Total investment income		$22,105,117
Expenses
Management fee	$239,007
Unified management fee	7,672,315
Distribution and service fees	475,284
Administrative services fee	6,905
Independent Trustees’ compensation	59,828
Custodian fee	5,654
Shareholder communications	2,001
Audit and tax fees	3,347
Legal fees	14,139
Miscellaneous	12,475
Total expenses		$8,490,955
Net investment income		$13,614,162
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$16,616,412
Futures contracts	(9,388,669)
Net realized gain (loss) on investments		$7,227,743
Change in unrealized appreciation (depreciation)
Investments	$5,351,495
Futures contracts	1,073,089
Net unrealized gain (loss) on investments		$6,424,584
Net realized and unrealized gain (loss) on investments		$13,652,327
Change in net assets from operations		$27,266,489

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$13,614,162	$12,984,150
Net realized gain (loss) on investments	7,227,743	(2,667,866)
Net unrealized gain (loss) on investments	6,424,584	(4,542,444)
Change in net assets from operations	$27,266,489	$5,773,840
Distributions declared to shareholders
From net investment income	$(14,287,822)	$(12,984,150)
From net realized gain on investments	—	(7,063,697)
From tax return of capital	—	(505,485)
Total distributions declared to shareholders	$(14,287,822)	$(20,553,332)
Change in net assets from fund share transactions	$(293,656,476)	$45,581,601
Total change in net assets	$(280,677,809)	$30,802,109
Net assets
At beginning of period	1,185,017,728	1,154,215,619
At end of period (including undistributed net investment income of $940,848 and $0, respectively)	$904,339,919	$1,185,017,728

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011		2010	2009	2008 (c)
Net asset value, beginning of period	$10.18	$10.31		$10.23	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11	$0.12		$0.14	$0.19	$0.16
Net realized and unrealized gain (loss) on investments	0.12	(0.07)		0.11	0.19	0.16
Total from investment operations	$0.23	$0.05		$0.25	$0.38	$0.32
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.12)		$(0.16)	$(0.21)	$(0.16)
From net realized gain on investments	—	(0.06)		(0.01)	(0.07)	(0.03)
From tax return of capital	—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.18)		$(0.17)	$(0.28)	$(0.19)
Net asset value, end of period (x)	$10.29	$10.18		$10.31	$10.23	$10.13
Total return (%) (k)(r)(s)(x)	2.24	0.53		2.41	3.78	3.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	0.65		0.65	0.65	0.68	(a)
Expenses after expense reductions (f)	N/A	N/A		N/A	0.65	0.65	(a)
Net investment income	1.12	1.14		1.32	1.82	2.34	(a)
Portfolio turnover	213	154		122	231	333	(n)
Net assets at end of period (000 omitted)	$723,068	$993,705		$1,004,464	$869,648	$54,602

See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011		2010	2009	2008 (c)
Net asset value, beginning of period	$10.17	$10.31		$10.23	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09	$0.09		$0.11	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	0.11	(0.07)		0.11	0.18	0.16
Total from investment operations	$0.20	$0.02		$0.22	$0.35	$0.30
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.10)		$(0.13)	$(0.18)	$(0.14)
From net realized gain on investments	—	(0.06)		(0.01)	(0.07)	(0.03)
From tax return of capital	—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.16)		$(0.14)	$(0.25)	$(0.17)
Net asset value, end of period (x)	$10.28	$10.17		$10.31	$10.23	$10.13
Total return (%) (k)(r)(s)(x)	2.01	0.17		2.16	3.52	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.90		0.90	0.90	0.92	(a)
Expenses after expense reductions (f)	N/A	N/A		N/A	0.90	0.90	(a)
Net investment income	0.87	0.89		1.05	1.66	1.95	(a)
Portfolio turnover	213	154		122	231	333	(n)
Net assets at end of period (000 omitted)	$181,272	$191,313		$149,752	$107,329	$63,422

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, March 7, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Limited Maturity Portfolio (formerly SC Goldman Sachs Short Duration Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS Limited Maturity Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. were terminated; and (vi) the fund entered into new agreements with service providers including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc. and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the FASB issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality,

MFS Limited Maturity Portfolio

Notes to Financial Statements – continued

coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$18,289,828	$—	$18,289,828
Non-U.S. Sovereign Debt	—	19,371,118	—	19,371,118
Municipal Bonds	—	35,982,220	—	35,982,220
U.S. Corporate Bonds	—	426,642,691	—	426,642,691
Residential Mortgage-Backed Securities	—	70,683,108	—	70,683,108
Asset-Backed Securities (including CDOs)	—	134,312,504	—	134,312,504
Foreign Bonds	—	176,471,569	—	176,471,569
Mutual Funds	18,243,250	—	—	18,243,250
Total Investments	$18,243,250	$881,753,038	$—	$899,996,288

Other Financial Instruments
Futures Contracts	$261,262	$—	$—	$261,262

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Limited Maturity Portfolio

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$261,262

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(9,388,669)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$1,073,089

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

MFS Limited Maturity Portfolio

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/12	12/31/11
Ordinary income (including any short-term capital gains)	$14,287,822	$15,665,677
Long-term capital gains	—	4,382,170
	$14,287,822	$20,047,847
Tax return of capital (b)	—	505,485
Total distributions	$14,287,822	$20,553,332

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$887,655,310
Gross appreciation	12,842,503
Gross depreciation	(501,525)
Net unrealized appreciation (depreciation)	$12,340,978
Undistributed ordinary income	3,546,101

MFS Limited Maturity Portfolio

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments		From tax return of capital
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$12,547,945	$11,423,943	$—	$5,924,191	$—	$444,745
Service Class	1,739,877	1,560,207	—	1,139,506	—	60,740
Total	$14,287,822	$12,984,150	$—	$7,063,697	$—	$505,485

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

From the close of business on December 7, 2012 through December 31, 2012, the fund paid MFS $239,007 for these services.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS served as the fund’s investment adviser and received a unified management fee from the fund under an investment advisory and management agreement on a monthly basis. Out of the fund’s unified management fee, Sun Capital paid for all of the ordinary expenses of managing the fund. The unified management fee was calculated at an annual rate of 0.64% of the fund’s average daily net assets.

Prior to the close of business on December 7, 2012, Sun Capital engaged Goldman Sachs Asset Management, L.P. to serve as the fund’s sub-adviser. The fund was not responsible for paying the sub-advisory fee. Sun Capital paid Goldman Sachs Asset Management, L.P. at the following annual rates:

First $250 million of average daily net assets	0.18%
Next $250 million of average daily net assets	0.16%
Average daily net assets in excess of $500 million	0.14%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012, the fund paid MFD $29,780 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $445,504 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other

MFS Limited Maturity Portfolio

Notes to Financial Statements – continued

administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund was charged a fee based on average daily net assets. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred from the close of business December 7, 2012 through December 31, 2012 was $6,905 which equated to an annual effective rate of 0.01% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $59,828, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,059,098,050	$1,180,466,185
Investments (non-U.S. Government securities)	$1,701,792,486	$1,877,889,497

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	23,449,085	$240,422,143	15,908,758	$163,435,943
Service Class	2,563,905	26,294,615	5,888,081	60,641,378
	26,012,990	$266,716,758	21,796,839	$224,077,321
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,222,425	$12,547,945	1,731,925	$17,792,879
Service Class	169,634	1,739,877	269,033	2,760,453
	1,392,059	$14,287,822	2,000,958	$20,553,332
Shares reacquired
Initial Class	(51,983,750)	$(534,704,953)	(17,444,173)	$(179,650,509)
Service Class	(3,896,658)	(39,956,103)	(1,885,476)	(19,398,543)
	(55,880,408)	$(574,661,056)	(19,329,649)	$(199,049,052)
Net change
Initial Class	(27,312,240)	$(281,734,865)	196,510	$1,578,313
Service Class	(1,163,119)	(11,921,611)	4,271,638	44,003,288
	(28,475,359)	$(293,656,476)	4,468,148	$45,581,601

MFS Limited Maturity Portfolio

Notes to Financial Statements – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 13%, 9%, and 1% respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $2,642 and $52, respectively, and are included in “Unified management fee” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	55,661,622	(37,418,372)	18,243,250

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,672	$18,243,250

MFS Limited Maturity Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of

MFS Limited Maturity Portfolio (formerly SC Goldman Sachs Short Duration Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Limited Maturity Portfolio (the “Fund”) (formerly SC Goldman Sachs Short Duration Fund) (one of the series comprising MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust)) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Limited Maturity Portfolio (formerly SC Goldman Sachs Short Duration Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

MFS Limited Maturity Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Limited Maturity Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Limited Maturity Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
116,002,021.130	3,427,002.841	3,785,745.616

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
115,236,805.838	3,722,951.901	4,255,011.847

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
114,913,907.039	4,332,693.954	3,968,168.594

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
115,698,664.031	3,521,448.891	3,994,656.665

MFS Limited Maturity Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

MFS Limited Maturity Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

MFS Limited Maturity Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager James Calmas

MFS Limited Maturity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Limited Maturity Portfolio (formerly SC Goldman Sachs Short Duration Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

MFS Limited Maturity Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their

MFS Limited Maturity Portfolio

Board Review of Investment Advisory Agreement – continued

approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

MFS Limited Maturity Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

ANNUAL REPORT

December 31, 2012

MFS® MODERATE ALLOCATION PORTFOLIO

(formerly SCSM lbbotson Balanced Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VMA-ANN

MFS® MODERATE ALLOCATION PORTFOLIO

(formerly SCSM lbbotson Balanced Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Series	11.9%
MFS Government Securities Portfolio	9.9%
MFS Growth Series	9.0%
MFS Value Series	9.0%
MFS Research Series	8.0%
MFS Research International Portfolio	7.1%
MFS Mid Cap Value Portfolio	7.1%
MFS Mid Cap Growth Series	7.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	4.9%
MFS Limited Maturity Portfolio	3.9%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS International Value Portfolio	3.0%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Moderate Allocation Portfolio (formerly SC Ibbotson Balanced Fund) (“fund”) and Joseph Flaherty became portfolio manager of the fund. The discussion below includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective, different investment strategies, and different underlying fund selections and underlying fund target weightings.

Summary of Results

In connection with the appointment of MFS as the fund’s investment adviser, the Standard & Poor’s 500 Stock Index (“S&P 500 Index”) and the MFS Moderate Allocation Fund Blended Index (“Blended Index”) replaced the Dow Jones Moderate U.S. Relative Risk Portfolio Index because MFS believes that the S&P 500 Index and the Blended Index better reflect the fund’s current investment strategies. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

For the twelve months ended December 31, 2012, Initial Class shares of the fund provided a total return of 10.56%, while Service Class shares of the fund provided a total return of 10.39%. These compare with returns of 16.00% and 11.22% over the same period for the fund’s benchmarks, the S&P 500 Index and the Blended Index, respectively. The Dow Jones Moderate U.S. Relative Risk Portfolio Index generated a return of 11.92% over the reporting period.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Factors Affecting Performance

For the first three quarters of 2012, the fund’s exposure to non-U.S. equities relative to U.S. equities detracted from performance as U.S. equities outperformed non-U.S. equities during the period. Allocation to small cap equities, emerging market equities, and short-term bonds also held back performance.

The fund’s exposure to value equities, which outperformed growth equities across the capitalization spectrum, aided performance. Exposure to high yield bonds, Treasury Inflation Protected Securities (“TIPS”), and Real Estate Investment Trusts (“REITs”) also benefited performance as these asset classes performed well over the period.

During the fourth quarter 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies (including the underlying fund selections and target weightings) employed by MFS in managing the fund.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

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MFS Moderate Allocation Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	Life (t)
Initial Class	10/01/08	10.56%	7.73%
Service Class	10/01/08	10.39%	7.46%

Comparative benchmarks
Standard and Poor’s Stock 500 Index (f)		16.00%	7.22%
Dow Jones Moderate U.S. Relative Risk Portfolio Index (f)(z)		11.92%	8.56%
MFS Moderate Allocation Fund Blended Index (f)(w)		11.22%	7.04%
Barclays U.S. Aggregate Bond Index (f)		4.21%	6.87%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		28.65%	7.57%
MSCI EAFE (Europe, Australasia, Far East) Index (f)		17.90%	4.27%

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the commencement of the MFS Moderate Allocation Portfolio’s investment operations, October 1, 2008, through the stated period end.

(w)	MFS Moderate Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of December 31, 2012, the blended index was comprised of 41% Standard & Poor’s 500 Stock Index, 41% Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE (Europe, Australasia, Far East) Index, 3% Dow Jones-UBS Commodity Index, and 2% FTSE EPRA/NAREIT Developed Real Estate Index.

(z)	Effective after the close of business on December 7, 2012, the Standard & Poor’s 500 Stock Index replaced the Dow Jones Moderate U.S. Relative Risk Portfolio Index as the primary fund benchmark. The fund’s investment adviser believes the Standard & Poor’s 500 Stock Index better reflects the investment policies and strategies of the fund. (See Notes to Performance Summary.)

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MFS Moderate Allocation Portfolio

Performance Summary – continued

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones Moderate U.S. Relative Risk Portfolio Index – measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The index is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe, Australasia, Far East) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Performance prior to close of business December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

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MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	0.14%	$1,000.00	$1,053.86	$0.72
	Hypothetical (h)	0.14%	$1,000.00	$1,024.43	$0.71
Service Class	Actual	0.39%	$1,000.00	$1,053.02	$2.01
	Hypothetical (h)	0.39%	$1,000.00	$1,023.18	$1.98

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Changes to the portfolio’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.03% for the Initial Class shares and 0.28% for the Service Class shares; the actual expenses paid during the period would have been approximately $0.15 for the Initial Class shares and $1.44 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $0.15 for the Initial Class shares and $1.42 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

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MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	8,850,203	$97,617,736
MFS Global Real Estate Portfolio – Initial Class	4,774,336	59,917,912
MFS Government Securities Portfolio – Initial Class	14,562,011	196,441,532
MFS Growth Series – Initial Class (a)	6,237,488	179,826,773
MFS High Yield Portfolio – Initial Class	16,458,877	99,576,205
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,823,688	99,619,442
MFS International Growth Portfolio – Initial Class	4,574,112	60,149,566
MFS International Value Portfolio – Initial Class	3,453,359	59,915,781
MFS Limited Maturity Portfolio – Initial Class	7,654,288	78,762,626
MFS Mid Cap Growth Series – Initial Class (a)	21,375,239	140,221,569
MFS Mid Cap Value Portfolio – Initial Class	16,050,979	140,446,070
MFS New Discovery Series – Initial Class	1,924,794	30,257,760
MFS New Discovery Value Portfolio – Initial Class	3,421,836	30,283,247
MFS Research Bond Series – Initial Class	17,539,556	236,608,608
MFS Research International Portfolio – Initial Class	10,338,373	140,808,646
MFS Research Series – Initial Class	7,297,788	159,456,658
MFS Value Series – Initial Class	12,448,090	179,252,499

Total Underlying Affiliated Funds (Identified Cost, $2,000,725,135)		$1,989,162,630

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	978,171	$978,171

Total Investments (Identified Cost, $2,001,703,306)		$1,990,140,801

OTHER ASSETS, LESS LIABILITIES – 0.0%		416,927

Net Assets – 100.0%		$1,990,557,728

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $2,001,703,306)	$1,990,140,801
Receivables for
Investments sold	2,243,429
Fund shares sold	1,036
Other assets	19,351
Total assets		$1,992,404,617
Liabilities
Payables for
Investments purchased	$489
Fund shares reacquired	1,699,381
Payable to affiliates
Distribution and/or service fees	54,047
Accrued expenses and other liabilities	92,972
Total liabilities		$1,846,889
Net assets		$1,990,557,728
Net assets consist of
Paid-in capital	$1,828,842,242
Unrealized appreciation (depreciation) on investments	(11,562,505)
Accumulated net realized gain (loss) on investments	123,917,669
Undistributed net investment income	49,360,322
Net assets		$1,990,557,728
Shares of beneficial interest outstanding		163,333,489

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$4,279,345	350,692	$12.20
Service Class	1,986,278,383	162,982,797	12.19

See Notes to Financial Statements

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MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Dividends from underlying affiliated funds		$38,248,339
Expenses
Management fee	$2,284,354
Distribution and service fees	4,885,314
Shareholder servicing costs	6,569
Administrative services fee	149,233
Independent Trustees’ compensation	90,435
Custodian fee	162,310
Shareholder communications	77,628
Audit and tax fees	35,296
Legal fees	59,691
Miscellaneous	76,126
Total expenses		$7,826,956
Net investment income		$30,421,383
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment in underlying affiliated funds	$22,071,559
Capital gain distributions from underlying affiliated funds	121,589,816
Net realized gain (loss) on investments		$143,661,375
Change in unrealized appreciation (depreciation) on investments		$15,919,102
Net realized and unrealized gain (loss) on investments		$159,580,477
Change in net assets from operations		$190,001,860

See Notes to Financial Statements

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MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$30,421,383	$22,597,182
Net realized gain (loss) on investments	143,661,375	70,909,273
Net unrealized gain (loss) on investments	15,919,102	(134,384,440)
Change in net assets from operations	$190,001,860	$(40,877,985)
Distributions declared to shareholders
From net investment income	$(45,834,075)	$(20,455,966)
From net realized gain on investments	(48,460,267)	(57,721,886)
Total distributions declared to shareholders	$(94,294,342)	$(78,177,852)
Change in net assets from fund share transactions	$41,599,614	$526,379,094
Total change in net assets	$137,307,132	$407,323,257
Net assets
At beginning of period	1,853,250,596	1,445,927,339
At end of period (including undistributed net investment income of $49,360,322 and $45,833,983, respectively)	$1,990,557,728	$1,853,250,596

See Notes to Financial Statements

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MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009		2008 (c)
Net asset value, beginning of period	$11.60	$12.37	$11.21	$9.07		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.31	$0.20	$0.20	$0.20		$0.02
Net realized and unrealized gain (loss) on investments	0.92	(0.40)	1.15	1.97		(0.95	)(g)
Total from investment operations	$1.23	$(0.20)	$1.35	$2.17		$(0.93)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.17)	$(0.13)	$(0.03)		$—
From net realized gain on investments	(0.31)	(0.40)	(0.06)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.63)	$(0.57)	$(0.19)	$(0.03)		$—
Net asset value, end of period (x)	$12.20	$11.60	$12.37	$11.21		$9.07
Total return (%) (k)(r)(s)(x)	10.56	(1.56)	12.18	23.91		(9.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.19	0.21	0.28		16.72	(a)
Expenses after expense reductions (f)(h)	N/A	N/A	0.20	0.20		0.20	(a)
Net investment income (l)	2.52	1.61	1.75	1.95		0.88	(a)
Portfolio turnover	67	7	27	14		0	(n)
Net assets at end of period (000 omitted)	$4,279	$3,150	$1,687	$442		$56

See Notes to Financial Statements

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MFS Moderate Allocation Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009		2008 (c)
Net asset value, beginning of period	$11.58	$12.35	$11.20	$9.06		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.16	$0.15	$0.17		$0.01
Net realized and unrealized gain (loss) on investments	1.02	(0.39)	1.16	1.97		(0.95	)(g)
Total from investment operations	$1.21	$(0.23)	$1.31	$2.14		$(0.94)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.14)	$(0.10)	$(0.00	)(w)	$—
From net realized gain on investments	(0.31)	(0.40)	(0.06)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.60)	$(0.54)	$(0.16)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$12.19	$11.58	$12.35	$11.20		$9.06
Total return (%) (k)(r)(s)(x)	10.39	(1.81)	11.82	23.65		(9.40	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.44	0.46	0.52		2.11	(a)
Expenses after expense reductions (f)(h)	N/A	N/A	0.45	0.45		0.45	(a)
Net investment income (l)	1.55	1.32	1.30	1.69		1.82	(a)
Portfolio turnover	67	7	27	14		0	(n)
Net assets at end of period (000 omitted)	$1,986,278	$1,850,101	$1,444,241	$566,276		$38,747

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Moderate Allocation Portfolio (formerly the SC Ibbotson Balanced Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed its name to MFS Moderate Allocation Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with Ibbotson Associates, Inc., were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc., and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements – continued

market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,990,140,801	—	—	$1,990,140,801

For further information regarding security characteristics, see the Portfolio of Investments.

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements – continued

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income, or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/2012	12/31/2011
Ordinary income (including any short-term capital gains)	$45,908,214	$24,163,850
Long-term capital gains	48,386,128	54,014,002
Total distributions	$94,294,342	$78,177,852

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$2,003,542,483
Gross appreciation	26,537,124
Gross depreciation	(39,938,806)
Net unrealized appreciation (depreciation)	$(13,401,682)
Undistributed ordinary income	49,360,322
Undistributed long-term capital gain	125,756,846

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

15

MFS Moderate Allocation Portfolio

Notes to Financial Statements – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$97,763	$37,770	$93,117	$88,078
Service Class	45,736,312	20,418,196	48,367,150	57,633,808
Total	$45,834,075	$20,455,966	$48,460,267	$57,721,886

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser. As compensation for all services rendered, facilities provided and expenses paid or assumed by Sun Capital under an investment advisory agreement, the fund paid an advisory fee monthly to Sun Capital at an annual rate of 0.125% of the fund’s average daily net assets. For the period January 1, 2012 through the close of business on December 7, 2012 the fund paid Sun Capital $2,284,354 for these services.

The management fee incurred for the year ended December 31, 2012 was equivalent to an annual effective rate of 0.117% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar vehicles such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. From the close of business on December 7, 2012 through December 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital had contractually agreed to waive all or a portion of its advisory fee and to reimburse other operating expenses, exclusive of (i) compensation of the fund’s independent Trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent Trustees; (iii) premiums for liability insurance dedicated to the independent Trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the former Board of Trustees; (v) expenses associated with obtaining data from third parties for the independent Trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent Trustees, to reduce the fund’s total annual operating expenses to 0.20% of average daily net assets for the Initial Class shares and 0.45% of average daily net assets for the Service Class shares. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Prior to the close of business on December 7, 2012, Sun Capital reserved the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the fund during the prior two fiscal years. For the period January 1, 2011 through the close of business on December 7, 2012, Sun Capital waived $81,277 of its advisory fee, for which it can no longer be reimbursed.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $324,997 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $4,560,317 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada

16

MFS Moderate Allocation Portfolio

Notes to Financial Statements – continued

(U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFS a fee for this service. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $90,435, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $1,400,382,990 and $1,301,277,824, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	89,337	$1,071,965	154,218	$1,894,501
Service Class	4,256,834	51,760,922	37,829,990	469,165,299
	4,346,171	$52,832,887	37,984,208	$471,059,800
Shares issued to shareholders in reinvestment of distributions
Initial Class	15,608	$190,880	11,049	$125,848
Service Class	7,700,774	94,103,462	6,858,700	78,052,004
	7,716,382	$94,294,342	6,869,749	$78,177,852

17

MFS Moderate Allocation Portfolio

Notes to Financial Statements – continued

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(25,798)	$(312,407)	(30,117)	$(372,552)
Service Class	(8,679,654)	(105,215,208)	(1,905,774)	(22,486,006)
	(8,705,452)	$(105,527,615)	(1,935,891)	$(22,858,558)
Net change
Initial Class	79,147	$950,438	135,150	$1,647,797
Service Class	3,277,954	40,649,176	42,782,916	524,731,297
	3,357,101	$41,599,614	42,918,066	$526,379,094

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. Prior to the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $4,194 and $4,269, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds (k)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount (l)	Dispositions Shares/Par Amount (l)(m)	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	2,647,633	302,833	(2,950,466)	—
MFS Global Governments Portfolio	—	8,875,292	(25,089)	8,850,203
MFS Global Real Estate Portfolio	3,791,157	1,467,517	(484,338)	4,774,336
MFS Government Securities Portfolio	—	14,602,692	(40,681)	14,562,011
MFS Growth Series	—	6,254,934	(17,446)	6,237,488
MFS High Yield Portfolio	—	16,529,280	(70,403)	16,458,877
MFS Inflation-Adjusted Bond Portfolio	11,284,426	1,080,207	(3,540,945)	8,823,688
MFS Institutional Money Market Portfolio	—	4,657,294	(3,679,123)	978,171
MFS International Growth Portfolio	5,859,791	1,266,736	(2,552,415)	4,574,112
MFS International Value Portfolio	—	3,500,388	(47,029)	3,453,359
MFS Limited Maturity Portfolio	21,596,581	9,586,561	(23,528,854)	7,654,288
MFS Mid Cap Growth Series	—	21,485,376	(110,137)	21,375,239
MFS Mid Cap Value Portfolio	6,742,659	10,242,757	(934,437)	16,050,979
MFS New Discovery Series	—	1,940,074	(15,280)	1,924,794
MFS New Discovery Value Portfolio	2,847,627	727,860	(153,651)	3,421,836
MFS Research Bond Series	—	17,539,556	—	17,539,556
MFS Research International Portfolio	—	10,530,744	(192,371)	10,338,373
MFS Research Series	—	7,307,274	(9,486)	7,297,788
MFS Value Portfolio	8,132,007	571,714	(8,703,721)	—
MFS Value Series	—	12,559,195	(111,105)	12,448,090
SC AllianceBernstein International Value Fund	4,879,360	1,041,641	(5,921,001)	—
SC BlackRock International Index Fund	4,081,698	2,146,706	(6,228,404)	—

18

MFS Moderate Allocation Portfolio

Notes to Financial Statements – continued

Underlying Affiliated Funds (k)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount (l)	Dispositions Shares/Par Amount (l)(m)	Ending Shares/Par Amount
SC BlackRock Large Cap Index Fund	8,505,212	1,539,896	(10,045,108)	—
SC BlackRock Small Cap Index Fund	1,514,876	79,262	(1,594,138)	—
SC Davis Venture Value Fund	6,081,272	3,746,623	(9,827,895)	—
SC Ibboston Tactical Opportunities Fund	37,444,626	2,475,918	(39,920,544)	—
SC Invesco Small Cap Growth Fund	1,748,526	1,265,801	(3,014,327)	—
SC Lord Abbett Growth & Income Fund	5,723,770	8,365,646	(14,089,416)	—
SC PIMCO High Yield Fund	6,013,800	5,512,725	(11,526,525)	—
SC PIMCO Total Return Fund	16,202,915	1,426,467	(17,629,382)	—
SC WMC Blue Chip Mid Cap Fund	4,081,950	6,687,668	(10,769,618)	—
SC WMC Large Cap Growth Fund	8,967,565	12,758,156	(21,725,721)	—
Sun Capital Investment Grade Bond Fund	15,452,076	3,096,201	(18,548,277)	—

Underlying Affiliated Funds (k)	Realized Gain (Loss)	Capital Gain Distributions (l)	Dividend Income (l)(m)	Ending Value
MFS Emerging Markets Equity Portfolio	$1,482,852	$1,686,665	$448,281	$—
MFS Global Governments Portfolio	1,004	—	—	97,617,736
MFS Global Real Estate Portfolio	198,363	—	421,235	59,917,912
MFS Government Securities Portfolio	407	—	—	196,441,532
MFS Growth Series	(76,506)	—	—	179,826,773
MFS High Yield Portfolio	(31,168)	—	—	99,576,205
MFS Inflation-Adjusted Bond Portfolio	4,549,734	6,660,273	836,798	99,619,442
MFS Institutional Money Market Portfolio	—	—	103	978,171
MFS International Growth Portfolio	2,073,630	—	860,883	60,149,566
MFS International Value Portfolio	17,490	—	—	59,915,781
MFS Limited Maturity Portfolio	106,353	—	3,302,819	78,762,626
MFS Mid Cap Growth Series	(110,618)	—	—	140,221,569
MFS Mid Cap Value Portfolio	798,690	7,509,181	618,435	140,446,070
MFS New Discovery Series	(43,349)	—	—	30,257,760
MFS New Discovery Value Portfolio	(158,597)	845,495	21,280	30,283,247
MFS Research Bond Series	—	—	—	236,608,608
MFS Research International Portfolio	53,601	—	—	140,808,646
MFS Research Series	(71,620)	—	—	159,456,658
MFS Value Portfolio	5,867,228	4,724,531	1,823,800	—
MFS Value Series	(876,169)	—	—	179,252,499
SC AllianceBernstein International Value Fund	(5,915,203)	—	2,281,074	—
SC BlackRock International Index Fund	701	423,558	2,295,571	—
SC BlackRock Large Cap Index Fund	(4,667,285)	9,095,899	1,837,847	—
SC BlackRock Small Cap Index Fund	(358,787)	887,287	119,963	—
SC Davis Venture Value Fund	449,259	18,133,858	1,432,029	—
SC Ibboston Tactical Opportunities Fund	1,457,060	759,839	6,388,677	—
SC Invesco Small Cap Growth Fund	467,952	4,533,549	—	—
SC Lord Abbett Growth & Income Fund	(157,498)	14,682,506	940,302	—
SC PIMCO High Yield Fund	202,820	3,845,595	3,746,864	—
SC PIMCO Total Return Fund	5,473,193	6,796,793	5,443,314	—

19

MFS Moderate Allocation Portfolio

Notes to Financial Statements – continued

Underlying Affiliated Funds (k)	Realized Gain (Loss)	Capital Gain Distributions (l)	Dividend Income (l)(m)	Ending Value
SC WMC Blue Chip Mid Cap Fund	2,328,549	15,224,585	474,617	—
SC WMC Large Cap Growth Fund	5,192,882	17,464,190	1,208,208	—
Sun Capital Investment Grade Bond Fund	3,816,591	8,316,012	3,746,239	—
	$22,071,559	$121,589,816	$38,248,339	$1,990,140,801

(k)	Certain underlying affiliated fund names were changed after the close of business on December 7, 2012:

New fund name:	Former fund name:
MFS Blended Research Small Cap Equity Portfolio	SC BlackRock Small Cap Index
MFS Global Real Estate Portfolio	Sun Capital Global Real Estate
MFS Inflation Adjusted Bond Portfolio	SC BlackRock Inflation Protected Bond
MFS Limited Maturity Portfolio	SC Goldman Sachs Short Duration
MFS Mid Cap Value Portfolio	SC Goldman Sachs Mid Cap Value
MFS New Discovery Value Portfolio	SC Columbia Small Cap Value Fund

(l)	The acquisition shares include shares received by the successor funds and disposition shares include shares contributed by the acquired funds after the close of business on December 7, 2012 in the reorganization of certain Sun Capital Advisors Trust funds into certain MFS Variable Insurance Trust I and MFS Variable Insurance Trust II funds as follows:

Acquired Funds:	Successor Funds:
SC WMC Large Cap Growth Fund	MFS Growth Series
SC Davis Venture Value	MFS Research Series
SC WMC Blue Chip Mid Cap Fund	MFS Mid Cap Growth Series
SC Invesco Small Cap Growth Fund	MFS New Discovery Series
Sun Capital Investment Grade Bond Fund	MFS Research Bond Series
SC PIMCO Total Return Fund	MFS Research Bond Series
SC Lord Abbett Growth & Income Fund	MFS Value Series
SC PIMCO High Yield Fund	MFS High Yield Portfolio

(m)	The disposition shares include shares of funds of the Sun Capital Advisors Trust which liquidated as of the close of business on December 7, 2012 for the following funds:

Liquidating Funds:
SC AllianceBernstein International Value Fund
SC BlackRock International Index Fund
SC BlackRock Large Cap Index Fund
SC Ibbotson Tactical Opportunities Fund

20

MFS Moderate Allocation Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisors Trust) and the Shareholders of MFS Moderate Allocation Portfolio (formerly SC Ibbotson Balanced Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Moderate Allocation Portfolio (the “Fund”) (formerly SC Ibbotson Balanced Fund) (one of the series comprising MFS Variable Insurance Trust III formerly Sun Capital Advisers Trust) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Moderate Allocation Portfolio (formerly SC Ibbotson Balanced Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

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MFS Moderate Allocation Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Moderate Allocation Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Moderate Allocation Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	Number of Shares
	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.635	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
148,321,328.080	4,205,739.432	5,740,861.325

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
144,750,286.583	6,149,061.011	7,368,581.244

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
144,295,105.644	6,568,655.841	7,404,167.352

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
146,942,922.993	4,149,520.280	7,175,485.566

22

MFS Moderate Allocation Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

23

MFS Moderate Allocation Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

24

MFS Moderate Allocation Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager Joseph Flaherty

25

MFS Moderate Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Moderate Allocation Portfolio (formerly SC Ibbotson Balanced Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

26

MFS Moderate Allocation Portfolio

Board Review of Investment Advisory Agreement – continued

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

27

MFS Moderate Allocation Portfolio

Board Review of Investment Advisory Agreement – continued

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

28

MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $53,225,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 31.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

29

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

30

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

31

ANNUAL REPORT

December 31, 2012

MFS® MID CAP VALUE

PORTFOLIO

(formerly SCSM Goldman Sachs Mid Cap Value Fund)

MFS® Variable Insurance Trust III

(formerly Sun Capital Advisers Trust)

VMC-ANN

MFS® MID CAP VALUE PORTFOLIO

(formerly SCSM Goldman Sachs Mid Cap Value Fund)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
CMS Energy Corp.	1.3%
Northeast Utilities	1.3%
Stanley Black & Decker, Inc.	1.2%
AmerisourceBergen Corp.	1.2%
Bunge Ltd.	1.2%
Delphi Automotive PLC	1.2%
J.M. Smucker Co.	1.1%
NVR, Inc.	1.1%
Spectra Energy Corp.	1.1%
Fifth Third Bancorp	1.1%

Equity sectors
Financial Services	22.1%
Utilities & Communications	11.4%
Consumer Staples	9.8%
Basic Materials	9.2%
Health Care	8.2%
Industrial Goods & Services	7.9%
Energy	7.8%
Technology	6.2%
Retailing	5.4%
Autos & Housing	4.7%
Leisure	3.1%
Special Products & Services	2.1%
Transportation	1.0%

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

MANAGEMENT REVIEW

Effective at the close of business December 7, 2012, Massachusetts Financial Services Company (“MFS”) became the investment adviser to the MFS Mid Cap Value Portfolio (formerly SC Goldman Sachs Mid Cap Value Fund) (“fund”) and Kevin Schmitz and Brooks Taylor became portfolio managers of the fund. The discussion below includes time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies. During the fourth quarter of 2012, as part of the transition of management of the fund to MFS, the fund’s portfolio holdings were repositioned to reflect the investment objective and strategies employed by MFS in managing the fund.

Summary of Results

For the twelve months ended December 31, 2012, Initial Class shares of the fund provided a total return of 16.38%, while Service Class shares of the fund provided a total return of 16.01%. These compare with a return of 18.51% over the same period for the fund’s benchmark, the Russell Mid Cap Value Index.

Market Environment

The beginning of the period was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions. During this time, global equity valuations rose, credit spreads contracted, and high-quality sovereign yields increased modestly.

During the middle of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the second half of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, as we moved toward year end, the fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline.

Detractors from Performance

Weak stock selection in both the consumer discretionary and consumer staples sectors detracted from performance relative to the Russell Mid Cap Value Index. Within the consumer discretionary sector, the fund’s holdings of home furnishings company Tempur-Pedic International (b)(h) weakened relative performance. The stock plummeted early in the reporting period due to increased competition, decreased sales, and weak consumer demand for the company’s new Cloud Supreme product line. Within the consumer staples sector, the fund’s overweight position in shares of poor-performing prepared foods company Tyson Foods (h) also hurt.

Elsewhere, the fund’s holdings of health care provider Humana (h) and electric power company Entergy (h) dampened relative performance. Shares of Humana declined during the reporting period as a result of lower earnings and higher operating costs due to increased clinical, provider, and infrastructure spending. Management cited an increase in patient benefits paid out by the company during the reporting period as the primary drag on earnings. The timing of the fund’s ownership in shares of wireless service provider Sprint Nextel (h), which outperformed the benchmark over the reporting period, also weakened relative returns.

Contributors to Performance

Stock selection in the energy sector was a primary contributor to relative performance. The fund’s holdings of strong-performing oil and gas companies, Tesoro (h) and HollyFrontier, benefited relative returns. Shares of Tesoro spiked late in the period due to increased oil production in the Pacific Northwest and decreased manufacturing and operating costs. Management’s decision to increase the company’s dividend by twenty five percent during the period also helped bolster the stock’s performance.

Individual securities in other sectors that were among the fund’s top relative contributors included wine maker Constellation Brands (h), biotechnology firm Alexion Pharmaceuticals (b)(h), and insurance company First American Financial (b)(h). Shares of Constellation Brands rose as the company announced strong revenues, increased market share, and the completion of their acquisition of Crown Imports during the reporting period.

3

MFS Mid Cap Value Portfolio

Management Review – continued

Respectfully,

Kevin Schmitz	Brooks Taylor
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

MFS Mid Cap Value Portfolio

PERFORMANCE SUMMARY THROUGH 12/31/12

The following chart illustrates the historical performance of the fund in comparison to its benchmark(s). Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your units, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a contract holder would pay on fund distributions or the redemption of contract units. The returns for the fund shown also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts. Such expenses would reduce the overall returns shown.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 12/31/12

Average annual total returns

Share Class	Class inception date	1-yr	Life (t)
Initial Class	3/07/08	16.38%	5.26%
Service Class	3/07/08	16.01%	4.97%

Comparative benchmark
Russell Midcap Value Index (f)		18.51%	6.25%

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

Benchmark Definition

Russell Midcap Value Index – constructed to provide a comprehensive barometer for value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Performance prior to the close of business on December 7, 2012 reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

5

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

July 1, 2012 through December 31, 2012

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
Initial Class	Actual	1.01%	$1,000.00	$1,072.19	$5.26
	Hypothetical (h)	1.01%	$1,000.00	$1,020.06	$5.13
Service Class	Actual	1.27%	$1,000.00	$1,070.81	$6.61
	Hypothetical (h)	1.27%	$1,000.00	$1,018.75	$6.44

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.83% for the Initial Class shares and 1.08% for the Service Class shares; the actual expenses paid during the period would have been approximately $4.32 for the Initial Class shares and $5.62 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $4.22 for the Initial Class shares and $5.48 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 12/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.9%
Aerospace – 0.9%
Precision Castparts Corp.	16,300	$3,087,545

Airlines – 0.3%
United Continental Holdings, Inc. (a)	48,200	$1,126,915

Apparel Manufacturers – 2.4%
Guess?, Inc.	78,380	$1,923,444
Hanesbrands, Inc. (a)	85,550	3,064,400
PVH Corp.	15,850	1,759,508
VF Corp.	10,860	1,639,533

		$8,386,885

Automotive – 1.8%
Delphi Automotive PLC (a)	108,690	$4,157,392
Lear Corp.	49,180	2,303,590

		$6,460,982

Broadcasting – 0.8%
Interpublic Group of Companies, Inc.	265,370	$2,924,376

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	25,700	$3,344,854
Evercore Partners, Inc.	36,600	1,104,953
GFI Group, Inc.	348,194	1,128,148
NASDAQ OMX Group, Inc.	132,669	3,318,052
TD Ameritrade Holding Corp.	115,430	1,940,378

		$10,836,385

Business Services – 1.8%
Brenntag AG	13,833	$1,817,349
Dun & Bradstreet Corp.	24,100	1,895,465
Fiserv, Inc. (a)	32,980	2,606,409

		$6,319,223

Cable TV – 0.4%
Dish Network Corp., “A”	40,210	$1,463,644

Chemicals – 1.7%
Celanese Corp.	77,170	$3,436,380
LyondellBasell Industries N.V., “A”	44,340	2,531,371

		$5,967,751

Computer Software – 2.0%
Check Point Software Technologies Ltd. (a)	54,150	$2,579,706
Fair Isaac Corp.	36,740	1,544,182
Parametric Technology Corp. (a)	40,280	906,703
Symantec Corp. (a)	117,030	2,201,334

		$7,231,925

Computer Software – Systems – 1.4%
Ingram Micro, Inc., “A” (a)	138,440	$2,342,405
Xerox Corp.	398,640	2,718,725

		$5,061,130

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 2.4%
NVR, Inc. (a)	4,340	$3,992,800
Stanley Black & Decker, Inc.	59,580	4,407,133

		$8,399,933

Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	37,870	$2,519,870
Newell Rubbermaid, Inc.	136,150	3,032,061

		$5,551,931

Consumer Services – 0.3%
H&R Block, Inc.	65,570	$1,217,635

Containers – 3.4%
Ball Corp.	56,110	$2,510,923
Bemis Co., Inc.	66,980	2,241,151
Greif, Inc., “A”	56,640	2,520,480
Owens-Illinois, Inc. (a)	71,680	1,524,634
Packaging Corp. of America	38,400	1,477,248
Sealed Air Corp.	106,070	1,857,286

		$12,131,722

Electrical Equipment – 3.0%
Amphenol Corp., “A”	24,670	$1,596,149
Pentair Ltd.	39,290	1,931,104
Sensata Technologies Holding B.V. (a)	61,080	1,983,878
Tyco International Ltd.	128,560	3,760,380
WESCO International, Inc. (a)	19,100	1,287,913

		$10,559,424

Electronics – 2.8%
Altera Corp.	88,140	$3,035,542
Analog Devices, Inc.	62,980	2,648,939
Microchip Technology, Inc.	97,020	3,161,882
Ultratech, Inc. (a)	32,790	1,223,067

		$10,069,430

Energy – Independent – 4.8%
Berry Petroleum Corp., “A”	43,720	$1,466,806
Cabot Oil & Gas Corp.	61,250	3,046,575
CONSOL Energy, Inc.	44,280	1,421,388
EQT Corp.	46,660	2,752,007
Noble Energy, Inc.	34,880	3,548,691
QEP Resources, Inc.	75,240	2,277,515
SM Energy Co.	32,670	1,705,701
Unit Corp. (a)	19,710	887,936

		$17,106,619

Engineering – Construction – 0.6%
Fluor Corp.	37,940	$2,228,596

Food & Beverages – 6.7%
Bunge Ltd.	57,980	$4,214,566
Campbell Soup Co.	68,960	2,406,014
Coca-Cola Enterprises, Inc.	114,520	3,633,720

7

MFS Mid Cap Value Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Dr Pepper Snapple Group, Inc.	48,010	$2,121,082
Ingredion, Inc.	55,040	3,546,227
J.M. Smucker Co.	46,790	4,035,170
McCormick & Co., Inc.	15,820	1,005,045
Mead Johnson Nutrition Co., “A”	14,310	942,886
Tate & Lyle PLC	147,430	1,828,179

		$23,732,889

Gaming & Lodging – 0.5%
Wynn Resorts Ltd.	15,060	$1,694,099

General Merchandise – 0.5%
Kohl’s Corp.	39,500	$1,697,710

Health Maintenance Organizations – 0.3%
Centene Corp. (a)	24,530	$1,005,730

Insurance – 6.8%
Allied World Assurance Co.	41,440	$3,265,472
Aon PLC	57,000	3,169,200
Everest Re Group Ltd.	30,390	3,341,381
Genworth Financial, Inc. (a)	126,990	953,695
Hanover Insurance Group, Inc.	49,930	1,934,288
Hartford Financial Services Group, Inc.	65,570	1,471,391
Protective Life Corp.	69,920	1,998,314
Prudential Financial, Inc.	37,220	1,984,943
Symetra Financial Corp.	146,560	1,902,349
Unum Group	87,130	1,814,047
Validus Holdings Ltd.	71,500	2,472,470

		$24,307,550

Leisure & Toys – 1.4%
Activision Blizzard, Inc.	102,030	$1,083,559
Hasbro, Inc.	35,390	1,270,501
Mattel, Inc.	71,780	2,628,584

		$4,982,644

Machinery & Tools – 2.7%
Cummins, Inc.	27,370	$2,965,540
Eaton Corp. PLC	62,420	3,383,164
Joy Global, Inc.	23,280	1,484,798
Kennametal, Inc.	43,560	1,742,400

		$9,575,902

Major Banks – 3.8%
Comerica, Inc.	95,520	$2,898,077
Huntington Bancshares, Inc.	398,690	2,547,629
KeyCorp	418,830	3,526,549
Regions Financial Corp.	333,460	2,374,235
State Street Corp.	46,300	2,176,563

		$13,523,053

Medical & Health Technology & Services – 2.1%
AmerisourceBergen Corp.	97,890	$4,226,890
Health Management Associates, Inc., “A” (a)	230,430	2,147,608
Universal Health Services, Inc.	24,100	1,165,235

		$7,539,733

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 5.0%
Analogic Corp.	15,180	$1,127,874
Cooper Cos., Inc.	25,000	2,312,000
Covidien PLC	33,440	1,930,826
DENTSPLY International, Inc.	91,000	3,604,510
Pall Corp.	11,450	689,977
PerkinElmer, Inc.	98,520	3,127,025
St. Jude Medical, Inc.	64,220	2,320,911
Teleflex, Inc.	36,260	2,585,701

		$17,698,824

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	25,250	$973,640
Iluka Resources Ltd.	104,506	1,012,741

		$1,986,381

Natural Gas – Distribution – 2.3%
AGL Resources, Inc.	56,810	$2,270,696
NorthWestern Corp.	58,010	2,014,687
Spectra Energy Corp.	145,460	3,982,695

		$8,268,078

Oil Services – 2.7%
Cameron International Corp. (a)	35,640	$2,012,234
Dresser-Rand Group, Inc. (a)	61,000	3,424,540
Ensco PLC, “A”	54,740	3,244,987
Superior Energy Services, Inc. (a)	51,270	1,062,314

		$9,744,075

Other Banks & Diversified Financials – 5.0%
Brookline Bancorp, Inc.	130,440	$1,108,740
CapitalSource, Inc.	243,070	1,842,471
CIT Group, Inc. (a)	69,230	2,675,047
Discover Financial Services	78,200	3,014,610
Fifth Third Bancorp	250,340	3,802,665
SunTrust Banks, Inc.	105,730	2,997,446
Zions Bancorporation	103,580	2,216,612

		$17,657,591

Pharmaceuticals – 0.8%
Perrigo Co.	8,660	$900,900
Valeant Pharmaceuticals International, Inc. (a)	31,610	1,889,330

		$2,790,230

Pollution Control – 0.7%
Waste Connections, Inc.	79,460	$2,684,953

Railroad & Shipping – 0.7%
Kansas City Southern Co.	28,980	$2,419,250

Real Estate – 3.5%
Annaly Mortgage Management, Inc., REIT	121,620	$1,707,545
Big Yellow Group PLC, REIT	240,240	1,380,406
BioMed Realty Trust, Inc., REIT	139,120	2,689,190
DDR Corp., REIT	111,450	1,745,307
EPR Properties, REIT	56,710	2,614,898
Equity Lifestyle Properties, Inc., REIT	34,900	2,348,421

		$12,485,767

8

MFS Mid Cap Value Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 3.5%
Air Products & Chemicals, Inc.	21,960	$1,845,079
Airgas, Inc.	26,180	2,389,972
Akzo Nobel N.V.	24,920	1,644,397
FMC Corp.	60,670	3,550,408
Rockwood Holdings, Inc.	28,400	1,404,664
Symrise AG	49,655	1,777,503

		$12,612,023

Specialty Stores – 2.5%
Bed Bath & Beyond, Inc. (a)	41,670	$2,329,770
Children’s Place Retail Store, Inc. (a)	41,880	1,854,865
Express, Inc. (a)	171,040	2,580,994
Sally Beauty Holdings, Inc. (a)	44,320	1,044,622
Staples, Inc.	105,240	1,199,736

		$9,009,987

Telephone Services – 1.1%
Frontier Communications Corp.	140,440	$601,083
TDC A.S.	132,231	936,704
Windstream Corp.	271,720	2,249,842

		$3,787,629

Tobacco – 1.5%
Lorillard, Inc.	26,890	$3,137,256
Schweitzer-Mauduit International, Inc.	61,050	2,382,782

		$5,520,038

Utilities – Electric Power – 7.5%
AES Corp.	258,960	$2,770,872
Calpine Corp. (a)	96,360	1,747,007
CenterPoint Energy, Inc.	82,830	1,594,478
CMS Energy Corp.	188,430	4,593,923
DTE Energy Co.	45,710	2,744,886
Great Plains Energy, Inc.	153,920	3,126,115
Northeast Utilities	113,830	4,448,476
NRG Energy, Inc.	39,459	907,167
OGE Energy Corp.	31,300	1,762,503
Portland General Electric Co.	57,760	1,580,314
Wisconsin Energy Corp.	34,800	1,282,380

		$26,558,121

Utilities – Water – 0.3%
American Water Works Co., Inc.	26,540	$985,430

Total Common Stocks (Identified Cost, $335,394,032)		$348,399,738

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 1.0%
Automotive – 0.5%
General Motors Co.	38,900	$1,716,657

Utilities – Electric Power – 0.5%
PPL Corp.	34,973	$1,829,438

Total Convertible Preferred Stocks (Identified Cost, $3,434,615)		$3,546,095

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	3,233,894	$3,233,894

Total Investments (Identified Cost, $342,062,541)		$355,179,727

OTHER ASSETS, LESS LIABILITIES – 0.2%		691,865

Net Assets – 100.0%		$355,871,592

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/12
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $338,828,647)	$351,945,833
Underlying affiliated funds, at cost and value	3,233,894
Total investments, at value (identified cost, $342,062,541)	$355,179,727
Cash	9,783
Receivables for
Investments sold	863,119
Dividends	530,984
Other assets	3,993
Total assets		$356,587,606
Liabilities
Payable for fund shares reacquired	$646,675
Payable to affiliates
Investment adviser	29,400
Distribution and/or service fees	854
Accrued expenses and other liabilities	39,085
Total liabilities		$716,014
Net assets		$355,871,592
Net assets consist of
Paid-in capital	$282,448,748
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,117,540
Accumulated net realized gain (loss) on investments and foreign currency	56,123,088
Undistributed net investment income	4,182,216
Net assets		$355,871,592
Shares of beneficial interest outstanding		40,697,514

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$324,321,749	37,075,024	$8.75
Service Class	31,549,843	3,622,490	8.71

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 12/31/12
Net investment income
Income
Dividends	$6,827,503
Interest	10,866
Dividends from underlying affiliated funds	457
Foreign taxes withheld	(1,181)
Total investment income		$6,837,645
Expenses
Management fee	$174,809
Unified management fee	2,379,973
Distribution and service fees	79,433
Administrative services fee	2,450
Independent Trustees’ compensation	11,172
Custodian fee	2,621
Shareholder communications	777
Audit and tax fees	2,248
Legal fees	2,783
Miscellaneous	2,536
Total expenses		$2,658,802
Net investment income		$4,178,843
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$55,589,712
Futures contracts	614,014
Foreign currency	3,390
Net realized gain (loss) on investments and foreign currency		$56,207,116
Change in unrealized appreciation (depreciation)
Investments	$(19,536,426)
Futures contracts	(42,760)
Translation of assets and liabilities in foreign currencies	354
Net unrealized gain (loss) on investments and foreign currency translation		$(19,578,832)
Net realized and unrealized gain (loss) on investments and foreign currency		$36,628,284
Change in net assets from operations		$40,807,127

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

For years ended 12/31	2012	2011
Change in net assets
From operations
Net investment income	$4,178,843	$3,216,471
Net realized gain (loss) on investments and foreign currency	56,207,116	29,767,551
Net unrealized gain (loss) on investments and foreign currency translation	(19,578,832)	(26,264,879)
Change in net assets from operations	$40,807,127	$6,719,143
Distributions declared to shareholders
From net investment income	$(2,412,337)	$(2,809,100)
From net realized gain on investments	(30,317,736)	(23,343,804)
Total distributions declared to shareholders	$(32,730,073)	$(26,152,904)
Change in net assets from fund share transactions	$110,272,455	$(14,843,091)
Total change in net assets	$118,349,509	$(34,276,852)
Net assets
At beginning of period	237,522,083	271,798,935
At end of period (including undistributed net investment income of $4,182,216 and $3,216,457, respectively)	$355,871,592	$237,522,083

See Notes to Financial Statements

12

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Years ended 12/31
	2012	2011	2010	2009	2008 (c)
Net asset value, beginning of period	$8.66	$9.45	$7.93	$6.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.12	$0.12	$0.11	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.27	0.06	1.61	1.68	(3.06)
Total from investment operations	$1.43	$0.18	$1.73	$1.79	$(3.01)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)	$—	$(0.08)	$(0.06)
From net realized gain on investments	(1.24)	(0.87)	(0.21)	(0.71)	—
Total distributions declared to shareholders	$(1.34)	$(0.97)	$(0.21)	$(0.79)	$(0.06)
Net asset value, end of period (x)	$8.75	$8.66	$9.45	$7.93	$6.93
Total return (%) (k)(r)(s)(x)	16.38	2.47	22.13	25.68	(30.07	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.06	1.06	1.06	1.08	(a)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	1.07	(a)
Net investment income	1.72	1.23	1.41	1.45	2.10	(a)
Portfolio turnover	229	50	65	159	90	(n)
Net assets at end of period (000 omitted)	$324,322	$207,483	$245,161	$190,461	$6,496

See Notes to Financial Statements

13

MFS Mid Cap Value Portfolio

Financial Highlights – continued

Service Class	Years ended 12/31
	2012	2011	2010	2009	2008 (c)
Net asset value, beginning of period	$8.63	$9.41	$7.93	$6.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13	$0.10	$0.10	$0.09	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.27	0.07	1.59	1.68	(3.09)
Total from investment operations	$1.40	$0.17	$1.69	$1.77	$(3.02)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$—	$(0.06)	$(0.05)
From net realized gain on investments	(1.24)	(0.87)	(0.21)	(0.71)	—
Total distributions declared to shareholders	$(1.32)	$(0.95)	$(0.21)	$(0.77)	$(0.05)
Net asset value, end of period (x)	$8.71	$8.63	$9.41	$7.93	$6.93
Total return (%) (k)(r)(s)(x)	16.01	2.34	21.62	25.38	(30.21	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	1.31	1.31	1.31	1.32	(a)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	1.32	(a)
Net investment income	1.38	1.02	1.18	1.15	1.65	(a)
Portfolio turnover	229	50	65	159	90	(n)
Net assets at end of period (000 omitted)	$31,550	$30,039	$26,638	$18,699	$4,452

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, March 7, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Mid Cap Value Portfolio (formerly SC Goldman Sachs Mid Cap Value Fund) (the fund) is a series of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the trust elected new Trustees and approved, an amendment to the trust’s Declaration of Trust. In addition, shareholders of the fund approved, among other things the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the commencement of the new Trustees’ term and the approvals of the amendment to the trust’s Declaration of Trust and the investment advisory agreement with MFS was the close of business on December 7, 2012. The following actions also became effective as of the close of business on December 7, 2012: (i) the fund changed it name to MFS Mid Cap Value Portfolio; (ii) the trust changed its name to MFS Variable Insurance Trust III; (iii) the then serving Trustees and officers of the fund resigned; (iv) the newly appointed officers took office; (v) all of the existing agreements with the fund’s service providers, including its investment advisory agreement with Sun Capital Advisers LLC (Sun Capital) and its investment sub-advisory agreement with Goldman Sachs Asset Management were terminated; and (vi) the fund entered into new agreements with service providers, including a new administrative services agreement with MFS, a new distribution agreement with MFS Fund Distributors, Inc., and a new shareholder servicing agreement with MFS Service Center, Inc. State Street Bank and Trust Company continues to provide custody, fund accounting and securities lending services to the fund, but no longer serves as the fund’s administrator or transfer agent.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the FASB issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements – continued

valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$337,079,519	$—	$—	$337,079,519
Germany	1,777,503	1,817,348	—	3,594,851
United Kingdom	—	3,208,585	—	3,208,585
Israel	2,579,706	—	—	2,579,706
Canada	1,889,330	—	—	1,889,330
Netherlands	—	1,644,397	—	1,644,397
Australia	—	1,012,741	—	1,012,741
Denmark	936,704	—	—	936,704
Mutual Funds	3,233,894	—	—	3,233,894
Total Investments	$347,496,656	$7,683,071	$—	$355,179,727

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. At December 31, 2012, the fund did not have any outstanding derivative instruments.

16

MFS Mid Cap Value Portfolio

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$614,014

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(42,760)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

17

MFS Mid Cap Value Portfolio

Notes to Financial Statements – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement commencing on the close of business on December 7, 2012 that measures the value of cash deposited with the custodian by the fund. From the close of business on December 7, 2012 through December 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	12/31/12	12/31/11
Ordinary income (including any short-term capital gains)	$6,721,547	$11,204,440
Long-term capital gains	26,008,526	14,948,464
Total distributions	$32,730,073	$26,152,904

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$342,151,866
Gross appreciation	15,544,878
Gross depreciation	(2,517,017)
Net unrealized appreciation (depreciation)	$13,027,861
Undistributed ordinary income	18,151,881
Undistributed long-term capital gain	42,242,748
Other temporary differences	354

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 12/31/12	Year ended 12/31/11	Year ended 12/31/12	Year ended 12/31/11
Initial Class	$2,154,247	$2,530,062	$26,157,389	$20,477,095
Service Class	258,090	279,038	4,160,347	2,866,709
Total	$2,412,337	$2,809,100	$30,317,736	$23,343,804

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

18

MFS Mid Cap Value Portfolio

Notes to Financial Statements – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFS $174,809 for these services.

Prior to the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser and received a unified management fee from the fund under an investment advisory and management agreement on a monthly basis. Out of the fund’s unified management fee, Sun Capital paid for all of the ordinary expenses of managing the fund. The unified management fee was calculated at an annual rate of 1.05% of the fund’s average daily net assets.

Prior to the close of business on December 7, 2012, Sun Capital engaged Goldman Sachs Asset Management, L.P. to serve as the fund’s sub-adviser. The fund was not responsible for paying the sub-advisory fee. Sun Capital paid Goldman Sachs Asset Management, L.P. at the annual rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. From the close of business on December 7, 2012 through December 31, 2012 the fund paid MFD $5,149 for these services. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Prior to the close of business on December 7, 2012, distribution and service fees of $74,283 were paid to the fund’s principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and an affiliate of MFS. The fees payable by the fund to Clarendon under the trust’s distribution plan were accrued daily at a rate with respect to the fund which were not to exceed 0.25% of the fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon used the service and distribution fees to compensate Sun Life (U.S.) and Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

Shareholder Servicing Agent – Effective after the close of business on December 7, 2012, the fund changed its shareholder servicing provider from an unaffiliated provider to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the period after the close of business on December 7, 2012 through December 31, 2012, the fund did not pay MFSC a fee for this service. Effective January 1, 2013, the fund will be charged a shareholder servicing fee by MFSC.

Administrator – Effective after the close of business on December 7, 2012, the fund changed its administrative service provider from an unaffiliated provider to MFS. MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. From the close of business on December 7, 2012 through December 31, 2012, the fund was charged a fee based on average daily net assets. Effective January 1, 2013, the fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred from the close of business December 7, 2012 through December 31, 2012 was $2,450 which equated to an annual effective rate of 0.01% of the fund’s average daily net assets.

19

MFS Mid Cap Value Portfolio

Notes to Financial Statements – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay compensation to independent Trustees.

Prior to the close of business on December 7, 2012, each former independent Trustee of the fund was compensated by the fund. The aggregate remuneration paid to the former independent Trustees for the period January 1, 2012 through the close of business on December 7, 2012 was $11,172, including out of pocket expenses. The fund did not pay compensation directly to those of its former Trustees or former officers who were affiliated with Sun Capital, or its affiliates, all of whom received remuneration for their services to the fund from Sun Capital, or its affiliates. Certain former officers and former Trustees of the fund were also officers and directors of Sun Capital, and/or other companies affiliated with Sun Capital.

Other – Effective after the close of business on December 7, 2012 the fund entered into services agreements (the Agreements) that were previously entered into by certain other funds managed by MFS (together with the fund, the funds) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. From the close of business on December 7, 2012 through December 31, 2012, the fund did not pay Tarantino LLC and Griffin Compliance LLC a fee for this service. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $655,934,953 and $574,596,461, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	15,005,788	$127,367,365	3,026,010	$28,898,092
Service Class	463,547	4,250,076	1,309,707	12,592,127
	15,469,335	$131,617,441	4,335,717	$41,490,219
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,202,674	$28,311,636	2,795,523	$23,007,157
Service Class	501,525	4,418,437	383,628	3,145,747
	3,704,199	$32,730,073	3,179,151	$26,152,904
Shares reacquired
Initial Class	(5,082,708)	$(46,617,562)	(7,824,114)	$(73,195,153)
Service Class	(823,680)	(7,457,497)	(1,041,972)	(9,291,061)
	(5,906,388)	$(54,075,059)	(8,866,086)	$(82,486,214)
Net change
Initial Class	13,125,754	$109,061,439	(2,002,581)	$(21,289,904)
Service Class	141,392	1,211,016	651,363	6,446,813
	13,267,146	$110,272,455	(1,351,218)	$(14,843,091)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 39%, 14%, and 11%, respectively, of the value of outstanding voting shares of the fund.

20

MFS Mid Cap Value Portfolio

Notes to Financial Statements – continued

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes, primarily to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread.

Prior to the close of business December 7, 2012 the fund had entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. Interest was charged to each fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the participating funds based on net assets at the end of each calendar quarter. For the period January 1, 2012 through the close of business on December 7, 2012, the fund’s commitment fee and interest expense were $563 and $23, respectively, and are included in “Unified management fee” expense in the Statement of Operations.

The fund had no significant borrowings during the year.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	9,435,124	(6,201,230)	3,233,894

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$457	$3,233,894

21

MFS Mid Cap Value Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Variable Insurance Trust III (formerly Sun Capital Advisers Trust) and the Shareholders of

MFS Mid Cap Value Portfolio (formerly SC Goldman Sachs Mid Cap Value Fund):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Value Portfolio (the “Fund”) (formerly SC Goldman Sachs Mid Cap Value Fund) (one of the series comprising MFS Variable Insurance Trust III formerly Sun Capital Advisers Trust) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Portfolio (formerly SC Goldman Sachs Mid Cap Value Fund) as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

22

MFS Mid Cap Value Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Mid Cap Value Portfolio, which was held on November 26, 2012, the following actions were taken for which shareholders of all series of MFS Variable Insurance Trust III voted together with respect to Item 1 and Item 3 and shareholders of MFS Mid Cap Value Portfolio voted separately with respect to Items 2 and 4:

Item 1: To elect a Board of Trustees:

	For	Withheld Authority
Robert E. Butler	1,046,152,125.485	29,669,181.313
Maureen R. Goldfarb	1,046,204,837.365	29,616,469.163
David H. Gunning	1,046,383,053.928	29,438,252.870
William R. Gutow	1,045,038,932.160	30,782,374.638
Michael Hegarty	1,046,243,082.836	29,578,223.962
John P. Kavanaugh	1,047,174,711.283	28,646,595.515
Robert J. Manning	1,046,946,209.114	28,875,097.684
J. Dale Sherratt	1,045,934,644.985	29,886,661.813
Laurie J. Thomsen	1,045,885,192.943	29,936,113.855
Robert W. Uek	1,046,955,842.217	28,865,464.581

Item 2: To approve a new investment advisory agreement with MFS:

Number of Shares
For	Against	Withheld Authority
23,135,547.235	700,089.263	704,184.233

Item 3: To approve an amendment to the Trust’s Declaration of Trust:

Number of Shares
For	Against	Withheld Authority
1,015,037,953.377	25,668,609.271	35,114,744.151

Item 4.a: To approve revisions to, or elimination of, fundamental investment restrictions regarding industry concentration:

Number of Shares
For	Against	Withheld Authority
22,597,563.733	1,033,117.407	909,139.591

Item 4.b: To amend fundamental investment restrictions regarding purchases or sales of real estate and commodities:

Number of Shares
For	Against	Withheld Authority
22,702,975.145	929,948.400	906,897.187

Item 4.c: To approve revisions to, or elimination of, fundamental investment restrictions regarding diversification:

Number of Shares
For	Against	Withheld Authority
22,872,386.130	800,958.250	866,476.352

23

MFS Mid Cap Value Portfolio

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor; Rouse Properties Inc. (real estate), Director	N/A

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

24

MFS Mid Cap Value Portfolio

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

25

MFS Mid Cap Value Portfolio

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	Custodian State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Managers Kevin Schmitz Brooks Taylor

26

MFS Mid Cap Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

At a special meeting of shareholders of the MFS Mid Cap Value Portfolio (formerly SC Goldman Sachs Mid Cap Value Fund) (the “fund”), which was held on November 26, 2012, the shareholders approved a new investment advisory agreement between MFS and the trust on behalf of the fund (the “MFS Agreement”) based on the recommendation of the Board of Trustees. At its August 14, 2012 meeting, the Board of Trustees approved, and recommended for shareholder approval, the MFS Agreement for an initial one-year term. The following includes a description of the factors that the Board of Trustees considered and the conclusions that formed the basis of their approval of the MFS Agreement.

BOARD APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM AllianceBernstein International Value Fund

SCSM BlackRock Inflation Protected Bond Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Goldman Sachs Short Duration Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

The trust’s Board approved the MFS Agreement as to each of the above-referenced funds for an initial one-year term at an in-person meeting held on August 14, 2012. In terms of the process that the Trustees followed prior to approving the MFS Agreement, Owners should know that:

•

At present, five of the trust’s seven Trustees, including the Board’s chairman, are independent of both Sun Capital, which currently serves as investment adviser to each of the funds, and MFS, which is proposed to be the new adviser to each fund (“Independent Trustees”).

•

In connection with the Board’s contract review, the Independent Trustees met on multiple occasions to discuss and consider contract review matters, and were advised by, and held private meetings with, their independent legal counsel.

•

The Board engaged in a thorough review of each fund’s investment advisory arrangements and agreement(s). In this connection, the Board reviewed a wide range of materials furnished at the Board’s request by Sun Capital and MFS prior to reaching these decisions.

The Board considered the MFS Agreement as part of its review of a broader set of proposals concerning a strategic plan for the trust and ultimately the transition and integration plan involving the trust and MFS that is described under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012. This included all of the considerations relating to the impact on the trust and the funds of the decision by Sun Life Financial that its affiliates should cease sales of new variable contracts.

As discussed under “Background” in the proxy statement filed with the U.S. Securities and Exchange Commission on October 9, 2012, the Board concluded that in light of these circumstances the transition of responsibility for management of the funds from Sun Capital to MFS and the integration of the trust into the MFS funds was in the best interests of the funds and their shareholders and Owners.

In determining to approve the MFS Agreement, the Board considered all factors that it believed relevant to the interests of the funds and Owners, including but not limited to:

•

Fees and expenses. The investment advisory fee schedules proposed for each fund, including (i) comparative information provided by Lipper regarding investment advisory fee rates paid to other advisers by similar funds; and (ii) fee rates proposed to

27

MFS Mid Cap Value Portfolio

Board Review of Investment Advisory Agreement – continued

be paid to MFS by each fund, in each case, relative to (i) those currently paid by the funds to Sun Capital and (ii) those paid by similar funds and institutional accounts advised by MFS. The Board also received and considered information regarding the differences in the type and level of services required for the funds and institutional accounts more generally. The Board noted that in the case of each of the SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund, Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, the fee rates proposed to be payable to MFS were lower than those currently payable to Sun Capital. The Board noted that in the case of SC BlackRock Small Cap Index Fund, the small proposed increase in fee from 0.375% on assets between $0 and $500 million and 0.35% on assets over $500 million to 0.40% on all assets reflected the transition of this fund’s investment approach by MFS from a passive index strategy to an actively managed strategy requiring significantly greater expertise and effort. The Board noted that the proposed fee payable to MFS for each remaining fund was the same as the fee currently payable to Sun Capital. Taking into account the foregoing, the Board concluded that the proposed fee schedules for each fund represent reasonable compensation in light of the nature, extent and quality of the investment services to be provided to such fund by MFS.

•

Economies of scale. The extent to which economies of scale would be realized as each fund grows. In this regard, the Board observed that the advisory fees proposed to be charged to certain funds contain breakpoints, whereas the fees proposed to be charged to other funds do not. The Board concluded that, to the extent economies of scale exist in the management of a fund at its current asset level, each fund’s proposed fee schedule represents an appropriate sharing of such economies of scale between the fund and MFS.

•

Profitability; Other benefits to MFS. The costs of the services to be provided, and profits to be realized, by MFS and its affiliates from their relationship with each fund. Because the MFS Agreement has not yet taken effect, the Board was unable to consider any historical profitability information regarding MFS’ management of the funds. The Independent Trustees did receive and consider information regarding the historical profitability levels of Sun Capital with respect to each fund, as well as information regarding MFS’ overall profitability with respect to its management of the MFS funds. The Board also considered other potential benefits to MFS and its affiliates from their relationships with the funds. The Board concluded that each fund’s investment advisory fee schedule represented reasonable compensation for the services to be provided to each fund.

•

Investment performance. The investment performance of MFS in managing similar funds or other accounts including similar strategies, both absolute and relative to various benchmarks and industry peer groups, including comparative information provided by Lipper regarding each fund’s performance relative to other similar funds. In this regard, the Board noted MFS’ strong investment performance across a broad range of strategies and time periods.

•

Nature, quality and extent of services. The nature, scope and quality of the services that MFS would provide to the funds. In this regard, the Board considered, among other things, MFS’ personnel (including particularly those personnel who would have responsibilities for providing services to the funds), resources, policies and investment processes. The Board considered that the types of services to be provided under the investment advisory agreements were comparable to those typically found in agreements of such type. In this regard, the Board concluded that the quality and range of services to be provided by MFS should benefit each fund.

•

Brokerage practices. The practices of MFS regarding the selection and compensation of brokers and dealers to execute portfolio transactions for the funds, including the brokers’ and dealers’ provision of brokerage and research services to MFS.

•

Compliance. MFS’ commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered MFS’ commitment of attention and resources to compliance functions relevant to the funds’ operations.

After due consideration of these and other factors that it considered relevant, the Board determined to approve the MFS Agreement as to each fund and concluded that the approval of such agreement was in the best interest of the fund and the Owners and recommended that the funds’ shareholders vote for their approval and that Owners instruct Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) that they vote for their approval. In reaching this conclusion, the Board did not give particular weight to any single factor noted above. The Board considered these and other factors over the course of multiple meetings, certain of which were held in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the MFS Agreement as to each fund.

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of the MFS web site (mfs.com).

28

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-225-2606 or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios – VIT III” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the $28,610,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 66.89% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

29

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

30

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

31

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. Effective close of business December 7, 2012, the Registrant amended and restated its Code of Ethics as that term is defined in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of each of the former Code of Ethics and the amended and restated Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

For the period January 1, 2012 through close of business December 7, 2012, the Registrant’s Board of Trustees had determined that the Registrant had at least one financial expert, Michael P. Castellano, serving on its Audit Committee. Mr. Castellano was considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Effective close of business December 7, 2012, Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment advisers and to various entities either controlling, controlled by, or under common control with the Funds’ investment advisers that provided ongoing services to the Funds. Prior to the close of business on December 7, 2012, Sun Capital Advisers LLC (“Sun Capital”) served as the investment adviser for each series of the Registrant. Effective the close of business on December 7, 2012, Massachusetts Financial Services Company (“MFS”) provides investment advisory services to the series of the Registrant. For purposes of this Item 4, (i) entities either controlling, controlled by, or under common control with Sun Capital that provided ongoing services to the Funds during the reporting period (other than MFS or any entity controlled by MFS) are hereinafter referred to as “Sun Capital Related Entities”, and (ii) entities either controlling, controlled by, or under common control with MFS that provided ongoing services to the Funds (other than Sun Capital or the Sun Capital Related Entities) during the reporting period are hereinafter referred to as “MFS Related Entities”. Fees for non-audit services billed by Deloitte for the 2011 fiscal year end do not include any fees billed to MFS and MFS Related Entities. Fees for non-audit services billed by Deloitte for the 2012 fiscal year end include fees billed to MFS and MFS Related Entities for the entire fiscal year.

For the fiscal years ended December 31, 2012 and 2011, audit fees billed to the Funds by Deloitte were as follows:

	Audit Fees
Fees billed by Deloitte:	2012	2011
MFS Blended Research Small Cap Equity Portfolio[4]	34,011	31,467
MFS Conservative Allocation Portfolio[4]	30,340	30,654
MFS Global Real Estate Portfolio[4]	35,944	33,621
MFS Growth Allocation Portfolio[4]	30,340	29,832
MFS Inflation-Adjusted Bond Portfolio[4]	61,259	61,118
MFS Limited Maturity Portfolio[4]	57,201	57,736
MFS Mid Cap Value Portfolio[4]	37,876	35,504
MFS Moderate Allocation Portfolio[4]	30,340	33,935
MFS New Discovery Value Portfolio[4]	34,205	30,893
SC AllianceBernstein International Value Fund[5]	1,103	42,656
SC BlackRock International Index Fund[5]	1,103	34,463
SC BlackRock Large Cap Index Fund[5]	1,103	31,111
SC Davis Venture Value Fund[6]	1,103	32,632
SC Ibbotson Tactical Opportunities Fund[5]	1,103	29,184

SC Invesco Small Cap Growth Fund[6]	1,103	30,750
SC Lord Abbett Growth & Income Fund[6]	1,103	33,279
SC PIMCO High Yield Fund[6]	1,100	56,628
SC PIMCO Total Return Fund[6]	3,710	116,428
SC WMC Blue Chip Mid Cap Fund[6]	1,103	31,409
SC WMC Large Cap Growth Fund[6]	1,103	31,517
Sun Capital Investment Grade Bond Fund[6]	1,103	32,390
Sun Capital Money Market Fund[5]	1,100	28,433
Total	368,456	875,640

For the fiscal years ended December 31, 2012 and 2011, fees billed by Deloitte for audit-related, tax and other services provided to the Funds were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
Fees billed by Deloitte:	2012	2011	2012	2011	2012	2011
MFS Blended Research Small Cap Equity Portfolio[4]	400	0	2,980	2,980	0	0
MFS Conservative Allocation Portfolio[4]	400	0	2,980	2,980	0	0
MFS Global Real Estate Portfolio[4]	400	0	3,340	3,340	0	0
MFS Growth Allocation Portfolio[4]	400	0	2,980	2,980	0	0
MFS Inflation-Adjusted Bond Portfolio[4]	400	0	2,980	2,980	0	0
MFS Limited Maturity Portfolio[4]	400	0	3,780	3,780	0	0
MFS Mid Cap Value Portfolio[4]	400	0	2,980	2,980	0	0
MFS Moderate Allocation Portfolio[4]	400	0	2,980	2,980	0	0
MFS New Discovery Value Portfolio[4]	400	0	2,980	2,980	0	0
SC AllianceBernstein International Value Fund[5]	0	0	5,780	3,780	0	0
SC BlackRock International Index Fund[5]	0	0	5,780	3,780	0	0
SC BlackRock Large Cap Index Fund[5]	0	0	4,980	2,980	0	0
SC Davis Venture Value Fund[6]	0	0	4,980	2,980	0	0
SC Ibbotson Tactical Opportunities Fund[5]	0	0	4,980	2,980	0	0
SC Invesco Small Cap Growth Fund[6]	0	0	4,980	2,980	0	0
SC Lord Abbett Growth & Income Fund[6]	0	0	4,980	2,980	0	0
SC PIMCO High Yield Fund[6]	0	0	5,780	3,780	0	0
SC PIMCO Total Return Fund[6]	0	0	5,780	3,780	0	0
SC WMC Blue Chip Mid Cap Fund[6]	0	0	4,980	2,980	0	0
SC WMC Large Cap Growth Fund[6]	0	0	4,980	2,980	0	0
Sun Capital Investment Grade Bond Fund[6]	0	0	4,980	2,980	0	0
Sun Capital Money Market Fund[5]	0	0	4,980	2,980	0	0
Total	3,600	0	95,920	69,920	0	0

For the fiscal years ended December 31, 2012 and 2011, there were no fees billed by Deloitte for audit-related, tax and other services relating directly to the operations and financial reporting of the Funds provided to Sun Capital and Sun Capital Related Entities.

For the fiscal years ended December 31, 2012 and 2011, fees billed by Deloitte for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
Fees billed by Deloitte:	2012	2011	2012	2011	2012	2011
To MFS and MFS Related Entities of MFS Blended Research Small Cap Equity Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS Conservative Allocation Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS Global Real Estate Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS Growth Allocation Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS Inflation-Adjusted Bond Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS Limited Maturity Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS Mid Cap Value Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS Moderate Allocation Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities of MFS New Discovery Value Portfolio*,4	1,135,274	N/A	0	N/A	0	N/A
To MFS and MFS Related Entities Related Entities of SC AllianceBernstein International Value Fund*,5	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC BlackRock International Index Fund*,5	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC BlackRock Large Cap Index Fund*,5	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC Davis Venture Value Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC Ibbotson Tactical Opportunities Fund*,5	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC Invesco Small Cap Growth Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC Lord Abbett Growth & Income Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC PIMCO High Yield Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC PIMCO Total Return Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A

To MFS and MFS Related Entities of SC WMC Blue Chip Mid Cap Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of SC WMC Large Cap Growth Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of Sun Capital Investment Grade Bond Fund*,6	N/A	N/A	N/A	N/A	N/A	N/A
To MFS and MFS Related Entities of Sun Capital Money Market Fund*,5	N/A	N/A	N/A	N/A	N/A	N/A

For the fiscal years ended December 31, 2012 and 2011, fees billed by Deloitte for audit-related, tax and other services provided to Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
Fees billed by Deloitte:	2012	2011	2012	2011	2012	2011
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Blended Research Small Cap Equity Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Conservative Allocation Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Global Real Estate Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Growth Allocation Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Inflation-Adjusted Bond Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Limited Maturity Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Mid Cap Value Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS Moderate Allocation Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of MFS New Discovery Value Portfolio**,4	1,135,274	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC AllianceBernstein International Value Fund**,5	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC BlackRock International Index Fund**,5	0	0	0	0	0	0

To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC BlackRock Large Cap Index Fund**,5	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC Davis Venture Value Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC Ibbotson Tactical Opportunities Fund**,5	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC Invesco Small Cap Growth Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC Lord Abbett Growth & Income Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC PIMCO High Yield Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC PIMCO Total Return Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC WMC Blue Chip Mid Cap Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of SC WMC Large Cap Growth Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of Sun Capital Investment Grade Bond Fund**,6	0	0	0	0	0	0
To Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities of Sun Capital Money Market Fund**,5	0	0	0	0	0	0

Aggregate fees for non-audit services:

	2012	2011
To MFS Blended Research Small Cap Equity Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,380	27,980
To MFS Conservative Allocation Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,380	27,980
To MFS Global Real Estate Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,740	28,340
To MFS Growth Allocation Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,380	27,980
To MFS Inflation-Adjusted Bond Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,380	27,980

To MFS Limited Maturity Portfolio, Sun Capital and Sun Capital Related Entities#,4	4,180	28,780
To MFS Mid Cap Value Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,380	27,980
To MFS Moderate Allocation Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,380	27,980
To MFS New Discovery Value Portfolio, Sun Capital and Sun Capital Related Entities#,4	3,380	27,980
To SC AllianceBernstein International Value Fund , Sun Capital and Sun Capital Related Entities#,5	5,780	28,780
To SC BlackRock International Index Fund, Sun Capital and Sun Capital Related Entities#,5	5,780	28,780
To SC BlackRock Large Cap Index Fund, Sun Capital and Sun Capital Related Entities#,5	4,980	27,980
To SC Davis Venture Value Fund, Sun Capital and Sun Capital Related Entities#,6	4,980	27,980
To SC Ibbotson Tactical Opportunities Fund, Sun Capital and Sun Capital Related Entities#,5	4,980	27,980
To SC Invesco Small Cap Growth Fund, Sun Capital and Sun Capital Related Entities#,6	4,980	27,980
To SC Lord Abbett Growth & Income Fund, Sun Capital and Sun Capital Related Entities#,6	4,980	27,980
To SC PIMCO High Yield Fund, Sun Capital and Sun Capital Related Entities#,6	5,780	28,780
To SC PIMCO Total Return Fund, Sun Capital and Sun Capital Related Entities#,6	5,780	28,780
To SC WMC Blue Chip Mid Cap Fund, Sun Capital and Sun Capital Related Entities#,6	4,980	27,980
To SC WMC Large Cap Growth Fund, Sun Capital and Sun Capital Related Entities#,6	4,980	27,980
To Sun Capital Investment Grade Bond Fund, Sun Capital and Sun Capital Related Entities#,6	4,980	27,980
To Sun Capital Money Market Fund, Sun Capital and Sun Capital Related Entities#,5	4,980	27,980

Aggregate fees for non-audit services:

	2012	2011
To MFS Blended Research Small Cap Equity Portfolio, MFS and MFS Related Entities##,4	1,361,724	N/A
To MFS Conservative Allocation Portfolio, MFS and MFS Related Entities##,4	1,361,724	N/A
To MFS Global Real Estate Portfolio, MFS and MFS Related Entities##,4	1,362,084	N/A
To MFS Growth Allocation Portfolio, MFS and MFS Related Entities##,4	1,361,724	N/A
To MFS Inflation-Adjusted Bond Portfolio, MFS and MFS Related Entities##,4	1,361,724	N/A

To MFS Limited Maturity Portfolio, MFS and MFS Related Entities##,4	1,362,524	N/A
To MFS Mid Cap Value Portfolio, MFS and MFS Related Entities##,4	1,361,724	N/A
To MFS Moderate Allocation Portfolio, MFS and MFS Related Entities##,4	1,361,724	N/A
To MFS New Discovery Value Portfolio, MFS and MFS Related Entities##,4	1,361,724	N/A

Aggregate fees for non-audit services:

	2012	2011
To MFS Blended Research Small Cap Equity Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,361,724	27,980
To MFS Conservative Allocation Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,361,724	27,980
To MFS Global Real Estate Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,362,084	28,340
To MFS Growth Allocation Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,361,724	27,980
To MFS Inflation-Adjusted Bond Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,361,724	27,980
To MFS Limited Maturity Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,362,524	28,780
To MFS Mid Cap Value Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,361,724	27,980
To MFS Moderate Allocation Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,361,724	27,980
To MFS New Discovery Value Portfolio, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,4	1,361,724	27,980
To SC AllianceBernstein International Value Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,5	5,780	28,780
To SC BlackRock International Index Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,5	5,780	28,780
To SC BlackRock Large Cap Index Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,5	4,980	27,980
To SC Davis Venture Value Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	4,980	27,980

To SC Ibbotson Tactical Opportunities Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,5	4,980	27,980
To SC Invesco Small Cap Growth Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	4,980	27,980
To SC Lord Abbett Growth & Income Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	4,980	27,980
To SC PIMCO High Yield Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	5,780	28,780
To SC PIMCO Total Return Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	5,780	28,780
To SC WMC Blue Chip Mid Cap Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	4,980	27,980
To SC WMC Large Cap Growth Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	4,980	27,980
To Sun Capital Investment Grade Bond Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,6	4,980	27,980
To Sun Capital Money Market Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities###,5	4,980	27,980

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex). Fees billed by Deloitte to MFS and MFS related entities are not reported for funds that were either liquidated or reorganized at the close of business December 7, 2012.
**	This amount reflects the fees billed to Sun Capital and Sun Capital Related Entities and MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex). Fees billed by Deloitte to MFS and MFS related entities are not reported for funds that were either liquidated or reorganized at the close of business December 7, 2012.
#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to Sun Capital and the Sun Capital Related Entities.
##	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. Fees billed by Deloitte to MFS and MFS related entities are not reported for funds that were either liquidated or reorganized at the close of business December 7, 2012.
###	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds, Sun Capital and Sun Capital Related Entities, and MFS and the MFS Related Entities. Fees billed by Deloitte to MFS and MFS related entities are not reported for funds that were either liquidated or reorganized at the close of business December 7, 2012.

1	The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
2	The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
3	The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.
4	The Fund changed its name during the period as described in the introductory note.
5	The Fund liquidated as of the close of business on December 7, 2012 as described in the introductory note.
6	The Fund liquidated in connection with its reorganization as of the close of business on December 7, 2012 as described in the introductory note.

Item 4(e)(1):

For the period from January 1, 2012 to the close of business on December 7, 2012, the registrant’s Audit Committee adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant require pre-approval. In addition, non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant also require pre-approval if the services provided to those entities are related directly to the operations and financial reporting of the registrant. The policy includes a list of specified services that are deemed to be pre-approved, subject to stated dollar limits, by the Audit Committee. The Audit Committee must provide specific advance approval for any service that is not included in the list of pre-approved services, or for any pre-approved service that exceeds the dollar limit set forth in the policy. In determining whether to approve services, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees effective close of business December 7, 2012, relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund, Sun Capital and Sun Capital Related Entities, and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There was a change to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item. Effective close of business December 7, 2012, the Nomination and Compensation Committee recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund, 111 Huntington Avenue, Boston, MA 02199. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Except as set forth below, there were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Effective close of business December 7, 2012, MFS became the investment adviser and administrator to the Registrant. As a result of MFS’ appointment as investment adviser and administrator to the Registrant, the Registrant amended its internal controls over financial reporting to utilize the internal controls over financial reporting utilized by other investment management companies for which MFS provides investment advisory and administration services. Therefore, the internal controls over financial reporting of the Registrant prior to close of business December 7, 2012 may materially differ from those currently utilized for the Registrant.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit, attached hereto:

i.	Code of Ethics effective at the close of business on December 7, 2012; and

ii.	Code of Ethics effective for the period January 1, 2012 to the close of business on December 7, 2012.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or

240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2013

*	Print name and title of each signing officer under his or her signature.